UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7608
                                                     ---------------------

               Nuveen North Carolina Premium Income Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: May 31
                                           ------------------

                  Date of reporting period: November 30, 2006
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                             SEMIANNUAL REPORT November 30, 2006

                        Nuveen Investments
                        Municipal Closed-End Funds

       NUVEEN GEORGIA
       PREMIUM INCOME
       MUNICIPAL FUND
                  NPG

       NUVEEN GEORGIA
   DIVIDEND ADVANTAGE
       MUNICIPAL FUND
                  NZX

       NUVEEN GEORGIA
   DIVIDEND ADVANTAGE
     MUNICIPAL FUND 2
                  NKG

         NUVEEN NORTH
     CAROLINA PREMIUM
INCOME MUNICIPAL FUND
                  NNC

         NUVEEN NORTH
    CAROLINA DIVIDEND
  ADVANTAGE MUNICIPAL
                 FUND
                  NRB

         NUVEEN NORTH
    CAROLINA DIVIDEND
  ADVANTAGE MUNICIPAL
               FUND 2
                  NNO

         NUVEEN NORTH
    CAROLINA DIVIDEND
  ADVANTAGE MUNICIPAL
               FUND 3
                  NII

Photo of: Woman and man at the beach.
Photo of: A child.

DEPENDABLE,
TAX-FREE INCOME BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)


Logo: NUVEEN Investments

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Photo of: Woman
Photo of: Man and child


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

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board


     Chairman's
           LETTER TO SHAREHOLDERS


     Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Manager's Comments, the Dividend and Share Price Information, and the Performance Overview sections of this report.

     For some time, I've used these letters to remind you that municipal bonds can be an important building block in a well balanced investment portfolio. In addition to providing attractive tax-free monthly income, a municipal bond investment like your Fund may help you achieve and benefit from greater portfolio diversification. Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. For more information about this important investment strategy, I encourage you to contact your personal financial advisor.


"IN ADDITION TO PROVIDING ATTRACTIVE TAX-FREE MONTHLY
INCOME, A MUNICIPAL BOND INVESTMENT LIKE YOUR
FUND MAY HELP YOU ACHIEVE AND BENEFIT FROM GREATER
PORTFOLIO DIVERSIFICATION."


     We also are pleased to be able to offer you a choice concerning how you receive your shareholder reports and other Fund information. As an alternative to mailed copies, you can sign up to receive future Fund reports and other Fund information by e-mail and the Internet. The inside front cover of this report contains information on how you can sign up.

     We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

January 15, 2007

Nuveen Investments Georgia and North Carolina Municipal Closed-End Funds (NPG, NZX, NKG, NNC, NRB, NNO, NII)


Portfolio Manager's
       COMMENTS

Portfolio manager Cathryn Steeves discusses key investment strategies and the six month performance of these seven Funds. Cathryn, who joined Nuveen in 1996, has managed the Funds since 2004.

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THIS REPORTING
PERIOD?

As the yield curve flattened during this six-month period, we continued to emphasize careful management of the Funds' underlying portfolios in line with our established targets. This included a disciplined approach to duration1 management and yield curve positioning. In selecting new additions for our portfolios, our purchase activity focused mainly on attractively priced bonds in the longer range of the yield curve. We believed that bonds in this part of the curve generally offered better value and reward opportunities more commensurate with their risk levels. To help us maintain the Funds' durations within our preferred strategic range, we were also selectively selling holdings with shorter durations.

In the four North Carolina Funds, we purchased inverse floating rate trusts, which had the benefit of both increasing the funds' distributable income and bringing duration closer to our preferred strategic range.

At the same time, we continued to maintain the Funds' weightings of lower-quality bonds. However, since these types of bonds performed well over this period, we generally found fewer attractive credit opportunities in the market place. Overall, the Funds continued to have exposure to the lower-rated credit categories.


1 Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

HOW DID THE FUNDS PERFORM?

Individual results for these Nuveen Georgia and North Carolina Funds, as well as relevant benchmark and peer group information, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 11/30/06

                               6-MONTH      1-YEAR        5-YEAR       10-YEAR
--------------------------------------------------------------------------------
GEORGIA FUNDS
--------------------------------------------------------------------------------
NPG                              5.65%        7.98%         6.79%        6.77%
--------------------------------------------------------------------------------
NZX                              5.33%        7.83%         7.59%        NA
--------------------------------------------------------------------------------
NKG                              6.24%        8.75%         NA           NA
--------------------------------------------------------------------------------
NORTH CAROLINA FUNDS
--------------------------------------------------------------------------------
NNC                              5.83%        7.27%         6.94%        6.73%
--------------------------------------------------------------------------------
NRB                              5.59%        7.43%         7.55%        NA
--------------------------------------------------------------------------------
NNO                              6.10%        7.61%         7.40%        NA
--------------------------------------------------------------------------------
NII                              5.94%        7.53%         NA           NA
--------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index2                      4.53%        6.12%         5.40%        5.75%
--------------------------------------------------------------------------------
Lipper Other States Municipal
Debt Funds Average3              5.93%        7.95%         7.29%       6.59%
--------------------------------------------------------------------------------

*Six-month returns are cumulative; returns for one, five and ten-years are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.


For the six months ended November 30, 2006, the total return on NAV for all the Funds exceeded the average return for the Lehman Brothers Municipal Bond Index. NKG and NNO outperformed the Lipper Other States peer group, while NNC and NII performed in line with the Lipper average. The remaining three Funds trailed this group average. Shareholders should note that the performance of the Lipper Other States category represents the overall average of returns for funds from 10 different states with a wide variety of municipal market conditions, making direct comparisons less meaningful.

As the yield curve continued to flatten over the course of this period, bonds with shorter maturities generally underperformed longer maturity bonds. In general, the funds benefited from their yield curve positioning. The funds had limited exposure to the shortest maturities, which was a positive, and generally had an emphasis on intermediate duration bonds, which was also favorable. On the other hand, the


2 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment- grade municipal bonds. Results for the Lehman index do not reflect any expenses.

3 The Lipper Other States Municipal Debt Funds category average is calculated using the returns of all closed-end funds in this category for each period as follows: 1 year, 46; 5 years, 27; and 10 years, 18. Fund and Lipper returns assume reinvestment of dividends.

funds had limited exposure to the very longest part of the curve, which had a slight countervailing negative impact.

With bonds rated BBB or lower and non-rated bonds generally outperforming other credit quality sectors during this period, all of these Funds benefited from their allocations of lower-quality credits. The performance of this sector was largely the result of investor demand for the higher yields typically associated with lower-quality bonds, which drove up their value. The Funds' allocations to BBB or lower and non-rated bonds ranged from 4% in NII, 5% in NNO, 8% in NPG, NNC and NRB, 9% in NZX, to 11% in NKG. The North Carolina Funds' relative underexposure to lower quality bonds negatively impacted their performance while NKG and NZK's relative overweight positively impacted performance.

Health care sector bonds, in particular hospital bonds, were also among some of the best performing credits in the Funds' portfolios. Our overweight in housing bonds for the Georgia Funds negatively impacted performance as this sector underperformed the general market.

Another factor in the annual performance of these Funds, especially relative to that of the unleveraged Lehman Brothers Municipal Bond Index, was the use of financial leverage. While leverage can add volatility to a Fund's NAV and share price, this strategy can also provide opportunities for additional income and total return for common shareholders. The Funds' leverage strategy positively impacted their results over this period.


HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AS OF
NOVEMBER 30, 2006?

As of November 30, 2006, all seven Funds continued to offer excellent overall credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 82% in NPG and NNC, 84% in NRB, 85% in NZX and NNO, 87% in NKG, to 94% in NII.

                        Dividend and Share Price
                               INFORMATION


As previously noted, all of the Funds in this report use leverage to potentially enhance opportunities for additional income for common shareholders. While leveraging continued to provide incremental income over this period, the extent of this benefit was reduced as short-term interest rates rose. The Funds' income streams were also impacted as the proceeds from older, higher-yielding bonds that matured or were called were reinvested into bonds generally offering lower yields, especially in the older Funds. These factors resulted in one monthly dividend reduction in NPG, NZX, NNC, NRB and NNO over the six-month period ended November 30, 2006. NKG had one monthly dividend increase, while the monthly dividend for NII was not affected.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of November 30, 2006, NZX and NRB had positive UNII balances for financial statement purposes and positive UNII balances, based on our best estimates, for tax purposes. NPG, NKG, NNC, NNO and NII had negative UNII balances for financial statement purposes and positive UNII balances, based on our best estimates, for tax purposes.

At the end of the reporting period, the Funds' share prices were trading at premiums or discounts to their NAVs as shown in the accompanying chart:

                           11/30/06                    12-MONTH AVERAGE
                   PREMIUM/DISCOUNT                    PREMIUM/DISCOUNT
--------------------------------------------------------------------------------
NPG                           -3.99%                              2.67%
--------------------------------------------------------------------------------
NZX                            7.62%                              7.90%
--------------------------------------------------------------------------------
NKG                           -6.88%                             -6.25%
--------------------------------------------------------------------------------
NNC                           -1.01%                              3.29%
--------------------------------------------------------------------------------
NRB                            2.55%                             11.57%
--------------------------------------------------------------------------------
NNO                           -2.29%                              2.95%
--------------------------------------------------------------------------------
NII                           -3.86%                             -0.75%
--------------------------------------------------------------------------------

Nuveen Georgia Premium Income Municipal Fund
NPG

Performance
      OVERVIEW As of November 30, 2006



Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              75%
AA                                7%
A                                10%
BBB                               7%
BB or Lower                       1%


Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                           0.0625
Jan                           0.0625
Feb                           0.0625
Mar                           0.0625
Apr                           0.0625
May                           0.0625
Jun                           0.0585
Jul                           0.0585
Aug                           0.0585
Sep                           0.0555
Oct                           0.0555
Nov                           0.0555


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/01/05                      14.99
                              15.06
                              14.9
                              14.6
                              14.53
                              14.68
                              14.61
                              14.65
                              14.4
                              14.3
                              14.2
                              14.04
                              13.96
                              13.88
                              14.1
                              14.03
                              14.06
                              14.06
                              14.15
                              14.12
                              14.12
                              14.12
                              14.15
                              14.14
                              14.14
                              14.49
                              14.64
                              14.86
                              14.72
                              14.94
                              14.98
                              14.85
                              14.79
                              14.95
                              14.82
                              15.011
                              14.96
                              14.75
                              14.67
                              14.67
                              14.52
                              14.85
                              14.77
                              14.9
                              15
                              15.0001
                              15
                              15.24
                              15.24
                              15.069
                              15.2
                              15.15
                              14.96
                              15.2
                              15.2
                              15
                              15
                              15.07
                              15.3
                              15.3
                              15.39
                              15.4
                              15.32
                              15.62
                              15.3
                              15.3
                              15.4
                              15.35
                              15.35
                              15.33
                              15.45
                              15.48
                              15.48
                              15.4
                              15.8
                              15.6
                              15.35
                              15.25
                              15.21
                              15.4
                              15.8
                              15.75
                              15.75
                              16.08
                              16.25
                              16.55
                              16.55
                              16.7
                              16.45
                              16.17
                              15.85
                              15.71
                              15.45
                              15.25
                              15.16
                              15.2
                              15.1
                              15.08
                              15.18
                              15.18
                              14.96
                              15.25
                              15.4
                              15.4
                              15.45
                              15.58
                              15.55
                              15.45
                              15.65
                              15.81
                              16.1
                              16.07
                              15.4
                              15.4
                              15.42
                              15.4
                              15.41
                              15.29
                              15.45
                              15.33
                              15.15
                              15.09
                              15.09
                              14.97
                              15.14
                              15.16
                              15.22
                              15.25
                              15.15
                              15.03
                              15.03
                              14.95
                              15.03
                              14.76
                              14.56
                              14.53
                              14.55
                              14.33
                              14.1
                              14.36
                              14.43
                              14.5
                              14.4
                              14.1
                              13.96
                              13.89
                              13.87
                              13.995
                              13.99
                              14.2
                              14.3
                              14.2001
                              14.7
                              14.61
                              14.55
                              14.44
                              14.35
                              14.3001
                              14.22
                              14.28
                              14.28
                              14.28
                              14.35
                              14.31
                              14.31
                              14.49
                              14.35
                              14.56
                              14.7
                              15
                              15.02
                              15.35
                              15.1
                              15.09
                              15.3
                              15.28
                              15.34
                              15.45
                              15.45
                              15.47
                              15.47
                              15.45
                              15.45
                              15.51
                              15.46
                              15.46
                              15.51
                              15.46
                              15.58
                              15.58
                              15.95
                              15.98
                              15.94
                              15.68
                              15.46
                              15.57
                              15.52
                              15.6
                              15.5068
                              15.42
                              15.39
                              15.45
                              15.55
                              15.65
                              15.65
                              15.68
                              15.6
                              15.45
                              15.45
                              15.42
                              15.41
                              15.41
                              15.4
                              15.4
                              15.41
                              15.34
                              15.65
                              15.4
                              15.4
                              15.11
                              15.0201
                              15.02
                              14.95
                              14.94
                              14.94
                              14.94
                              14.94
                              14.94
                              14.94
                              14.85
                              14.91
                              14.91
                              15.25
                              15.43
                              15.49
                              15.64
                              15.6
                              15.51
                              15.41
                              15.3
                              15.3
                              15.18
                              15.14
                              15.4
                              15.5
                              15.5
                              15.17
                              14.91
                              14.7
                              14.82
                              14.67
                              14.59
                              14.53
                              14.49
11/30/06                      14.42

FUND SNAPSHOT
------------------------------------
Common Share Price            $14.42
------------------------------------
Common Share
Net Asset Value               $15.02
------------------------------------
Premium/(Discount) to NAV     -3.99%
------------------------------------
Market Yield                   4.62%
------------------------------------
Taxable-Equivalent Yield1      6.84%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $57,140
------------------------------------
Average Effective Maturity
on Securities (Years)          16.73
------------------------------------
Leverage-Adjusted Duration      7.66
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/20/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -2.69%         5.65%
------------------------------------
1-Year          2.37%         7.98%
------------------------------------
5-Year          4.46%         6.79%
------------------------------------
10-Year         6.29%         6.77%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Health Care                    21.6%
------------------------------------
Tax Obligation/Limited         19.4%
------------------------------------
Education and Civic
   Organizations               12.8%
------------------------------------
Water and Sewer                 9.7%
------------------------------------
U.S. Guaranteed                 8.6%
------------------------------------
Tax Obligation/General          6.2%
------------------------------------
Utilities                       5.9%
------------------------------------
Housing/Single Family           4.5%
------------------------------------
Other                          11.3%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.5%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2005 of $0.0669 per share.

Nuveen Georgia Dividend Advantage Municipal Fund
NZX

Performance
      OVERVIEW As of November 30, 2006



Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              77%
AA                                8%
A                                 6%
BBB                               7%
BB or Lower                       2%


Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                            0.073
Jan                            0.073
Feb                            0.073
Mar                           0.0695
Apr                           0.0695
May                           0.0695
Jun                            0.066
Jul                            0.066
Aug                            0.066
Sep                           0.0625
Oct                           0.0625
Nov                           0.0625

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/01/05                      16.39
                              16.28
                              16.42
                              16.52
                              16.65
                              16.9
                              16.45
                              16.08
                              16.05
                              15.92
                              15.8
                              15.66
                              15.69
                              15.28
                              15.32
                              15.32
                              15.4
                              15.23
                              15.59
                              15.65
                              15.65
                              15.65
                              15.9
                              15.85
                              15.76
                              15.61
                              15.7
                              15.7
                              15.56
                              15.91
                              15.91
                              16.25
                              16.74
                              16.01
                              15.96
                              15.78
                              15.72
                              15.6
                              15.4
                              15.54
                              16
                              16.45
                              15.84
                              16.08
                              16.09
                              16.09
                              16.7
                              16.71
                              17.21
                              17
                              17
                              16.42
                              15.9
                              15.95
                              15.78
                              16.06
                              15.95
                              15.75
                              15.81
                              15.6
                              15.66
                              15.66
                              15.66
                              15
                              15.1
                              15.55
                              15.5
                              15.6
                              15.42
                              15.35
                              15.12
                              15.09
                              15.09
                              15.06
                              15.8
                              15.81
                              15.5
                              15.39
                              15.94
                              15.82
                              15.2
                              15.4
                              15.38
                              15.47
                              15.28
                              15.56
                              15.51
                              15.95
                              15.22
                              15.9
                              15.4
                              15.04
                              14.82
                              14.58
                              14.64
                              14.64
                              14.64
                              14.85
                              14.93
                              15
                              15.34
                              15.4
                              15.7
                              15.7
                              16.05
                              16
                              15.75
                              15.75
                              15.75
                              16.05
                              16.05
                              16.2
                              16.06
                              15.85
                              16
                              16.15
                              16.15
                              16
                              16
                              15.85
                              15.9
                              15.9
                              15.85
                              15.9
                              15.9
                              15.5
                              15.8
                              15.7
                              15.6999
                              15.68
                              15.38
                              15.38
                              15.9
                              15.71
                              15.562
                              15
                              15.5
                              15.8
                              15.7
                              15.7001
                              15.9
                              15.9
                              16.05
                              15.99
                              15.7
                              16.2
                              16.46
                              16.46
                              17.2
                              16.5
                              16.69
                              16.46
                              16.51
                              16.51
                              16.51
                              16.52
                              16.52
                              16.5
                              16.5
                              16.4799
                              16.41
                              16.5
                              16.99
                              16.99
                              16.45
                              16.81
                              16.55
                              16.6
                              16.9
                              16.75
                              16.75
                              16.75
                              16.6
                              17.59
                              17.5
                              17.35
                              17.38
                              16.99
                              16.99
                              17
                              17
                              16.8
                              17.2
                              16.8
                              16.8
                              16.76
                              17.48
                              16.98
                              16.8
                              16.76
                              16.76
                              16.5
                              16.2
                              15.75
                              16
                              15.75
                              15.8
                              15.8
                              15.95
                              15.95
                              15.9
                              15.68
                              15.79
                              15.8
                              15.72
                              15.75
                              15.91
                              15.92
                              15.92
                              16.35
                              16.35
                              16.35
                              16.15
                              16.3
                              16.18
                              16.18
                              15.61
                              15.6
                              15.65
                              15.65
                              15.65
                              15.48
                              15.4201
                              15.33
                              15.32
                              15.41
                              15.41
                              15.41
                              15.15
                              15.59
                              16
                              16.25
                              16.5
                              16.5
                              16.9999
                              16.9
                              16.75
                              16.39
                              16.35
                              16.85
                              16.85
                              16.85
                              16.1
                              16.35
                              16.2
                              16.5
                              16.5
                              15.73
                              15.5
                              15.26
                              15.26
                              15.48
                              16.58
                              16.77
11/30/06                      16.25


FUND SNAPSHOT
------------------------------------
Common Share Price            $16.25
------------------------------------
Common Share
Net Asset Value               $15.10
------------------------------------
Premium/(Discount) to NAV      7.62%
------------------------------------
Market Yield                   4.62%
------------------------------------
Taxable-Equivalent Yield1      6.84%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $29,702
------------------------------------
Average Effective Maturity
on Securities (Years)          13.80
------------------------------------
Leverage-Adjusted Duration      7.18
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    7.29%         5.33%
------------------------------------
1-Year          4.83%         7.83%
------------------------------------
5-Year          7.45%         7.59%
------------------------------------
Since
Inception       7.34%         6.98%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Health Care                    19.7%
------------------------------------
Education and Civic
   Organizations               16.0%
------------------------------------
Water and Sewer                12.5%
------------------------------------
U.S. Guaranteed                11.9%
------------------------------------
Tax Obligation/General         10.4%
------------------------------------
Utilities                       7.2%
------------------------------------
Housing/Single Family           6.2%
------------------------------------
Tax Obligation/Limited          3.7%
------------------------------------
Other                          12.4%
------------------------------------


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.5%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Georgia Dividend Advantage Municipal Fund 2
NKG


Performance
      OVERVIEW As of November 30, 2006



Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              79%
AA                                8%
A                                 2%
BBB                               9%
BB or Lower                       2%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                            0.059
Jan                            0.059
Feb                            0.059
Mar                            0.056
Apr                            0.056
May                            0.056
Jun                           0.0515
Jul                           0.0515
Aug                           0.0515
Sep                           0.0515
Oct                           0.0515
Nov                            0.053

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/01/05                      13.29
                              13.32
                              13.24
                              13.28
                              13.34
                              13.44
                              13.26
                              13.5
                              13.34
                              13.46
                              13.48
                              13.22
                              13.28
                              13.33
                              13.3599
                              13.3
                              13.3
                              13.38
                              13.39
                              13.36
                              13.58
                              13.58
                              13.4048
                              13.44
                              13.57
                              13.75
                              13.64
                              13.78
                              13.65
                              13.95
                              13.74
                              13.77
                              13.69
                              13.71
                              13.66
                              13.75
                              13.78
                              13.71
                              13.44
                              13.55
                              13.56
                              13.68
                              13.75
                              13.84
                              13.77
                              13.7
                              13.9
                              13.89
                              13.89
                              13.97
                              13.49
                              13.68
                              13.57
                              13.87
                              13.8
                              13.85
                              13.9
                              13.68
                              13.65
                              13.7
                              13.83
                              13.87
                              13.77
                              13.65
                              13.73
                              13.58
                              13.79
                              13.84
                              13.76
                              13.81
                              13.71
                              13.7
                              13.96
                              13.66
                              13.62
                              13.55
                              13.63
                              13.8
                              13.8
                              13.74
                              13.6
                              13.59
                              13.65
                              13.97
                              13.73
                              13.6
                              13.75
                              13.47
                              13.6412
                              13.68
                              13.52
                              13.5
                              13.6
                              13.43
                              13.41
                              13.36
                              13.35
                              13.35
                              13.28
                              13.35
                              13.39
                              13.47
                              13.3553
                              13.3553
                              13.35
                              13.51
                              13.33
                              13.34
                              13.28
                              13.33
                              13.51
                              13.51
                              13.33
                              13.25
                              13.3
                              13.18
                              13.38
                              13.51
                              13.4
                              13.4
                              13.25
                              13.15
                              13.11
                              13.3
                              13.3
                              13.26
                              13.47
                              13.56
                              13.5
                              13.3411
                              13.25
                              13.15
                              13.14
                              13.12
                              13.09
                              13
                              13.1
                              13.07
                              13.01
                              12.99
                              12.97
                              12.92
                              12.85
                              12.84
                              12.95
                              12.95
                              12.94
                              13.03
                              13.12
                              13.07
                              13.12
                              13.1301
                              13.25
                              13.25
                              13.17
                              13
                              12.98
                              12.98
                              12.97
                              12.97
                              12.97
                              13.09
                              13.09
                              13.05
                              13.07
                              13.16
                              13.14
                              13.26
                              13.28
                              13.44
                              13.65
                              13.73
                              13.77
                              13.6
                              13.56
                              13.48
                              13.34
                              13.34
                              13.37
                              13.55
                              13.58
                              13.56
                              13.56
                              13.35
                              13.35
                              13.38
                              13.54
                              13.58
                              13.52
                              13.44
                              13.5
                              13.5
                              13.6
                              13.35
                              13.45
                              13.49
                              13.66
                              13.65
                              13.56
                              13.54
                              13.51
                              13.53
                              13.4101
                              13.64
                              13.54
                              13.55
                              13.51
                              13.5
                              13.5501
                              13.64
                              13.63
                              13.63
                              13.46
                              13.54
                              13.55
                              13.52
                              13.5
                              13.5499
                              13.55
                              13.5108
                              13.4501
                              13.52
                              13.56
                              13.49
                              13.46
                              13.4239
                              13.53
                              13.53
                              13.48
                              13.57
                              13.49
                              13.44
                              13.649
                              13.75
                              13.7
                              13.8
                              13.74
                              13.8
                              13.69
                              13.69
                              13.81
                              13.73
                              13.72
                              13.75
                              13.8
                              13.7
                              13.8
                              13.75
                              13.56
                              13.5603
                              13.5603
                              13.59
                              13.5401
                              13.75
11/30/06                      13.8


FUND SNAPSHOT
------------------------------------
Common Share Price            $13.80
------------------------------------
Common Share
Net Asset Value               $14.82
------------------------------------
Premium/(Discount) to NAV     -6.88%
------------------------------------
Market Yield                   4.61%
------------------------------------
Taxable-Equivalent Yield1      6.83%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $67,501
------------------------------------
Average Effective Maturity
on Securities (Years)          17.29
------------------------------------
Leverage-Adjusted Duration      8.17
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    6.49%         6.24%
------------------------------------
1-Year          8.89%         8.75%
------------------------------------
Since
Inception       3.34%         6.11%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------

Water and Sewer                16.9%
------------------------------------
Health Care                    16.8%
------------------------------------
Tax Obligation/Limited         16.0%
------------------------------------
Education and Civic
   Organizations               11.0%
------------------------------------
Tax Obligation/General          8.4%
------------------------------------
U.S. Guaranteed                 7.9%
------------------------------------
Utilities                       5.5%
------------------------------------
Transportation                  3.9%
------------------------------------
Other                          13.6%
------------------------------------


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.5%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen North Carolina Premium Income Municipal Fund
NNC

Performance
      OVERVIEW As of November 30, 2006



Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              50%
AA                               32%
A                                10%
BBB                               6%
N/R                               2%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                           0.0645
Jan                           0.0645
Feb                           0.0645
Mar                            0.061
Apr                            0.061
May                            0.061
Jun                           0.0575
Jul                           0.0575
Aug                           0.0575
Sep                           0.0545
Oct                           0.0545
Nov                           0.0545

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/01/05                      14.72
                              15.03
                              14.91
                              14.86
                              14.87
                              14.801
                              14.82
                              14.53
                              14.45
                              14.51
                              14.64
                              14.67
                              14.75
                              15.0799
                              14.98
                              15.15
                              15.19
                              15.31
                              15.4
                              15.37
                              15.6
                              15.6
                              15.45
                              15.71
                              15.7
                              15.55
                              15.56
                              15.28
                              15.05
                              15.12
                              15.16
                              15.56
                              15.5
                              15.6
                              15.7
                              15.72
                              15.95
                              16
                              16.35
                              16.27
                              16.11
                              16.14
                              16.02
                              15.9
                              15.79
                              15.841
                              15.8
                              15.86
                              15.75
                              16.1
                              16.14
                              15.75
                              15.94
                              15.7
                              15.68
                              15.69
                              15.72
                              15.74
                              15.97
                              15.96
                              16.1
                              16.03
                              15.56
                              15.7
                              15.55
                              15.51
                              15.51
                              15.4
                              15.45
                              15.4
                              15.25
                              15.29
                              15.47
                              15.43
                              15.5
                              15.47
                              15.45
                              15.39
                              15.32
                              15.53
                              15.53
                              15.51
                              15.25
                              15.19
                              15.2
                              15.1
                              15.4
                              15.53
                              15.03
                              15.02
                              14.81
                              15.15
                              15.05
                              15
                              15.3
                              15.3
                              15.4799
                              15.05
                              14.9
                              14.8601
                              14.84
                              14.6392
                              14.78
                              14.78
                              14.82
                              14.99
                              14.8
                              14.9
                              14.86
                              14.6
                              14.85
                              14.75
                              14.6
                              14.68
                              14.85
                              14.74
                              14.55
                              14.77
                              15.01
                              15.05
                              14.81
                              14.91
                              14.85
                              14.8899
                              15
                              15.09
                              15.04
                              15.2
                              15.2
                              15.09
                              15.3
                              15.11
                              14.9478
                              15.24
                              15.24
                              15.25
                              15.3
                              15.25
                              15.3
                              15.25
                              14.97
                              14.97
                              15.19
                              15.18
                              15.17
                              14.95
                              14.86
                              14.88
                              14.97
                              14.59
                              14.6851
                              14.64
                              14.64
                              14.73
                              14.87
                              14.61
                              14.51
                              14.45
                              14.45
                              14.45
                              14.5
                              14.75
                              14.84
                              14.8
                              14.71
                              14.7
                              14.6999
                              14.6
                              14.7
                              14.65
                              14.46
                              14.51
                              14.65
                              14.556
                              14.71
                              14.75
                              14.65
                              14.66
                              14.75
                              14.85
                              14.94
                              14.94
                              14.8
                              14.78
                              14.83
                              14.8
                              14.76
                              14.76
                              14.8
                              14.8
                              14.77
                              14.76
                              14.84
                              14.8
                              14.74
                              14.85
                              14.73
                              14.7
                              14.87
                              14.7501
                              14.97
                              14.74
                              14.7
                              14.7499
                              14.65
                              14.73
                              14.66
                              14.5926
                              14.58
                              14.47
                              14.45
                              14.45
                              14.4401
                              14.5
                              14.43
                              14.49
                              14.38
                              14.29
                              14.3
                              14.24
                              14.3
                              14.2599
                              14.26
                              14.22
                              14.25
                              14.25
                              14.28
                              14.21
                              14.26
                              14.32
                              14.28
                              14.35
                              14.43
                              14.43
                              14.42
                              14.67
                              14.48
                              14.4
                              14.33
                              14.3199
                              14.28
                              14.3
                              14.26
                              14.3
                              14.34
                              14.36
                              14.31
                              14.3499
                              14.31
                              14.33
                              14.31
                              14.39
                              14.4399
                              14.5
11/30/06                      14.68


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.68
------------------------------------
Common Share
Net Asset Value               $14.83
------------------------------------
Premium/(Discount) to NAV     -1.01%
------------------------------------
Market Yield                   4.46%
------------------------------------
Taxable-Equivalent Yield1      6.76%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $94,214
------------------------------------
Average Effective Maturity
on Securities (Years)          16.60
------------------------------------
Leverage-Adjusted Duration      8.08
------------------------------------


AVERAGE ANNUAL TOTAL RETURN
(Inception 5/20/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -0.47%         5.83%
------------------------------------
1-Year          7.23%         7.27%
------------------------------------
5-Year          4.98%         6.94%
------------------------------------
10-Year         6.49%         6.73%
------------------------------------


INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         20.8%
------------------------------------
Health Care                    19.6%
------------------------------------
Education and Civic
   Organizations               16.9%
------------------------------------
Utilities                       8.5%
------------------------------------
U.S. Guaranteed                 7.5%
------------------------------------
Housing/Single Family           5.4%
------------------------------------
Tax Obligation/General          5.1%
------------------------------------
Transportation                  4.6%
------------------------------------
Other                          11.6%
------------------------------------


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2005 of $0.1628 per share.

Nuveen North Carolina Dividend Advantage Municipal Fund
NRB

Performance
      OVERVIEW As of November 30, 2006


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              60%
AA                               24%
A                                 8%
BBB                               5%
N/R                               3%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                           0.0735
Jan                           0.0735
Feb                           0.0735
Mar                             0.07
Apr                             0.07
May                             0.07
Jun                           0.0665
Jul                           0.0665
Aug                           0.0665
Sep                           0.0635
Oct                           0.0635
Nov                           0.0635

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/01/05                      16.66
                              16.5
                              16.1
                              15.81
                              15.98
                              16.3
                              16.02
                              16
                              16.2
                              16.29
                              16.24
                              16.24
                              16.52
                              16.43
                              16.05
                              16.04
                              16.28
                              16.11
                              16.44
                              16.56
                              17.04
                              17.04
                              17.14
                              17.02
                              17.47
                              17.47
                              17.75
                              17.75
                              17.75
                              17.75
                              17.45
                              17.2
                              16.85
                              17
                              16.98
                              16.98
                              16.99
                              16.86
                              16.98
                              17
                              16.71
                              16.82
                              16.82
                              16.8
                              16.71
                              16.71
                              16.6
                              16.31
                              16.45
                              16.48
                              16.48
                              16.51
                              16.6
                              16.6
                              16.65
                              16.65
                              16.65
                              16.71
                              17.1
                              17.05
                              17.4
                              17.42
                              17.45
                              17.55
                              17.6
                              17.55
                              17.53
                              17.53
                              17.32
                              17.75
                              17.5
                              17.2101
                              17.2101
                              17.2101
                              17.2101
                              17.9
                              17.65
                              17.9
                              17.67
                              17.92
                              17.6
                              17.55
                              17.4
                              17.25
                              17.55
                              17.48
                              17.6
                              17.6
                              17.32
                              17.85
                              17.85
                              17.7
                              17.02
                              17.3
                              16.85
                              16.85
                              17.3
                              17.27
                              17.27
                              17.27
                              17.07
                              16.96
                              16.73
                              16.73
                              16.96
                              16.9
                              16.9
                              16.9
                              16.73
                              17.25
                              17.25
                              17.25
                              17.18
                              17.18
                              16.98
                              16.99
                              17
                              16.99
                              17.2
                              16.97
                              17.14
                              17.14
                              17.3
                              17.45
                              17.27
                              17.7
                              17.75
                              17.75
                              17.75
                              17.26
                              17.26
                              17.26
                              17.26
                              17.26
                              17.26
                              17.26
                              17.26
                              17.26
                              17.04
                              17.04
                              17.3
                              17.4
                              17.55
                              17.41
                              17.41
                              17.41
                              17.6
                              17.76
                              17.9
                              17.71
                              17.7
                              17.7
                              17.21
                              17.23
                              17.07
                              17.12
                              17
                              16.66
                              16.5
                              16.69
                              16.25
                              16.25
                              16.25
                              16.1
                              16.1
                              16.09
                              15.9
                              15.98
                              15.91
                              16
                              15.86
                              16
                              16
                              16.01
                              16.01
                              16.01
                              16.05
                              15.96
                              16.15
                              16.15
                              16.25
                              16.25
                              16.25
                              16.25
                              16.1
                              16.24
                              16.05
                              16.06
                              16.09
                              16.27
                              16.45
                              16.48
                              16.33
                              16.22
                              16.22
                              16.71
                              16.24
                              16.45
                              16.25
                              16.16
                              16.38
                              16.34
                              16.84
                              16.7
                              17
                              16.65
                              16.65
                              16.16
                              16.02
                              16.06
                              16.07
                              16.07
                              16.2
                              16.37
                              16.37
                              16.26
                              16.26
                              16.26
                              16.25
                              16.25
                              16.07
                              16.09
                              15.94
                              15.92
                              15.99
                              16
                              15.99
                              15.81
                              15.61
                              15.71
                              15.45
                              15.55
                              15.55
                              15.55
                              15.8
                              15.87
                              15.71
                              16.09
                              16.14
                              16.19
                              16.01
                              16.0101
                              15.94
                              15.99
                              15.94
                              15.94
                              15.94
                              15.93
                              15.85
                              15.86
                              15.86
                              16.15
                              16.13
                              16
11/30/06                      15.69


FUND SNAPSHOT
------------------------------------
Common Share Price            $15.69
------------------------------------
Common Share
Net Asset Value               $15.30
------------------------------------
Premium/(Discount) to NAV      2.55%
------------------------------------
Market Yield                   4.86%
------------------------------------
Taxable-Equivalent Yield1      7.36%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $34,552
------------------------------------
Average Effective Maturity
on Securities (Years)          15.54
------------------------------------
Leverage-Adjusted Duration      7.83
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 1/25/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -9.21%         5.59%
------------------------------------
1-Year         -2.52%         7.43%
------------------------------------
5-Year          6.72%         7.55%
------------------------------------
Since
Inception       6.50%         7.27%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Water and Sewer                20.4%
------------------------------------
Education and Civic
   Organizations               13.7%
------------------------------------
Tax Obligation/Limited         13.6%
------------------------------------
Utilities                      13.5%
------------------------------------
Health Care                    13.4%
------------------------------------
U.S. Guaranteed                 5.9%
------------------------------------
Housing/Multifamily             4.1%
------------------------------------
Tax Obligation/General          3.9%
------------------------------------
Other                          11.5%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen North Carolina Dividend Advantage Municipal Fund 2
NNO

Performance
      OVERVIEW As of November 30, 2006



Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              68%
AA                               17%
A                                10%
BBB                               2%
N/R                               3%


Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                           0.0685
Jan                           0.0685
Feb                           0.0685
Mar                            0.065
Apr                            0.065
May                            0.065
Jun                           0.0615
Jul                           0.0615
Aug                           0.0615
Sep                            0.058
Oct                            0.058
Nov                            0.058


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/01/05                      15.34
                              15.26
                              15
                              14.77
                              14.84
                              15
                              15.04
                              15
                              14.9
                              14.96
                              14.92
                              15.15
                              15.18
                              15.02
                              14.96
                              15
                              15
                              15.08
                              15.07
                              15.45
                              15.6
                              15.6
                              15.39
                              15.6
                              15.7
                              15.69
                              15.8
                              15.8
                              15.84
                              15.7
                              15.8
                              15.86
                              15.8
                              15.8
                              15.96
                              15.94
                              15.9999
                              15.98
                              16.1
                              16.1
                              16.1
                              16.13
                              16.18
                              16.13
                              15.85
                              16
                              15.55
                              15.45
                              15.5
                              15.75
                              15.7
                              15.75
                              15.75
                              15.94
                              15.97
                              15.9
                              15.56
                              15.7
                              15.7
                              15.7
                              16.1
                              15.85
                              15.95
                              15.4
                              15.4
                              15.65
                              15.55
                              15.65
                              15.62
                              15.68
                              15.75
                              15.95
                              16.19
                              16.19
                              16.25
                              16.05
                              16.1
                              16.09
                              16.09
                              16
                              15.9
                              15.8
                              15.54
                              15.55
                              15.8
                              15.45
                              15.55
                              15.55
                              15.85
                              15.81
                              15.6
                              15.6
                              15.5
                              15.54
                              15.35
                              15.35
                              15.2
                              15.1
                              15
                              15.07
                              15.05
                              15
                              15.07
                              15.07
                              15
                              15.01
                              15.19
                              15.2
                              15.34
                              15.4
                              15.51
                              15.45
                              15.4401
                              15.29
                              15.43
                              15.34
                              15.15
                              15.05
                              15.12
                              15.24
                              15.14
                              15.4
                              15.36
                              15.25
                              15.3
                              15.28
                              15.29
                              15.3
                              15.3
                              15.59
                              15.6
                              15.6499
                              15.6
                              15.65
                              15.85
                              16
                              16
                              15.95
                              15.88
                              15.8
                              15.8
                              15.8
                              15.86
                              15.86
                              15.68
                              15.562
                              15.45
                              15.45
                              15.4
                              15.23
                              14.9
                              14.98
                              15.13
                              15.15
                              14.99
                              14.96
                              14.9
                              14.88
                              14.88
                              15
                              15
                              15
                              15
                              15
                              14.9101
                              15.1
                              14.65
                              14.8
                              14.9
                              14.94
                              14.8899
                              14.91
                              14.91
                              14.85
                              14.85
                              14.82
                              14.88
                              14.88
                              14.88
                              14.94
                              14.98
                              14.97
                              15.05
                              15.09
                              15.26
                              15.18
                              15.18
                              15.18
                              15.11
                              15.08
                              15.23
                              15.23
                              15.2
                              15.02
                              15.12
                              15.17
                              15.25
                              15.25
                              15.16
                              15.2
                              15.1701
                              15.24
                              15.15
                              15.09
                              15.09
                              15.16
                              15.24
                              15.24
                              15.24
                              15.24
                              15.2
                              15.2
                              15.08
                              15.23
                              15.23
                              15.21
                              15.3006
                              15.2101
                              15.35
                              15.38
                              15.25
                              15.25
                              15.2
                              15.3
                              15.08
                              15.06
                              15.12
                              15.01
                              15.03
                              15
                              15.0899
                              15.02
                              15.04
                              15.16
                              15.17
                              15.24
                              15.14
                              15.1
                              15.05
                              15.09
                              15.03
                              15.02
                              14.92
                              15.0199
                              15.01
                              15.01
                              14.93
                              14.86
                              14.89
                              14.91
                              14.91
                              14.9
                              14.927
                              14.8201
11/30/06                      14.93


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.93
------------------------------------
Common Share
Net Asset Value               $15.28
------------------------------------
Premium/(Discount) to NAV     -2.29%
------------------------------------
Market Yield                   4.66%
------------------------------------
Taxable-Equivalent Yield1      7.06%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $57,256
------------------------------------
Average Effective Maturity
on Securities (Years)          13.71
------------------------------------
Leverage-Adjusted Duration      7.95
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/15/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    0.05%         6.10%
------------------------------------
1-Year          1.98%         7.61%
------------------------------------
5-Year          5.68%         7.40%
------------------------------------
Since
Inception       5.70%         7.30%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         20.2%
------------------------------------
Health Care                    16.4%
------------------------------------
U.S. Guaranteed                13.0%
------------------------------------
Education and Civic
   Organizations               10.9%
------------------------------------
Transportation                 10.9%
------------------------------------
Water and Sewer                10.7%
------------------------------------
Utilities                       8.8%
------------------------------------
Other                           9.1%
------------------------------------


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2005 of $0.1239 per share.

Nuveen North Carolina Dividend Advantage Municipal Fund 3
NII

Performance
      OVERVIEW As of November 30, 2006



Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              75%
AA                               19%
A                                 2%
BBB                               3%
N/R                               1%


Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                            0.061
Jan                            0.061
Feb                            0.061
Mar                            0.058
Apr                            0.058
May                            0.058
Jun                           0.0545
Jul                           0.0545
Aug                           0.0545
Sep                           0.0545
Oct                           0.0545
Nov                           0.0545


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/01/05                      13.78
                              13.74
                              13.64
                              13.63
                              13.6799
                              13.75
                              13.75
                              13.62
                              13.47
                              13.61
                              13.49
                              13.65
                              13.64
                              13.67
                              13.7
                              13.7
                              13.75
                              13.73
                              13.75
                              13.73
                              13.75
                              13.75
                              13.7499
                              14.07
                              14.01
                              14.12
                              14.24
                              14.17
                              14.2
                              14.3
                              14.3999
                              14.33
                              14.51
                              14.55
                              14.54
                              14.44
                              14.43
                              14.36
                              14.33
                              14.48
                              14.35
                              14.16
                              14.3
                              14.25
                              14.25
                              14.05
                              14.17
                              14.24
                              14.49
                              14.51
                              14.52
                              14.54
                              14.5
                              14.479
                              14.53
                              14.21
                              14.38
                              14.39
                              14.56
                              14.6
                              14.82
                              14.66
                              14.5
                              14.32
                              14.32
                              14.5
                              14.38
                              14.38
                              14.33
                              14.3
                              14.4
                              14.25
                              14.44
                              14.3
                              14.5
                              14.51
                              14.5
                              14.5
                              14.3
                              14.49
                              14.41
                              14.55
                              14.31
                              14.59
                              14.65
                              14.4
                              14.7
                              14.68
                              14.56
                              14.65
                              14.65
                              14.3
                              14.1
                              14.14
                              14.09
                              14.05
                              14.08
                              13.97
                              14.11
                              13.97
                              13.95
                              13.75
                              13.9
                              13.9
                              14.15
                              14.23
                              14.48
                              14.2001
                              14.75
                              14.65
                              14.75
                              14.7
                              14.43
                              14.22
                              14.25
                              14.17
                              14.2
                              14.2
                              14.26
                              14.26
                              14.4899
                              14.43
                              14.24
                              14.28
                              14.32
                              14.42
                              14.77
                              14.7
                              14.55
                              14.76
                              14.98
                              14.88
                              14.75
                              14.8
                              14.8
                              14.66
                              14.66
                              14.72
                              14.68
                              14.79
                              14.69
                              14.4
                              14.4
                              14.71
                              14.72
                              14.67
                              14.49
                              14.42
                              14.5
                              14.3
                              14.28
                              14.31
                              14.27
                              14.31
                              14.1
                              14.05
                              14.15
                              14.15
                              14.19
                              14.19
                              14.15
                              14.02
                              14.04
                              14.02
                              14.1
                              14.1
                              14.1
                              14.25
                              14.36
                              14.8999
                              14.67
                              14.66
                              14.5
                              14.4
                              14.24
                              14.25
                              14.4
                              14.3
                              14.27
                              14.27
                              14.2
                              14.2201
                              14.25
                              14.2
                              14.29
                              14.18
                              14.22
                              14.25
                              14.26
                              14.3
                              14.35
                              14.39
                              14.4
                              14.15
                              14.24
                              14.35
                              14.65
                              14.55
                              14.45
                              14.32
                              14.42
                              14.39
                              14.35
                              14.36
                              14.54
                              14.3601
                              14.5
                              14.54
                              14.65
                              14.6881
                              14.46
                              14.46
                              14.49
                              14.4
                              14.35
                              14.3499
                              14.3
                              14.18
                              14.22
                              14.21
                              14.21
                              14.21
                              14.21
                              14.27
                              14.31
                              14.27
                              14.38
                              14.25
                              14.18
                              14.36
                              14.19
                              14.18
                              14.2
                              14.22
                              14.34
                              14.45
                              14.24
                              14.2252
                              14.2
                              14.2
                              14.13
                              14.23
                              14.1
                              14
                              14
                              14.21
                              14.3976
                              14.8
                              14.36
                              14.43
                              14.43
                              14.21
                              14.25
                              14.19
11/30/06                      14.2


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.20
------------------------------------
Common Share
Net Asset Value               $14.77
------------------------------------
Premium/(Discount) to NAV     -3.86%
------------------------------------
Market Yield                   4.61%
------------------------------------
Taxable-Equivalent Yield1      6.98%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $58,070
------------------------------------
Average Effective Maturity
on Securities (Years)          16.10
------------------------------------
Leverage-Adjusted Duration      7.69
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    0.73%         5.94%
------------------------------------
1-Year          6.74%         7.53%
------------------------------------
Since
Inception       3.83%         6.07%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Water and Sewer                23.3%
------------------------------------
Tax Obligation/Limited         18.4%
------------------------------------
Tax Obligation/General         12.3%
------------------------------------
Utilities                      10.0%
------------------------------------
Health Care                     8.8%
------------------------------------
Education and Civic
   Organizations                7.5%
------------------------------------
U.S. Guaranteed                 6.9%
------------------------------------
Transportation                  5.8%
------------------------------------
Other                           7.0%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

                        Shareholder
                               MEETING REPORT

The shareholder meeting was held in the offices of Nuveen Investments on November 14, 2006.

                                                  NPG                                NZX                              NKG
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                   Common and                         Common and                         Common and
                                MuniPreferred     MuniPreferred    MuniPreferred      MuniPreferred   MuniPreferred    MuniPreferred
                                shares voting     shares voting    shares voting      shares voting   shares voting    shares voting
                                     together          together         together           together        together         together
                                   as a class        as a class       as a class         as a class      as a class       as a class
------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner
   For                              3,546,182                --        1,896,023                 --       4,346,865               --
   Withhold                            41,304                --           24,369                 --         135,210               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            3,587,486                --        1,920,392                 --       4,482,075               --
====================================================================================================================================
Lawrence H. Brown
   For                              3,542,476                --        1,896,023                 --       4,343,465               --
   Withhold                            45,010                --           24,369                 --         138,610               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            3,587,486                --        1,920,392                 --       4,482,075               --
====================================================================================================================================
Jack B. Evans
   For                              3,546,182                --        1,896,023                 --       4,345,165               --
   Withhold                            41,304                --           24,369                 --         136,910               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            3,587,486                --        1,920,392                 --       4,482,075               --
====================================================================================================================================
William C. Hunter
   For                              3,546,182                --        1,896,023                 --       4,345,165               --
   Withhold                            41,304                --           24,369                 --         136,910               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            3,587,486                --        1,920,392                 --       4,482,075               --
====================================================================================================================================
David J. Kundert
   For                              3,546,182                --        1,896,023                 --       4,346,865               --
   Withhold                            41,304                --           24,369                 --         135,210               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            3,587,486                --        1,920,392                 --       4,482,075               --
====================================================================================================================================
William J. Schneider
   For                                     --             1,054               --                586              --            1,270
   Withhold                                --                --               --                 --              --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   --             1,054               --                586              --            1,270
====================================================================================================================================
Timothy R. Schwertfeger
   For                                     --             1,054               --                586              --            1,270
   Withhold                                --                --               --                 --              --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   --             1,054               --                586              --            1,270
====================================================================================================================================
Judith M. Stockdale
   For                              3,540,332                --        1,892,598                 --       4,338,315               --
   Withhold                            47,154                --           27,794                 --         143,760               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            3,587,486                --        1,920,392                 --       4,482,075               --
====================================================================================================================================
Eugene S. Sunshine
   For                              3,546,182                --        1,896,023                 --       4,346,865               --
   Withhold                            41,304                --           24,369                 --         135,210               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            3,587,486                --        1,920,392                 --       4,482,075               --
====================================================================================================================================

                        Shareholder
                               MEETING REPORT (continued)
                                              NNC                                 NRB                              NNO
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                   Common and                         Common and                         Common and
                                MuniPreferred     MuniPreferred    MuniPreferred      MuniPreferred   MuniPreferred    MuniPreferred
                                shares voting     shares voting    shares voting      shares voting   shares voting    shares voting
                                     together          together         together           together        together         together
                                   as a class        as a class       as a class         as a class      as a class       as a class
====================================================================================================================================
Robert P. Bremner
   For                              5,916,432                --        2,154,473                 --       3,659,408               --
   Withhold                           105,375                --           91,776                 --          48,833               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            6,021,807                --        2,246,249                 --       3,708,241               --
====================================================================================================================================
Lawrence H. Brown
   For                              5,919,639                --        2,154,159                 --       3,659,408               --
   Withhold                           102,168                --           92,090                 --          48,833               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            6,021,807                --        2,246,249                 --       3,708,241               --
====================================================================================================================================
Jack B. Evans
   For                              5,913,907                --        2,153,317                 --       3,660,545               --
   Withhold                           107,900                --           92,932                 --          47,696               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            6,021,807                --        2,246,249                 --       3,708,241               --
====================================================================================================================================
William C. Hunter
   For                              5,910,882                --        2,152,803                 --       3,662,308               --
   Withhold                           110,925                --           93,446                 --          45,933               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            6,021,807                --        2,246,249                 --       3,708,241               --
====================================================================================================================================
David J. Kundert
   For                              5,908,432                --        2,154,473                 --       3,659,408               --
   Withhold                           113,375                --           91,776                 --          48,833               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            6,021,807                --        2,246,249                 --       3,708,241               --
====================================================================================================================================
William J. Schneider
   For                                     --             1,829               --                648               --           1,028
   Withhold                                --                13               --                  5               --              17
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   --             1,842               --                653               --           1,045
====================================================================================================================================
Timothy R. Schwertfeger
   For                                     --             1,829               --                648               --           1,028
   Withhold                                --                13               --                  5               --              17
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   --             1,842               --                653               --           1,045
====================================================================================================================================
Judith M. Stockdale
   For                              5,911,269                --        2,157,373                 --         3,662,702             --
   Withhold                           110,538                --           88,876                 --            45,539             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            6,021,807                --        2,246,249                 --         3,708,241             --
====================================================================================================================================
Eugene S. Sunshine
   For                              5,909,582                --        2,154,473                 --         3,659,708             --
   Withhold                           112,225                --           91,776                 --            48,533             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            6,021,807                --        2,246,249                 --         3,708,241             --
====================================================================================================================================

                                                                                                                   NII
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                                                                         Common and
                                                                                                      MuniPreferred    MuniPreferred
                                                                                                      shares voting    shares voting
                                                                                                           together        together
                                                                                                         as a class       as a class
====================================================================================================================================
Robert P. Bremner
   For                                                                                                    3,830,273               --
   Withhold                                                                                                  34,365               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  3,864,638               --
====================================================================================================================================
Lawrence H. Brown
   For                                                                                                    3,828,973               --
   Withhold                                                                                                  35,665               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  3,864,638               --
====================================================================================================================================
Jack B. Evans
   For                                                                                                    3,821,522               --
   Withhold                                                                                                  43,116               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  3,864,638               --
====================================================================================================================================
William C. Hunter
   For                                                                                                    3,824,922               --
   Withhold                                                                                                  39,716               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  3,864,638               --
====================================================================================================================================
David J. Kundert
   For                                                                                                    3,824,906               --
   Withhold                                                                                                  39,732               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  3,864,638               --
====================================================================================================================================
William J. Schneider
   For                                                                                                           --            1,093
   Withhold                                                                                                      --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                         --            1,093
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                                                           --            1,093
   Withhold                                                                                                      --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                         --            1,093
====================================================================================================================================
Judith M. Stockdale
   For                                                                                                    3,823,622               --
   Withhold                                                                                                  41,016               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  3,864,638               --
====================================================================================================================================
Eugene S. Sunshine
   For                                                                                                    3,828,522               --
   Withhold                                                                                                  36,116               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  3,864,638               --
====================================================================================================================================

                        Nuveen Georgia Premium Income Municipal Fund (NPG)
                        Portfolio of
                                INVESTMENTS November 30, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 5.4% (3.7% OF TOTAL INVESTMENTS)

$       2,000   Cartersville Development Authority, Georgia, Water and                5/07 at 101.00          A+     $    2,038,340
                 Wastewater Facilities Revenue Refunding Bonds, Anheuser
                 Busch Companies Inc., Series 1997, 6.125%, 5/01/27
                 (Alternative Minimum Tax)

        1,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB          1,050,610
                 Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39

------------------------------------------------------------------------------------------------------------------------------------
        3,000   Total Consumer Staples                                                                                    3,088,950
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 18.7% (12.8% OF TOTAL INVESTMENTS)

        1,000   Athens-Clarke County Unified Government Development                  12/12 at 100.00         AAA          1,071,470
                 Authority, Georgia, Educational Facilities Revenue Bonds,
                 UGAREF CCRC Building LLC Project, Series 2002,
                 5.000%, 12/15/16 - AMBAC Insured

                Atlanta Urban Residential Finance Authority, Georgia, Dormitory
                Facility Revenue Refunding Bonds, Morehouse College Project,
                Series 1995:
        1,210    5.750%, 12/01/20 - MBIA Insured                                     12/06 at 101.00         AAA          1,224,121
        1,375    5.750%, 12/01/25 - MBIA Insured                                     12/06 at 101.00         AAA          1,391,019

        1,550   Bulloch County Development Authority, Georgia, Student                8/14 at 100.00         Aaa          1,691,221
                 Housing and Athletic Facility Lease Revenue Bonds,
                 Georgia Southern University, Series 2004, 5.250%, 8/01/21 -
                 XLCA Insured

          700   Carrollton Payroll Development Authority, Georgia, Student            9/14 at 100.00         Aaa            746,466
                 Housing Revenue Bonds, University of West Georgia,
                 Series 2004A, 5.000%, 9/01/21 - XLCA Insured

        1,535   Fulton County Development Authority, Georgia, Revenue                 5/14 at 100.00         AAA          1,696,267
                 Bonds, Georgia Tech Molecular Science Building,
                 Series 2004, 5.250%, 5/01/15 - MBIA Insured

        1,180   Savannah Economic Development Authority, Georgia,                     7/15 at 100.00         AAA          1,265,444
                 Revenue Bonds, Armstrong Atlantic State University,
                 Compass Point LLC Project, Series 2005, 5.000%, 7/01/25 -
                 XLCA Insured

        1,500   Savannah Economic Development Authority, Georgia, Revenue            12/15 at 100.00         AAA          1,602,525
                 Bonds, Armstrong Center LLC, Series 2005A,
                 5.000%, 12/01/34 - XLCA Insured

------------------------------------------------------------------------------------------------------------------------------------
       10,050   Total Education and Civic Organizations                                                                  10,688,533
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 31.6% (21.6% OF TOTAL INVESTMENTS)

        2,300   Chatham County Hospital Authority, Savannah, Georgia,                 7/11 at 101.00          A3          2,529,126
                 Hospital Revenue Improvement Bonds, Memorial Health
                 University Medical Center Inc., Series 2001A, 6.125%, 1/01/24

        2,000   Clarke County Hospital Authority, Georgia, Hospital Revenue           1/12 at 101.00         AAA          2,113,700
                 Certificates, Athens Regional Medical Center, Series 2002,
                 5.125%, 1/01/32 - MBIA Insured

          900   Coffee County Hospital Authority, Georgia, Revenue Bonds,            12/14 at 100.00        BBB+            950,823
                 Coffee County Regional Medical Center, Series 2004,
                 5.250%, 12/01/22

        3,000   Floyd County Hospital Authority, Georgia, Revenue                     7/12 at 101.00         Aaa          3,201,180
                 Anticipation Certificates, Floyd Medical Center Project,
                 Series 2002, 5.200%, 7/01/32 - MBIA Insured

        1,090   Floyd County Hospital Authority, Georgia, Revenue Anticipation        7/13 at 101.00         Aaa          1,169,439
                 Certificates, Floyd Medical Center, Series 2003,
                 5.000%, 7/01/19 - MBIA Insured

        1,750   Gainesville and Hall County Hospital Authority, Georgia,              5/11 at 100.00          A-          1,839,775
                 Revenue Anticipation Certificates, Northeast Georgia
                 Health Services Inc., Series 2001, 5.500%, 5/15/31

        3,750   Gwinnett County Hospital Authority, Georgia, Revenue                  2/12 at 102.00         AAA          4,053,150
                 Anticipation Certificates, Gwinnett Hospital System Inc.
                 Project, Series 1997B, 5.300%, 9/01/27 - MBIA Insured

        1,060   Henry County Hospital Authority, Georgia, Revenue                     7/14 at 101.00         Aaa          1,144,895
                 Certificates, Henry Medical Center, Series 2004,
                 5.000%, 7/01/20 - MBIA Insured

        1,000   Savannah Hospital Authority, Georgia, Revenue Bonds,                  1/14 at 100.00          AA          1,077,390
                 St. Joseph's/Candler Health System, Series 2003,
                 5.250%, 7/01/23 - RAAI Insured

------------------------------------------------------------------------------------------------------------------------------------
       16,850   Total Health Care                                                                                        18,079,478
------------------------------------------------------------------------------------------------------------------------------------


                                       18

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 2.7% (1.8% OF TOTAL INVESTMENTS)

$       1,500   Marietta Housing Authority, Georgia, GNMA Collateralized              4/07 at 102.00          AA     $    1,528,755
                 Multifamily Housing Revenue Bonds, Country Oaks Apartments,
                 Series 1996, 6.150%, 10/20/26 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 6.6% (4.5% OF TOTAL INVESTMENTS)

          900   Georgia Housing and Finance Authority, Single Family                 12/11 at 100.00         AAA            936,261
                 Mortgage Bonds, Series 2002B-2, 5.350%, 12/01/22
                 (Alternative Minimum Tax)

        2,675   Georgia Housing and Finance Authority, Single Family                 12/10 at 100.00         AAA          2,827,876
                 Mortgage Resolution 1 Bonds, Series 2001A-2,
                 5.700%, 12/01/31 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        3,575   Total Housing/Single Family                                                                               3,764,137
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 0.8% (0.7% OF TOTAL INVESTMENTS)

          500   Savannah Economic Development Authority, Georgia,                     7/12 at 100.00         AAA            528,895
                 Revenue Bonds, GTREP Project, Series 2002,
                 5.000%, 7/01/22 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 3.3% (2.2% OF TOTAL INVESTMENTS)

          750   Effingham County Industrial Development Authority,                    6/11 at 101.00          B2            799,463
                 Georgia, Pollution Control Revenue Refunding Bonds,
                 Georgia-Pacific Project, Series 2001, 6.500%, 6/01/31

        1,000   Richmond County Development Authority, Georgia,                       2/11 at 101.00         BBB          1,072,710
                 Environmental Improvement Revenue Bonds, International
                 Paper Company, Series 2001A, 6.250%, 2/01/25
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,750   Total Materials                                                                                           1,872,173
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 9.1% (6.2% OF TOTAL INVESTMENTS)

        2,500   Georgia, General Obligation Bonds, Series 2002D, 5.000%, 8/01/16      8/12 at 100.00         AAA          2,684,550

        1,000   Georgia, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15        No Opt. Call         AAA          1,107,650

          800   Puerto Rico, General Obligation and Public Improvement Bonds,         7/14 at 100.00         BBB            868,936
                 Series 2004A, 5.250%, 7/01/22

          500   Wayne County Hospital Authority, Georgia, Hospital Revenue            3/16 at 100.00         Aaa            535,325
                 Bonds, Series 2006, 5.000%, 3/01/23 - XLCA Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,800   Total Tax Obligation/General                                                                              5,196,461
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 28.5% (19.4% OF TOTAL INVESTMENTS)

        5,000   Atlanta and Fulton County Recreation Authority, Georgia,             12/15 at 100.00         AAA          5,388,598
                 Guaranteed Revenue Bonds, Park Improvement, Series 2005A,
                 5.000%, 12/01/30 - MBIA Insured

        2,000   Cobb-Marietta Coliseum and Exhibit Hall Authority, Cobb               1/14 at 100.00         AAA          2,145,880
                 County, Georgia, Revenue Bonds, Performing Arts Center,
                 Series 2004, 5.000%, 1/01/22

        3,475   Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia,          10/19 at 100.00         AAA          4,154,641
                 Revenue Refunding Bonds, Series 1993, 5.625%, 10/01/26 -
                 MBIA Insured

        2,600   Macon-Bibb County Urban Development Authority, Georgia,               8/12 at 101.00          AA          2,849,574
                 Revenue Refunding Bonds, Public Facilities Projects,
                 Series 2002A, 5.375%, 8/01/17

        1,000   Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales            No Opt. Call         AAA          1,192,290
                 Tax Revenue Refunding Bonds, Series 1992P, 6.250%, 7/01/20 -
                 AMBAC Insured

          500   Puerto Rico Infrastructure Financing Authority, Special Tax           7/15 at 100.00        BBB+            526,910
                 Revenue Bonds, Series 2005B, 5.000%, 7/01/41

------------------------------------------------------------------------------------------------------------------------------------
       14,575   Total Tax Obligation/Limited                                                                             16,257,893
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 4.3% (2.9% OF TOTAL INVESTMENTS)

        2,290   Atlanta, Georgia, Airport General Revenue Bonds, Series 2004G,        1/15 at 100.00         AAA          2,444,346
                 5.000%, 1/01/26 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 12.6% (8.6% OF TOTAL INVESTMENTS) (4)

          885   Coweta County Development Authority, Georgia, Revenue Bonds,          1/13 at 100.00         Aaa            966,924
                 Newnan Water and Sewer, and Light Commission Project,
                 Series 2002, 5.250%, 1/01/18 (Pre-refunded 1/01/13) -
                 FGIC Insured

        3,165   Coweta County Water and Sewer Authority, Georgia, Revenue             6/11 at 102.00         Aaa          3,437,665
                 Bonds, Series 2001, 5.250%, 6/01/26 (Pre-refunded 6/01/11)

        2,500   DeKalb County, Georgia, Water and Sewerage Revenue Bonds,            10/10 at 101.00      AA (4)          2,666,875
                 Series 2000, 5.125%, 10/01/31 (Pre-refunded 10/01/10)


                                       19

                        Nuveen Georgia Premium Income Municipal Fund (NPG) (continued)
                             Portfolio of INVESTMENTS November 30, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

                Georgia Municipal Electric Authority, Project One Special
                Obligation Bonds, Fifth Crossover Series 1998Y:
$          85    6.400%, 1/01/09 (ETM)                                                  No Opt. Call      A+ (4)     $       89,895
           10    6.400%, 1/01/09 (ETM)                                                  No Opt. Call      A+ (4)             10,576

           25   Georgia Municipal Electric Authority, Senior Lien General             1/17 at 100.00         AAA             28,816
                 Power Revenue Bonds, Series 1993Z, 5.500%, 1/01/20
                 (Pre-refunded 1/01/17) - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,670   Total U.S. Guaranteed                                                                                     7,200,751
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 8.7% (5.9% OF TOTAL INVESTMENTS)

        1,000   Fairburn, Georgia, Combined Utility Revenue Bonds,                   10/10 at 101.00         BBB          1,057,570
                 Series 2000, 5.750%, 10/01/20

        1,655   Georgia Municipal Electric Authority, Project One Special               No Opt. Call          A+          1,747,018
                 Obligation Bonds, Fifth Crossover Series 1998Y,
                 6.400%, 1/01/09

          975   Georgia Municipal Electric Authority, Senior Lien General Power         No Opt. Call         AAA          1,100,629
                 Revenue Bonds, Series 1993Z, 5.500%, 1/01/20 - FGIC Insured

        1,000   Municipal Electric Authority of Georgia, Project One                  1/13 at 100.00         AAA          1,060,160
                 Subordinated Lien Revenue Bonds, Series 2003A,
                 5.000%, 1/01/22 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,630   Total Utilities                                                                                           4,965,377
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 14.3% (9.7% OF TOTAL INVESTMENTS)

                Atlanta, Georgia, Water and Wastewater Revenue Bonds,
                Series 2004:
        1,225    5.000%, 11/01/24 - FSA Insured                                      11/14 at 100.00         AAA          1,311,277
          500    5.000%, 11/01/37 - FSA Insured                                      11/14 at 100.00         AAA            533,110

                Augusta, Georgia, Water and Sewerage Revenue Bonds,
                Series 2002:
          500    5.000%, 10/01/16 - FSA Insured                                      10/12 at 100.00         AAA            534,625
        1,990    5.000%, 10/01/17 - FSA Insured                                      10/12 at 100.00         AAA          2,127,270

          335   Coweta County Water and Sewer Authority, Georgia,                     6/11 at 102.00         Aaa            361,164
                 Revenue Bonds, Series 2001, 5.250%, 6/01/26

        1,950   Fulton County, Georgia, Water and Sewerage Revenue Bonds,             1/14 at 100.00         AAA          2,088,489
                 Series 2004, 5.000%, 1/01/22 - FGIC Insured

        1,000   Midgeville, Georgia, Water and Sewerage Revenue Refunding               No Opt. Call         AAA          1,212,600
                 Bonds, Series 1996, 6.000%, 12/01/21 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        7,500   Total Water and Sewer                                                                                     8,168,535
------------------------------------------------------------------------------------------------------------------------------------
$      77,690   Total Investments (cost $78,976,911) - 146.6%                                                            83,784,284
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.1%                                                                      1,155,715
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.7)%                                                        (27,800,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  57,139,999
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                  (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

                        Nuveen Georgia Dividend Advantage Municipal Fund (NZX)
                        Portfolio of
                                INVESTMENTS November 30, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 2.5% (1.7% OF TOTAL INVESTMENTS)

$         750   DeKalb County Development Authority, Georgia, Pollution              12/12 at 101.00          B-     $      767,310
                 Control Revenue Refunding Bonds, General Motors
                 Corporation Projects, Series 2002, 6.000%, 3/15/21
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 3.7% (2.5% OF TOTAL INVESTMENTS)

        1,000   Cartersville Development Authority, Georgia, Waste and                2/12 at 100.00          A+          1,091,700
                 Wastewater Facilities Revenue Refunding Bonds, Anheuser
                 Busch Cos. Inc. Project, Series 2002, 5.950%, 2/01/32
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 23.8% (16.0% OF TOTAL INVESTMENTS)

        1,000   Athens Housing Authority, Georgia, Student Housing Lease             12/12 at 100.00         Aaa          1,072,460
                 Revenue Bonds, UGAREF East Campus Housing LLC Project,
                 Series 2002, 5.250%, 12/01/21 - AMBAC Insured

        1,475   Bulloch County Development Authority, Georgia, Student                8/14 at 100.00         Aaa          1,611,438
                 Housing and Athletic Facility Lease Revenue Bonds, Georgia
                 Southern University, Series 2004, 5.250%, 8/01/20 -
                 XLCA Insured

        1,620   Bulloch County Development Authority, Georgia, Student Housing        8/12 at 100.00         Aaa          1,728,022
                 Lease Revenue Bonds, Georgia Southern University,
                 Series 2002, 5.000%, 8/01/20 - AMBAC Insured

          500   Carrollton Payroll Development Authority, Georgia, Student            9/14 at 100.00         Aaa            533,190
                 Housing Revenue Bonds, University of West Georgia,
                 Series 2004A, 5.000%, 9/01/21 - XLCA Insured

        1,485   Fulton County Development Authority, Georgia, Revenue                 4/12 at 100.00         AAA          1,578,748
                 Bonds, Georgia Tech Athletic Association, Series 2001,
                 5.000%, 10/01/20 - AMBAC Insured

          500   Savannah Economic Development Authority, Georgia, Revenue            12/15 at 100.00         AAA            534,175
                 Bonds, Armstrong Center LLC, Series 2005A,
                 5.000%, 12/01/34 - XLCA Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,580   Total Education and Civic Organizations                                                                   7,058,033
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 29.3% (19.7% OF TOTAL INVESTMENTS)

          150   Baldwin County Hospital Authority, Georgia, Revenue Bonds,           12/07 at 102.00         BB+            150,504
                 Oconee Regional Medical Center, Series 1997,
                 5.250%, 12/01/12

          120   Baldwin County Hospital Authority, Georgia, Revenue Bonds,           12/08 at 102.00         BB+            120,085
                 Oconee Regional Medical Center, Series 1998,
                 5.375%, 12/01/28

          210   Chatham County Hospital Authority, Savannah, Georgia,                 7/11 at 101.00          A3            230,920
                 Hospital Revenue Improvement Bonds, Memorial Health
                 University Medical Center Inc., Series 2001A, 6.125%, 1/01/24

        1,000   Clarke County Hospital Authority, Georgia, Hospital Revenue           1/12 at 101.00         AAA          1,078,760
                 Certificates, Athens Regional Medical Center, Series 2002,
                 5.375%, 1/01/19 - MBIA Insured

          500   Coffee County Hospital Authority, Georgia, Revenue Bonds,            12/14 at 100.00        BBB+            528,235
                 Coffee County Regional Medical Center, Series 2004,
                 5.250%, 12/01/22

        1,250   Gainesville and Hall County Hospital Authority, Georgia,              5/11 at 100.00          A-          1,314,125
                 Revenue Anticipation Certificates, Northeast Georgia
                 Health Services Inc., Series 2001, 5.500%, 5/15/31

        1,900   Gwinnett County Hospital Authority, Georgia, Revenue                  2/12 at 102.00         AAA          2,053,596
                 Anticipation Certificates, Gwinnett Hospital System Inc.
                 Project, Series 1997B, 5.300%, 9/01/27 - MBIA Insured

          500   Henry County Hospital Authority, Georgia, Revenue Certificates,       7/14 at 101.00         Aaa            540,045
                 Henry Medical Center, Series 2004, 5.000%, 7/01/20 -
                 MBIA Insured

          500   Savannah Hospital Authority, Georgia, Revenue Bonds,                  1/14 at 100.00          AA            538,695
                 St. Joseph's/Candler Health System, Series 2003,
                 5.250%, 7/01/23 - RAAI Insured

        2,000   Valdosta and Lowndes County Hospital Authority, Georgia,             10/12 at 101.00         AAA          2,153,940
                 Revenue Certificates, South Georgia Medical Center,
                 Series 2002, 5.250%, 10/01/27 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,130   Total Health Care                                                                                         8,708,905
------------------------------------------------------------------------------------------------------------------------------------


                                       21

                        Nuveen Georgia Dividend Advantage Municipal Fund (NZX) (continued)
                             Portfolio of INVESTMENTS November 30, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 3.5% (2.4% OF TOTAL INVESTMENTS)

$         990   DeKalb County Housing Authority, Georgia, GNMA                        8/11 at 103.00         Aaa     $    1,048,638
                 Collateralized Multifamily Housing Revenue Bonds,
                 Castaways Apartments, Series 2001A, 5.400%, 2/20/29
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 9.3% (6.2% OF TOTAL INVESTMENTS)

          650   Georgia Housing and Finance Authority, Single Family                 12/11 at 100.00         AAA            676,189
                 Mortgage Bonds, Series 2002B-2, 5.350%, 12/01/22
                 (Alternative Minimum Tax)

        2,000   Georgia Housing and Finance Authority, Single Family                 12/11 at 100.00         AAA          2,075,740
                 Mortgage Resolution 1 Bonds, Series 2002A-2,
                 5.450%, 12/01/22 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,650   Total Housing/Single Family                                                                               2,751,929
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 2.7% (1.8% OF TOTAL INVESTMENTS)

          750   Savannah Economic Development Authority, Georgia,                     7/12 at 100.00         AAA            799,358
                 Revenue Bonds, GTREP Project, Series 2002,
                 5.000%, 7/01/19 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 2.1% (1.6% OF TOTAL INVESTMENTS)

          600   Richmond County Development Authority, Georgia,                       2/12 at 101.00         BBB            645,102
                 Environmental Improvement Revenue Refunding Bonds,
                 International Paper Company, Series 2002A, 6.000%, 2/01/25
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 11.3% (7.6% OF TOTAL INVESTMENTS)
        2,000   Georgia, General Obligation Bonds, Series 2002D, 5.000%, 8/01/18      8/12 at 100.00         AAA          2,141,820

          500   Georgia, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15        No Opt. Call         AAA            553,825

          595   Puerto Rico, General Obligation and Public Improvement Bonds,         7/14 at 100.00         BBB            646,271
                 Series 2004A, 5.250%, 7/01/22

------------------------------------------------------------------------------------------------------------------------------------
        3,095   Total Tax Obligation/General                                                                              3,341,916
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 5.6% (3.7% OF TOTAL INVESTMENTS)

        1,525   Macon-Bibb County Urban Development Authority, Georgia,               8/12 at 101.00          AA          1,648,678
                 Revenue Refunding Bonds, Public Facilities Projects,
                 Series 2002A, 5.000%, 8/01/14
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 3.6% (2.4% OF TOTAL INVESTMENTS)

        1,000   Atlanta, Georgia, Airport General Revenue Refunding Bonds,            1/10 at 101.00         AAA          1,057,150
                 Series 2000A, 5.400%, 1/01/15 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 17.7% (11.9% OF TOTAL INVESTMENTS) (4)

        1,100   Atlanta Development Authority, Georgia, Revenue Bonds,                1/12 at 100.00         AAA          1,178,089
                 Yamacraw Design Center Project, Series 2001A,
                 5.125%, 1/01/27 (Pre-refunded 1/01/12) - MBIA Insured

        1,500   Coweta County Development Authority, Georgia, Revenue                 1/13 at 100.00         Aaa          1,638,855
                 Bonds, Newnan Water and Sewer, and Light Commission
                 Project, Series 2002, 5.250%, 1/01/18 (Pre-refunded 1/01/13) -
                 FGIC Insured

        1,250   Private Colleges and Universities Authority, Georgia, Revenue        10/11 at 102.00    Baa2 (4)          1,389,575
                 Bonds, Mercer University, Series 2001, 5.750%, 10/01/31
                 (Pre-refunded 10/01/11)

        1,000   Rockdale County Water and Sewerage Authority, Georgia,                1/10 at 101.00         AAA          1,063,500
                 Revenue Bonds, Series 1999A, 5.375%, 7/01/29
                 (Pre-refunded 1/01/10) - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,850   Total U.S. Guaranteed                                                                                     5,270,019
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 10.7% (7.2% OF TOTAL INVESTMENTS)

        1,250   Municipal Electric Authority of Georgia, Combustion Turbine          11/07 at 100.00         AAA          1,351,775
                 Revenue Bonds, Series 2002A, 5.250%, 11/01/20 -
                 MBIA Insured

          500   Municipal Electric Authority of Georgia, Combustion Turbine          11/13 at 100.00         AAA            548,515
                 Revenue Bonds, Series 2003A, 5.250%, 11/01/15 -
                 MBIA Insured

        1,200   Summerville, Georgia, Combined Public Utility System Revenue          1/12 at 101.00        Baa3          1,277,880
                 Refunding and Improvement Bonds, Series 2002,
                 5.750%, 1/01/26

------------------------------------------------------------------------------------------------------------------------------------
        2,950   Total Utilities                                                                                           3,178,170
------------------------------------------------------------------------------------------------------------------------------------


                                       22

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 18.6% (12.5% OF TOTAL INVESTMENTS)

$       1,200   Atlanta, Georgia, Water and Wastewater Revenue Bonds,                11/14 at 100.00         AAA     $    1,284,516
                 Series 2004, 5.000%, 11/01/24 - FSA Insured

        2,065   Augusta, Georgia, Water and Sewerage Revenue Bonds,                  10/12 at 100.00         AAA          2,207,999
                 Series 2002, 5.000%, 10/01/16 - FSA Insured

          500   Fulton County, Georgia, Water and Sewerage Revenue Bonds,             1/14 at 100.00         AAA            535,510
                 Series 2004, 5.000%, 1/01/22 - FGIC  Insured

        1,395   Macon Water Authority, Georgia, Water and Sewer Revenue              10/11 at 101.00         AA-          1,487,837
                 Bonds, Series 2001B, 5.000%, 10/01/21

------------------------------------------------------------------------------------------------------------------------------------
        5,160   Total Water and Sewer                                                                                     5,515,862
------------------------------------------------------------------------------------------------------------------------------------
$      40,030   Total Long-Term Investments (cost $40,689,509) - 144.4%                                                  42,882,770
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 4.2% (2.8% OF TOTAL INVESTMENTS)

$       1,250   Puerto Rico Government Development Bank, Adjustable                                          A-1          1,250,000
=============    Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 3.470%, 12/01/15 - MBIA Insured (5)
                --------------------------------------------------------------------------------------------------------------------
                Total Short-Term Investments (cost $1,250,000)                                                            1,250,000
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $41,939,509) - 148.6%                                                            44,132,770
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.9%                                                                        568,929
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.5)%                                                        (15,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   29,701,699
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG)
                        Portfolio of
                                INVESTMENTS November 30, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 2.7% (1.8% OF TOTAL INVESTMENTS)

$       1,750   DeKalb County Development Authority, Georgia, Pollution              12/12 at 101.00          B-     $    1,790,390
                 Control Revenue Refunding Bonds, General Motors
                 Corporation Projects, Series 2002, 6.000%, 3/15/21
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 3.1% (2.1% OF TOTAL INVESTMENTS)

        2,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB          2,101,220
                 Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 16.1% (11.0% OF TOTAL INVESTMENTS)

                Athens Housing Authority, Georgia, Student Housing Lease Revenue
                Bonds, UGAREF East Campus Housing LLC Project, Series 2002:
        3,500    5.000%, 12/01/27 - AMBAC Insured                                    12/12 at 100.00         Aaa          3,682,280
        2,500    5.000%, 12/01/33 - AMBAC Insured                                    12/12 at 100.00         Aaa          2,622,050

        1,225   Athens-Clarke County Unified Government Development                  12/12 at 100.00         AAA          1,311,522
                 Authority, Georgia, Educational Facilities Revenue Bonds,
                 UGAREF CCRC Building LLC Project, Series 2002,
                 5.000%, 12/15/18 - AMBAC Insured

        2,000   Fulton County Development Authority, Georgia, Revenue                11/13 at 100.00         AAA          2,137,240
                 Bonds, Georgia Tech - Klaus Parking and Family Housing,
                 Series 2003, 5.000%, 11/01/23 - MBIA Insured

        1,050   Fulton County Development Authority, Georgia, Revenue Bonds,          2/12 at 100.00         AAA          1,104,044
                 TUFF Morehouse Project, Series 2002A, 5.000%, 2/01/34 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       10,275   Total Education and Civic Organizations                                                                  10,857,136
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 24.7% (16.8% OF TOTAL INVESTMENTS)

          150   Baldwin County Hospital Authority, Georgia, Revenue Bonds,           12/07 at 102.00         BB+            150,504
                 Oconee Regional Medical Center, Series 1997,
                 5.250%, 12/01/12

                Baldwin County Hospital Authority, Georgia, Revenue Bonds,
                Oconee Regional Medical Center, Series 1998:
           40    5.250%, 12/01/22                                                    12/08 at 102.00         BB+             39,074
          165    5.375%, 12/01/28                                                    12/08 at 102.00         BB+            165,117

        1,000   Chatham County Hospital Authority, Savannah, Georgia,                 1/14 at 100.00          A3          1,073,870
                 Hospital Revenue Bonds, Memorial Health University Medical
                 Center Inc., Series 2004A, 5.375%, 1/01/26

                Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee
                County Regional Medical Center, Series 2004:
          165    5.000%, 12/01/19                                                    12/14 at 100.00        BBB+            171,425
        1,000    5.250%, 12/01/22                                                    12/14 at 100.00        BBB+          1,056,470

                Floyd County Hospital Authority, Georgia, Revenue Anticipation
                Certificates, Floyd Medical Center Project, Series 2002:
        1,480    5.000%, 7/01/22 - MBIA Insured                                       7/12 at 101.00         Aaa          1,567,912
        1,000    5.200%, 7/01/32 - MBIA Insured                                       7/12 at 101.00         Aaa          1,067,060

        1,305   Gainesville and Hall County Hospital Authority, Georgia,              5/11 at 100.00          A-          1,371,946
                 Revenue Anticipation Certificates, Northeast Georgia Health
                 Services Inc., Series 2001, 5.500%, 5/15/31

                Newnan Hospital Authority, Georgia, Revenue Anticipation
                Certificates, Newnan Hospital Inc., Series 2002:
        2,260    5.500%, 1/01/19 - MBIA Insured                                       1/13 at 100.00         Aaa          2,463,739
        3,020    5.500%, 1/01/20 - MBIA Insured                                       1/13 at 100.00         Aaa          3,290,532

        2,000   Savannah Hospital Authority, Georgia, Revenue Bonds,                  1/14 at 100.00          AA          2,154,780
                 St. Joseph's/Candler Health System, Series 2003,
                 5.250%, 7/01/23 - RAAI Insured

        1,945   Tift County Hospital Authority, Georgia, Revenue Anticipation        12/12 at 101.00         Aaa          2,097,157
                 Bonds, Tift Regional Medical Center, Series 2002,
                 5.250%, 12/01/19 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       15,530   Total Health Care                                                                                        16,669,586
------------------------------------------------------------------------------------------------------------------------------------


                                       24

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.5% (3.1% OF TOTAL INVESTMENTS)

                Savannah Economic Development Authority, Georgia, GNMA
                Collateralized Multifamily Housing Revenue Bonds, Snap I-II-III
                Apartments, Series 2002A:
$         500    5.150%, 11/20/22 (Alternative Minimum Tax)                          11/12 at 102.00         AAA     $      520,610
          980    5.200%, 11/20/27 (Alternative Minimum Tax)                          11/12 at 102.00         AAA          1,021,385
        1,465    5.250%, 11/20/32 (Alternative Minimum Tax)                          11/12 at 102.00         AAA          1,528,434

------------------------------------------------------------------------------------------------------------------------------------
        2,945   Total Housing/Multifamily                                                                                 3,070,429
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 4.2% (2.9% OF TOTAL INVESTMENTS)

        1,700   Georgia Housing and Finance Authority, Single Family Mortgage        12/12 at 100.00         AAA          1,763,546
                 Bonds, Series 2002C-2, 5.100%, 12/01/22 (Alternative
                 Minimum Tax)

        1,075   Georgia Housing and Finance Authority, Single Family                  6/11 at 100.00         AAA          1,088,169
                 Mortgage Resolution 1 Bonds, Series 2001B-2,
                 5.400%, 12/01/31 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,775   Total Housing/Single Family                                                                               2,851,715
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 3.4% (2.3% OF TOTAL INVESTMENTS)

        2,190   Cobb County Development Authority, Georgia, Solid Waste               4/16 at 101.00         BBB          2,264,613
                 Disposal Revenue Bonds, Georgia Waste Management
                 Project, Series 2004A, 5.000%, 4/01/33 (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 2.0% (1.4% OF TOTAL INVESTMENTS)

        1,000   Richmond County Development Authority, Georgia,                       2/11 at 101.00         BBB          1,072,710
                 Environmental Improvement Revenue Bonds, International
                 Paper Company, Series 2001A, 6.250%, 2/01/25 (Alternative
                 Minimum Tax)

          250   Richmond County Development Authority, Georgia,                       2/12 at 101.00         BBB            268,793
                 Environmental Improvement Revenue Refunding Bonds,
                 International Paper Company, Series 2002A, 6.000%, 2/01/25
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,250   Total Materials                                                                                           1,341,503
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 12.4% (8.4% OF TOTAL INVESTMENTS)

        1,000   Cherokee County School System, Georgia, General Obligation            8/13 at 100.00         AAA          1,082,300
                 Bonds, Series 2003, 5.000%, 8/01/16 - MBIA Insured

        1,000   Forsyth County, Georgia, General Obligation Bonds,                    3/14 at 101.00          AA          1,102,460
                 Series 2004, 5.250%, 3/01/19

          750   Georgia, General Obligation Bonds, Series 1998D, 5.250%, 10/01/15       No Opt. Call         AAA            846,548

        1,000   Georgia, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15        No Opt. Call         AAA          1,107,650

                Oconee County, Georgia, General Obligation Bonds, Recreation
                Project, Series 2003:
        1,410    5.500%, 1/01/23 - AMBAC Insured                                      1/13 at 101.00         Aaa          1,551,931
        1,470    5.250%, 1/01/26 - AMBAC Insured                                      1/13 at 101.00         Aaa          1,593,157

        1,000   Wayne County Hospital Authority, Georgia, Hospital Revenue            3/16 at 100.00         Aaa          1,070,650
                 Bonds, Series 2006, 5.000%, 3/01/23 - XLCA Insured

------------------------------------------------------------------------------------------------------------------------------------
        7,630   Total Tax Obligation/General                                                                              8,354,696
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 23.5% (16.0% OF TOTAL INVESTMENTS)

          750   Georgia Municipal Association Inc., Certificates of Participation,    6/12 at 101.00         AAA            803,092
                 Atlanta Court Project, Series 2002, 5.125%, 12/01/21 -
                 AMBAC Insured

        2,500   Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales            No Opt. Call         AAA          2,980,725
                 Tax Revenue Refunding Bonds, Series 1992P, 6.250%, 7/01/20 -
                 AMBAC Insured

          500   Puerto Rico Infrastructure Financing Authority, Special Tax           7/15 at 100.00        BBB+            526,910
                 Revenue Bonds, Series 2005B, 5.000%, 7/01/41

                Puerto Rico Municipal Finance Agency, Series 2002A:
          800    5.250%, 8/01/21 - FSA Insured                                        8/12 at 100.00         AAA            864,976
        2,500    5.000%, 8/01/27 - FSA Insured                                        8/12 at 100.00         AAA          2,637,225

        5,000   Puerto Rico Public Buildings Authority, Guaranteed Government           No Opt. Call         AAA          5,772,498
                 Facilities Revenue Refunding Bonds, Series 2002F,
                 5.250%, 7/01/21 - CIFG Insured

        2,000   Puerto Rico, Highway Revenue Bonds, Highway and                       7/16 at 100.00         AAA          2,285,640
                 Transportation Authority, Series 1996Y, 5.500%, 7/01/36 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       14,050   Total Tax Obligation/Limited                                                                             15,871,066
------------------------------------------------------------------------------------------------------------------------------------


                                       25

                        Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG) (continued)
                             Portfolio of INVESTMENTS November 30, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 5.7% (3.9% OF TOTAL INVESTMENTS)

$       3,650   Atlanta, Georgia, Airport General Revenue Refunding Bonds,            1/10 at 101.00         AAA     $    3,864,730
                 Series 2000A, 5.500%, 1/01/21 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 11.6% (7.9% OF TOTAL INVESTMENTS) (4)

                DeKalb County, Georgia, Water and Sewerage Revenue Bonds,
                Series 2000:
        2,500    5.125%, 10/01/31 (Pre-refunded 10/01/10)                            10/10 at 101.00      AA (4)          2,666,875
        2,500    5.375%, 10/01/35 (Pre-refunded 10/01/10)                            10/10 at 101.00      AA (4)          2,689,125

        1,000   Private Colleges and Universities Authority, Georgia, Revenue         9/11 at 100.00      AA (4)          1,069,850
                 Bonds, Emory University, Series 2001A, 5.125%, 9/01/33
                 (Pre-refunded 9/01/11)

        1,250   Private Colleges and Universities Authority, Georgia, Revenue        10/11 at 102.00    Baa2 (4)          1,389,575
                 Bonds, Mercer University, Series 2001, 5.750%, 10/01/31
                 (Pre-refunded 10/01/11)

------------------------------------------------------------------------------------------------------------------------------------
        7,250   Total U.S. Guaranteed                                                                                     7,815,425
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 8.0% (5.5% OF TOTAL INVESTMENTS)

        1,000   Elberton, Georgia, Combined Utility System Revenue Refunding          1/12 at 100.00         Aaa          1,053,100
                 and Improvement Bonds, Series 2001, 5.000%, 1/01/22 -
                 AMBAC Insured

        1,300   Fairburn, Georgia, Combined Utility Revenue Bonds,                   10/10 at 101.00         BBB          1,374,841
                 Series 2000, 5.750%, 10/01/20

        1,000   Municipal Electric Authority of Georgia, Project One                  1/13 at 100.00         AAA          1,060,160
                 Subordinated Lien Revenue Bonds, Series 2003A,
                 5.000%, 1/01/22 - MBIA Insured

        1,775   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA          1,942,436
                 Series 2002II, 5.375%, 7/01/19 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,075   Total Utilities                                                                                           5,430,537
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 24.8% (16.9% OF TOTAL INVESTMENTS)

                Atlanta, Georgia, Water and Wastewater Revenue Bonds,
                Series 2004:
          500    5.250%, 11/01/15 - FSA Insured                                      11/14 at 100.00         AAA            554,140
        1,700    5.000%, 11/01/37 - FSA Insured                                      11/14 at 100.00         AAA          1,812,574

                Augusta, Georgia, Water and Sewerage Revenue Bonds,
                Series 2002:
        1,000    5.250%, 10/01/22 - FSA Insured                                      10/12 at 100.00         AAA          1,077,920
        3,500    5.000%, 10/01/27 - FSA Insured                                      10/12 at 100.00         AAA          3,697,190

        1,000   Douglasville-Douglas County Water and Sewer Authority,               12/15 at 100.00         AAA          1,073,800
                 Georgia, Water and Sewer Revenue Bonds, Series 2005,
                 5.000%, 6/01/29 - MBIA Insured

        4,000   Forsyth County Water and Sewerage Authority, Georgia,                 4/13 at 100.00          AA          4,240,080
                  Revenue Bonds, Series 2002, 5.000%, 4/01/32


                                       26


   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$         950   Fulton County, Georgia, Water and Sewerage Revenue Bonds,             7/08 at 101.00         AAA     $      978,975
                 Series 1998, 5.000%, 1/01/16 - FGIC Insured

        3,100   Harris County, Georgia, Water System Revenue Bonds,                  12/12 at 100.00         Aaa          3,291,146
                 Series 2002, 5.000%, 12/01/22 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       15,750   Total Water and Sewer                                                                                    16,725,825
------------------------------------------------------------------------------------------------------------------------------------
$      92,120   Total Investments (cost $94,779,264) - 146.7%                                                             99,008,871
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.2%                                                                      1,491,767
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.9)%                                                        (33,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   67,500,638
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                                 See accompanying notes to financial statements.

                        Nuveen North Carolina Premium Income Municipal Fund (NNC)
                        Portfolio of
                                INVESTMENTS November 30, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 25.2% (16.9% OF TOTAL INVESTMENTS)

$       1,000   North Carolina Capital Facilities Financing Agency, Housing           6/13 at 100.00         AAA     $    1,062,640
                 Revenue Bonds, Elizabeth City State University, Series 2003A,
                 5.000%, 6/01/28 - AMBAC Insured

        2,500   North Carolina Capital Facilities Financing Agency, Revenue          10/15 at 100.00         AA+          2,671,925
                 Bonds, Duke University, Series 2005A, 5.000%, 10/01/41

          970   North Carolina Capital Facilities Financing Agency, Revenue           4/13 at 100.00         AAA          1,042,556
                 Bonds, Johnson and Wales University, Series 2003A,
                 5.250%, 4/01/23 - XLCA Insured

        3,285   North Carolina State University at Raleigh, General Revenue          10/13 at 100.00          AA          3,561,334
                 Bonds, Series 2003A, 5.000%, 10/01/15

        1,530   University of North Carolina System, Pooled Revenue Bonds,              No Opt. Call         AAA          1,681,853
                 Series 2005A, 5.000%, 4/01/15 - AMBAC Insured

        1,000   University of North Carolina System, Pooled Revenue Refunding        10/12 at 100.00         AAA          1,088,240
                 Bonds, Series 2002A, 5.375%, 4/01/22 - AMBAC Insured

                University of North Carolina Wilmington, Certificates of
                Participation, Student Housing Project Revenue Bonds,
                Series 2006:
        1,430    5.000%, 6/01/23 - FGIC Insured                                       6/16 at 100.00         AAA          1,546,245
        1,505    5.000%, 6/01/24 - FGIC Insured                                       6/16 at 100.00         AAA          1,624,858
          500    5.000%, 6/01/37 - FGIC Insured                                       6/16 at 100.00         AAA            535,730

                University of North Carolina, Chapel Hill, System Net Revenue
                Bonds, Series 2003:
        2,380    5.000%, 12/01/19                                                    12/13 at 100.00         AA+          2,585,394
        2,725    5.000%, 12/01/21                                                    12/13 at 100.00         AA+          2,920,928
        1,500    5.000%, 12/01/23                                                    12/13 at 100.00         AA+          1,607,850

        1,675   University of North Carolina, Wilmington, General Revenue             1/12 at 101.00         Aaa          1,780,944
                 Bonds, Series 2002A, 5.000%, 1/01/23 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       22,000   Total Education and Civic Organizations                                                                  23,710,497
------------------------------------------------------------------------------------------------------------------------------------


                ENERGY - 1.8% (1.2% OF TOTAL INVESTMENTS)

        1,500   Virgin Islands Public Finance Authority, Revenue Bonds,               1/14 at 100.00         BBB          1,670,955
                 Refinery Project - Hovensa LLC, Series 2003,
                 6.125%, 7/01/22 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 29.2% (19.6% OF TOTAL INVESTMENTS)

          250   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/15 at 100.00          AA            263,373
                 Healthcare System Revenue Bonds, DBA Carolinas
                 Healthcare System, Series 2005A, 5.000%, 1/15/45

        5,000   North Carolina Medical Care Commission, Health System                10/11 at 101.00          AA          5,296,396
                 Revenue Bonds, Mission St. Joseph's Health System,
                 Series 2001, 5.250%, 10/01/31

        2,000   North Carolina Medical Care Commission, Healthcare Facilities        11/13 at 100.00         AA-          2,121,900
                 Revenue Bonds, Novant Health Obligated Group,
                 Series 2003A, 5.000%, 11/01/19

        2,000   North Carolina Medical Care Commission, Healthcare                   10/09 at 101.00          A-          2,137,520
                 Facilities Revenue Bonds, Stanly Memorial Hospital,
                 Series 1999, 6.375%, 10/01/29

                North Carolina Medical Care Commission, Healthcare Facilities
                Revenue Bonds, Union Regional Medical Center, Series 2002A:
        1,000    5.500%, 1/01/19                                                      1/12 at 100.00           A          1,063,410
          550    5.500%, 1/01/20                                                      1/12 at 100.00           A            584,359
        1,750    5.375%, 1/01/32                                                      1/12 at 100.00           A          1,834,648

        1,615   North Carolina Medical Care Commission, Hospital Revenue             10/08 at 101.00          AA          1,643,505
                 Bonds, FirstHealth of the Carolinas Inc., Series 1998,
                 4.750%, 10/01/26

        3,000   North Carolina Medical Care Commission, Hospital Revenue              6/12 at 101.00           A          3,179,520
                 Bonds, Southeastern Regional Medical Center, Series 2002,
                 5.375%, 6/01/32


                                       28

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$       2,645   North Carolina Medical Care Commission, Revenue Bonds,                1/15 at 100.00         AAA     $    2,817,639
                 Blue Ridge Healthcare System, Series 2005,
                 5.000%, 1/01/33 - FGIC Insured

                North Carolina Medical Care Commission, Revenue Bonds,
                Cleveland County Healthcare System, Series 2004A:
          600    5.250%, 7/01/20 - AMBAC Insured                                      7/14 at 100.00         AAA            654,996
          500    5.250%, 7/01/22 - AMBAC Insured                                      7/14 at 100.00         AAA            544,110

          735   North Carolina Medical Care Commission, Revenue Bonds,               11/14 at 100.00          AA            778,556
                 Northeast Medical Center, Series 2004, 5.000%, 11/01/24

          375   North Carolina Medical Care Commission, Revenue Bonds,                1/16 at 100.00         N/R            392,978
                 Pines at Davidson, Series 2006A, 5.000%, 1/01/36

                Onslow County Hospital Authority, North Carolina, FHA Insured
                Mortgage Revenue Bonds, Onslow Memorial Hospital Project, Series
                2006:
          685    5.000%, 4/01/31 - MBIA Insured                                      10/16 at 100.00         AAA            735,313
        3,210    5.000%, 10/01/34 - MBIA Insured                                     10/16 at 100.00         AAA          3,438,520

------------------------------------------------------------------------------------------------------------------------------------
       25,915   Total Health Care                                                                                        27,486,743
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 3.7% (2.5% OF TOTAL INVESTMENTS)

        1,000   Asheville Housing Authority, North Carolina, GNMA-Collateralized     11/07 at 102.00          AA          1,025,850
                 Multifamily Housing Revenue Bonds, Woodridge Apartments,
                 Series 1997, 5.800%, 11/20/39 (Alternative Minimum Tax)

        2,290   Mecklenburg County, North Carolina, FNMA Multifamily                  7/13 at 105.00         AAA          2,445,789
                 Housing Revenue Bonds, Little Rock Apartments, Series 2003,
                 5.375%, 1/01/36 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        3,290   Total Housing/Multifamily                                                                                 3,471,639
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 8.0% (5.4% OF TOTAL INVESTMENTS)

        1,105   North Carolina Housing Finance Agency, Home Ownership                 7/10 at 100.00         AAA          1,135,012
                 Revenue Bonds, 1998 Trust Agreement, Series 10A,
                 5.400%, 7/01/32 - AMBAC Insured (Alternative Minimum Tax)

        3,650   North Carolina Housing Finance Agency, Home Ownership                 7/09 at 100.00          AA          3,809,505
                 Revenue Bonds, 1998 Trust Agreement, Series 6A,
                 6.200%, 1/01/29 (Alternative Minimum Tax)

          835   North Carolina Housing Finance Agency, Home Ownership                 7/16 at 100.00          AA            852,326
                 Revenue Bonds, Series 25-A, 4.900%, 7/01/37 (Alternative
                 Minimum Tax)

        1,715   North Carolina Housing Finance Agency, Single Family                  3/07 at 101.00          AA          1,750,312
                 Revenue Bonds, Series 1996HH, 6.300%, 3/01/26 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        7,305   Total Housing/Single Family                                                                               7,547,155
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 1.4% (1.0% OF TOTAL INVESTMENTS)

        1,400   North Carolina Capital Facilities Financing Agency, Exempt              No Opt. Call         BBB          1,396,710
                 Facilities Revenue Bonds, Waste Management Inc.,
                 Series 2001, 3.750%, 8/01/14 (Mandatory put 8/01/07)
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 0.2% (0.2% OF TOTAL INVESTMENTS)

          250   North Carolina Medical Care Commission, Revenue Bonds,                9/15 at 100.00         N/R            260,210
                 United Church Homes and Services, Series 2005A,
                 5.250%, 9/01/21
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 3.8% (2.6% OF TOTAL INVESTMENTS)

        1,425   Gaston County Industrial Facilities and Pollution Control             8/15 at 100.00         N/R          1,536,663
                 Financing Authority, North Carolina, National Gypsum
                 Company Project Exempt Facilities Revenue Bonds,
                 Series 2005, 5.750%, 8/01/35 (Alternative Minimum Tax)

        2,000   Haywood County Industrial Facilities and Pollution Control            3/07 at 101.00        Baa3          2,042,840
                 Financing Authority, North Carolina, Pollution Control
                 Revenue Refunding Bonds, Champion International Corporation,
                 Series 1995, 6.000%, 3/01/20

------------------------------------------------------------------------------------------------------------------------------------
        3,425   Total Materials                                                                                           3,579,503
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 7.6% (5.1% OF TOTAL INVESTMENTS)

        1,890   Craven County, North Carolina, General Obligation Bonds,              5/12 at 101.00         AAA          2,015,496
                 Series 2002, 5.000%, 5/01/21 - AMBAC Insured

        4,285   Durham County, North Carolina, General Obligation Bonds,              4/12 at 100.00         AAA          4,575,823
                 Series 2002B, 5.000%, 4/01/16


                                       29

                        Nuveen North Carolina Premium Income Municipal Fund (NNC) (continued)
                             Portfolio of INVESTMENTS November 30, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$         500   North Carolina, General Obligation Bonds, Series 2004A,               3/14 at 100.00         AAA     $      539,175
                 5.000%, 3/01/22

------------------------------------------------------------------------------------------------------------------------------------
        6,675   Total Tax Obligation/General                                                                              7,130,494
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 31.0% (20.8% OF TOTAL INVESTMENTS)

        1,330   Cabarrus County, North Carolina, Certificates of Participation,       2/13 at 100.00         AA-          1,438,368
                 Series 2002, 5.250%, 2/01/17

        1,800   Catawba County, North Carolina, Certificates of Participation,        6/14 at 100.00         Aaa          1,962,252
                 Series 2004, 5.250%, 6/01/21 - MBIA Insured

        1,700   Charlotte, North Carolina, Certificates of Participation,             6/13 at 100.00         AA+          1,841,287
                 Governmental Facilities Projects, Series 2003G,
                 5.375%, 6/01/26

        1,500   Charlotte, North Carolina, Certificates of Participation,             6/13 at 100.00         AA+          1,575,945
                 Transit Projects, Series 2003A, 5.000%, 6/01/33

                Charlotte, North Carolina, Storm Water Fee Revenue Bonds,
                Series 2002:
        1,050    5.250%, 6/01/20                                                      6/12 at 101.00         AAA          1,145,246
        1,750    5.000%, 6/01/25                                                      6/12 at 101.00         AAA          1,863,488

        1,000   Davidson County, North Carolina, Certificates of Participation,         No Opt. Call         AAA          1,103,980
                 Series 2004, 5.250%, 6/01/14 - AMBAC Insured

                Lee County, North Carolina, Certificates of Participation,
                Public Schools and Community College, Series 2004:
        1,715    5.250%, 4/01/18 - FSA Insured                                        4/14 at 100.00         AAA          1,872,008
          500    5.250%, 4/01/20 - FSA Insured                                        4/14 at 100.00         AAA            544,175
        1,000    5.250%, 4/01/22 - FSA Insured                                        4/14 at 100.00         AAA          1,085,690

        2,600   North Carolina Infrastructure Finance Corporation, Certificates       2/15 at 100.00         AA+          2,804,724
                 of Participation, Capital Improvements, Series 2005A,
                 5.000%, 2/01/19

        1,500   North Carolina Infrastructure Finance Corporation, Certificates       2/14 at 100.00         AA+          1,592,130
                 of Participation, Correctional Facilities, Series 2004A,
                 5.000%, 2/01/23

        1,500   North Carolina, Certificates of Participation, Repair and             6/14 at 100.00         AA+          1,601,910
                 Renovation Project, Series 2004B, 5.000%, 6/01/20

                North Carolina, Certificates of Participation, Series 2003:
        1,130    5.250%, 6/01/21                                                      6/13 at 100.00         AA+          1,214,524
        1,000    5.250%, 6/01/23                                                      6/13 at 100.00         AA+          1,072,430

        2,000   Puerto Rico Highway and Transportation Authority, Grant               3/14 at 100.00         AAA          2,156,120
                 Anticipation Revenue Bonds, Series 2004, 5.000%, 9/15/21 -
                 MBIA Insured

        1,000   Puerto Rico Public Buildings Authority, Guaranteed Government           No Opt. Call         AAA          1,122,870
                 Facilities Revenue Bonds, Series 2003H, 5.250%, 7/01/15 -
                 FGIC Insured

        1,000   Randolph County, North Carolina, Certificates of Participation,       6/14 at 102.00         AAA          1,086,950
                 Series 2004, 5.000%, 6/01/20 - FSA Insured

        1,950   Sampson County, North Carolina, Certificates of Participation,        6/17 at 100.00         AAA          2,102,002
                 Series 2006, 5.000%, 6/01/34 - FSA Insured (UB)

------------------------------------------------------------------------------------------------------------------------------------
       27,025   Total Tax Obligation/Limited                                                                             29,186,099
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 6.9% (4.6% OF TOTAL INVESTMENTS)

                Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A:
          600    5.250%, 7/01/24 - MBIA Insured                                       7/14 at 100.00         AAA            650,886
        2,710    5.000%, 7/01/29 - MBIA Insured                                       7/14 at 100.00         AAA          2,879,348

          500   Piedmont Triad Airport Authority, North Carolina, Airport             7/15 at 100.00         AAA            541,115
                 Revenue Bonds, Series 2005A, 5.000%, 7/01/20 -
                 XLCA Insured

        2,250   Raleigh Durham Airport Authority, North Carolina, Airport             5/11 at 101.00         Aaa          2,399,603
                 Revenue Bonds, Series 2001A, 5.250%, 11/01/16 -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,060   Total Transportation                                                                                      6,470,952
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 11.2% (7.5% OF TOTAL INVESTMENTS) (4)

        2,000   Charlotte, North Carolina, Storm Water Fee Revenue Bonds,             6/10 at 101.00         AAA          2,180,860
                 Series 2000, 6.000%, 6/01/25 (Pre-refunded 6/01/10)


                                       30

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$         750   Johnston County Finance Corporation, North Carolina,                  8/09 at 101.00         AAA     $      790,268
                 Installment Payment Revenue Bonds, School and Museum
                 Projects, Series 1999, 5.250%, 8/01/21 (Pre-refunded
                 8/01/09) - FSA Insured

        1,485   North Carolina Municipal Power Agency 1, Catawba Electric               No Opt. Call         AAA          1,644,385
                 Revenue Bonds, Series 1980, 10.500%, 1/01/10 (ETM)

        4,260   North Carolina Municipal Power Agency 1, Catawba Electric               No Opt. Call         AAA          4,818,401
                 Revenue Bonds, Series 1986, 5.000%, 1/01/20 (ETM)

        1,000   North Carolina, General Obligation Bonds, Series 2000A,               9/10 at 102.00         AAA          1,073,500
                 5.100%, 9/01/16 (Pre-refunded 9/01/10)

------------------------------------------------------------------------------------------------------------------------------------
        9,495   Total U.S. Guaranteed                                                                                    10,507,414
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 12.7% (8.5% OF TOTAL INVESTMENTS)

        3,000   North Carolina Eastern Municipal Power Agency, Power System           1/13 at 100.00         BBB          3,248,430
                 Revenue Bonds, Series 2003F, 5.500%, 1/01/15

        1,000   North Carolina Eastern Municipal Power Agency, Power System           1/16 at 100.00         AAA          1,107,660
                 Revenue Bonds, Series 2005, 5.250%, 1/01/20 -
                 AMBAC Insured

        4,000   North Carolina Municipal Power Agency 1, Catawba Electric             1/10 at 101.00          A3          4,347,760
                 Revenue Bonds, Series 1999B, 6.500%, 1/01/20

        2,000   North Carolina Municipal Power Agency 1, Catawba Electric             1/13 at 100.00         AAA          2,173,160
                 Revenue Bonds, Series 2003A, 5.250%, 1/01/15 -
                 AMBAC Insured

        1,000   Wake County Industrial Facilities and Pollution Control               2/12 at 101.00          A3          1,067,620
                 Financing Authority, North Carolina, Revenue Refunding
                 Bonds, Carolina Power and Light Company, Series 2002,
                 5.375%, 2/01/17

------------------------------------------------------------------------------------------------------------------------------------
       11,000   Total Utilities                                                                                          11,944,630
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 6.1% (4.1% OF TOTAL INVESTMENTS)

        1,605   Broad River Water Authority, North Carolina, Water System             6/15 at 100.00         Aaa          1,735,952
                 Revenue Bonds, Series 2005, 5.000%, 6/01/20 - XLCA Insured

        1,295   Greensboro, North Carolina, Combined Enterprise System                6/15 at 100.00         AA+          1,389,975
                 Revenue Bonds, Series 2005A, 5.000%, 6/01/26

          500   Onslow County, North Carolina, Combined Enterprise System             6/14 at 100.00         AAA            533,635
                 Revenue Bonds, Series 2004B, 5.000%, 6/01/23 - XLCA Insured

        2,000   Winston-Salem, North Carolina, Water and Sewerage System              6/12 at 100.00         AAA          2,131,960
                 Revenue Bonds, Series 2002A, 5.000%, 6/01/18

------------------------------------------------------------------------------------------------------------------------------------
        5,400   Total Water and Sewer                                                                                     5,791,522
------------------------------------------------------------------------------------------------------------------------------------
$     130,740   Total Investments (cost $133,812,783) - 148.8%                                                          140,154,523
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (1.4)%                                                                      (1,300,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.3%                                                                     2,159,681
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.7)%                                                       (46,800,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                       $   94,214,204
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen North Carolina Dividend Advantage Municipal Fund (NRB)
                        Portfolio of
                                INVESTMENTS November 30, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 22.2% (13.7% OF TOTAL INVESTMENTS)

$         380   North Carolina Capital Facilities Financing Agency, Revenue          10/11 at 100.00         AA+     $      400,144
                 Bonds, Duke University, Series 2001A, 5.125%, 10/01/26

          500   North Carolina Capital Facilities Financing Agency, Revenue           9/11 at 101.00        Baa2            524,140
                 Bonds, High Point University, Series 2001, 5.125%, 9/01/18

        2,450   University of North Carolina System, Pooled Revenue Refunding        10/12 at 100.00         AAA          2,673,587
                 Bonds, Series 2002A, 5.375%, 4/01/17 - AMBAC Insured

          250   University of North Carolina Wilmington, Certificates of              6/16 at 100.00         AAA            267,865
                 Participation, Student Housing Project Revenue Bonds,
                 Series 2006, 5.000%, 6/01/37 - FGIC Insured

        1,750   University of North Carolina, Chapel Hill, System Net Revenue         6/11 at 100.00         AA+          1,833,948
                 Bonds, Series 2001A, 5.000%, 12/01/25

        1,845   University of North Carolina, Chapel Hill, System Net Revenue           No Opt. Call         AA+          1,971,438
                 Bonds, Series 2002B, 5.000%, 12/01/11

------------------------------------------------------------------------------------------------------------------------------------
        7,175   Total Education and Civic Organizations                                                                   7,671,122
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 21.7% (13.4% OF TOTAL INVESTMENTS)

          100   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/15 at 100.00          AA            105,349
                 Healthcare System Revenue Bonds, DBA Carolinas Healthcare
                 System, Series 2005A, 5.000%, 1/15/45

        1,000   North Carolina Medical Care Commission, Health System                10/11 at 101.00          AA          1,059,280
                 Revenue Bonds, Mission St. Joseph's Health System,
                 Series 2001, 5.250%, 10/01/31

        1,110   North Carolina Medical Care Commission, Healthcare Facilities         1/12 at 100.00           A          1,174,025
                 Revenue Bonds, Union Regional Medical Center,
                 Series 2002A, 5.250%, 1/01/15

        2,500   North Carolina Medical Care Commission, Healthcare Revenue            5/07 at 100.00         AA-          2,512,350
                 Bonds, Carolina Medicorp, Series 1996, 5.250%, 5/01/26

        1,500   North Carolina Medical Care Commission, Hospital Revenue              6/12 at 101.00           A          1,585,320
                 Bonds, Southeastern Regional Medical Center, Series 2002,
                 5.250%, 6/01/22

          300   North Carolina Medical Care Commission, Revenue Bonds,                1/15 at 100.00         AAA            319,581
                 Blue Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 -
                 FGIC Insured

          300   North Carolina Medical Care Commission, Revenue Bonds,               11/14 at 100.00          AA            317,778
                 Northeast Medical Center, Series 2004, 5.000%, 11/01/24

          150   North Carolina Medical Care Commission, Revenue Bonds,                1/16 at 100.00         N/R            157,191
                 Pines at Davidson, Series 2006A, 5.000%, 1/01/36

          255   Onslow County Hospital Authority, North Carolina,                    10/16 at 100.00         AAA            273,730
                 FHA Insured Mortgage Revenue Bonds, Onslow Memorial
                 Hospital Project, Series 2006, 5.000%, 4/01/31 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        7,215   Total Health Care                                                                                         7,504,604
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 6.7% (4.1% OF TOTAL INVESTMENTS)

        2,225   Durham Housing Authority, North Carolina, FNMA Guaranteed             6/11 at 100.00         AAA          2,305,145
                 Multifamily Housing Revenue Bonds, Naples Terrace
                 Apartments, Series 2001A, 5.700%, 6/01/33 (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 5.1% (3.2% OF TOTAL INVESTMENTS)

          440   North Carolina Housing Finance Agency, Home Ownership                 7/10 at 100.00         AAA            451,950
                 Revenue Bonds, 1998 Trust Agreement, Series 10A,
                 5.400%, 7/01/32 - AMBAC Insured (Alternative Minimum Tax)

          965   North Carolina Housing Finance Agency, Home Ownership                 7/09 at 100.00          AA            985,844
                 Revenue Bonds, 1998 Trust Agreement, Series 5A,
                 5.625%, 7/01/30 (Alternative Minimum Tax)

          330   North Carolina Housing Finance Agency, Home Ownership                 7/16 at 100.00          AA            336,848
                 Revenue Bonds, Series 25-A, 4.900%, 7/01/37 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,735   Total Housing/Single Family                                                                               1,774,642
------------------------------------------------------------------------------------------------------------------------------------


                                       32

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.3% (0.8% OF TOTAL INVESTMENTS)

$         500   North Carolina Capital Facilities Financing Agency, Exempt              No Opt. Call         BBB     $      498,825
                 Facilities Revenue Bonds, Waste Management Inc.,
                 Series 2001, 3.750%, 8/01/14 (Mandatory put 8/01/07)
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 2.3% (1.3% OF TOTAL INVESTMENTS)

          300   North Carolina Medical Care Commission, Health Care                  10/16 at 100.00         N/R            309,681
                 Facilities Revenue Bonds, Presbyterian Homes, Series 2006B,
                 5.200%, 10/01/21

          200   North Carolina Medical Care Commission, Healthcare Facilities        10/16 at 100.00         N/R            208,192
                 Revenue Bonds, Presbyterian Homes, Series 2006,
                 5.400%, 10/01/27

          250   North Carolina Medical Care Commission, Revenue Bonds,                9/15 at 100.00         N/R            260,210
                 United Church Homes and Services, Series 2005A,
                 5.250%, 9/01/21

------------------------------------------------------------------------------------------------------------------------------------
          750   Total Long-Term Care                                                                                        778,083
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 3.8% (2.4% OF TOTAL INVESTMENTS)

          750   Columbus County Industrial Facilities and Pollution Control           4/07 at 102.00         BBB            769,245
                 Financing Authority, North Carolina, Environmental
                 Improvement Revenue Bonds, International Paper Company
                 Project, Series 1997A, 6.150%, 4/01/21 (Alternative
                 Minimum Tax)

          515   Gaston County Industrial Facilities and Pollution Control             8/15 at 100.00         N/R            555,355
                 Financing Authority, North Carolina, National Gypsum
                 Company Project Exempt Facilities Revenue Bonds,
                 Series 2005, 5.750%, 8/01/35 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,265   Total Materials                                                                                           1,324,600
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 6.3% (3.9% OF TOTAL INVESTMENTS)

                North Carolina, General Obligation Bonds, Series 2004A:
        1,000    5.000%, 3/01/18                                                      3/14 at 100.00         AAA          1,085,490
        1,000    5.000%, 3/01/22                                                      3/14 at 100.00         AAA          1,078,350

------------------------------------------------------------------------------------------------------------------------------------
        2,000   Total Tax Obligation/General                                                                              2,163,840
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 22.1% (13.6% OF TOTAL INVESTMENTS)

        1,400   Charlotte, North Carolina, Certificates of Participation,             6/13 at 100.00         AA+          1,516,354
                 Governmental Facilities Projects, Series 2003G,
                 5.375%, 6/01/26

        1,870   Dare County, North Carolina, Certificates of Participation,          12/12 at 100.00         AAA          2,027,884
                 Series 2002, 5.250%, 6/01/15 - AMBAC Insured

        1,250   Davidson County, North Carolina, Certificates of Participation,       6/14 at 100.00         AAA          1,360,975
                 Series 2004, 5.250%, 6/01/21 - AMBAC Insured

        1,390   Durham, North Carolina, Certificates of Participation,                6/15 at 100.00         AA+          1,481,615
                 Series 2005B, 5.000%, 6/01/25

          470   Raleigh, North Carolina, Certificates of Participation,               6/14 at 100.00         AA+            501,932
                 Downtown Improvement Project, Series 2004B,
                 5.000%, 6/01/20

          700   Sampson County, North Carolina, Certificates of                       6/17 at 100.00         AAA            754,565
                 Participation, Series 2006, 5.000%, 6/01/34 -
                 FSA Insured (UB)

------------------------------------------------------------------------------------------------------------------------------------
        7,080   Total Tax Obligation/Limited                                                                              7,643,325
------------------------------------------------------------------------------------------------------------------------------------

                TRANSPORTATION - 6.2% (3.8% OF TOTAL INVESTMENTS)

          450   Piedmont Triad Airport Authority, North Carolina, Airport             7/15 at 100.00         AAA            487,004
                 Revenue Bonds, Series 2005A, 5.000%, 7/01/20 -
                 XLCA Insured

        1,530   Raleigh Durham Airport Authority, North Carolina, Airport             5/11 at 101.00         Aaa          1,640,451
                 Revenue Bonds, Series 2001A, 5.250%, 11/01/18 -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        1,980   Total Transportation                                                                                      2,127,455
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 9.7% (5.9% OF TOTAL INVESTMENTS) (4)

        1,000   Broad River Water Authority, North Carolina, Water System             6/10 at 101.00         Aaa          1,069,990
                 Revenue Bonds, Series 2000, 5.375%, 6/01/26 (Pre-refunded
                 6/01/10) - MBIA Insured

          500   Greensboro, North Carolina, Combined Enterprise System                6/11 at 101.00     AA+ (4)            537,310
                 Revenue Bonds, Series 2001A, 5.125%, 6/01/21
                 (Pre-refunded 6/01/11)

        1,620   North Carolina Capital Facilities Financing Agency, Revenue          10/11 at 100.00         Aaa          1,734,242
                 Bonds, Duke University, Series 2001A, 5.125%, 10/01/26
                 (Pre-refunded 10/01/11)

------------------------------------------------------------------------------------------------------------------------------------
        3,120   Total U.S. Guaranteed                                                                                     3,341,542
------------------------------------------------------------------------------------------------------------------------------------


                                       33

                        Nuveen North Carolina Dividend Advantage Municipal Fund (NRB) (continued)
                             Portfolio of INVESTMENTS November 30, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 22.0% (13.5% OF TOTAL INVESTMENTS)

                Greenville, North Carolina, Combined Enterprise System
                Revenue Bonds, Series 2001:
$       1,000    5.250%, 9/01/20 - FSA Insured                                        9/11 at 101.00         AAA     $    1,076,460
          500    5.250%, 9/01/21 - FSA Insured                                        9/11 at 101.00         AAA            535,855

          500   North Carolina Eastern Municipal Power Agency, Power System           1/16 at 100.00         AAA            553,830
                 Revenue Bonds, Series 2005, 5.250%, 1/01/20 -
                 AMBAC Insured

        2,500   North Carolina Eastern Municipal Power Agency, Power System           1/07 at 100.00         AAA          2,503,725
                 Revenue Refunding Bonds, Series 1993B, 5.500%, 1/01/17 -
                 FGIC Insured

        1,000   North Carolina Eastern Municipal Power Agency, Power System           1/09 at 102.00         BBB          1,053,360
                 Revenue Refunding Bonds, Series 1999B, 5.650%, 1/01/16

          250   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/15 at 100.00         AAA            271,127
                 Series 2005RR, 5.000%, 7/01/24 - FGIC Insured

        1,500   Wake County Industrial Facilities and Pollution Control               2/12 at 101.00          A3          1,601,430
                 Financing Authority, North Carolina, Revenue Refunding
                 Bonds, Carolina Power and Light Company, Series 2002,
                 5.375%, 2/01/17

------------------------------------------------------------------------------------------------------------------------------------
        7,250   Total Utilities                                                                                           7,595,787
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 33.2% (20.4% OF TOTAL INVESTMENTS)

        2,250   Charlotte, North Carolina, Water and Sewerage System                  6/11 at 101.00         AAA          2,392,086
                 Revenue Bonds, Series 2001, 5.125%,6/01/26

          500   Greensboro, North Carolina, Combined Enterprise System                6/15 at 100.00         AA+            536,670
                 Revenue Bonds, Series 2005A, 5.000%, 6/01/25

          400   Onslow County, North Carolina, Combined Enterprise System             6/14 at 100.00         AAA            426,908
                 Revenue Bonds, Series 2004B, 5.000%, 6/01/23 - XLCA Insured

                Raleigh, North Carolina, Combined Enterprise System Revenue
                Bonds, Series 2006A:
       4,500     5.000%, 3/01/31 (UB)                                                 3/16 at 100.00         AAA          4,864,770
       3,000     5.000%, 3/01/36 (UB)                                                 3/16 at 100.00         AAA          3,233,535

------------------------------------------------------------------------------------------------------------------------------------
       10,650   Total Water and Sewer                                                                                    11,453,969
------------------------------------------------------------------------------------------------------------------------------------
$      52,945   Total Investments (cost $53,839,981) - 162.6%                                                            56,182,939
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (15.9)%                                                                      (5,480,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.5%                                                                        848,772
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.2)%                                                        (17,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  34,551,711
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT NOVEMBER 30, 2006:
                                    FUND                                        FIXED RATE                               UNREALIZED
                 NOTIONAL    PAY/RECEIVE       FLOATING RATE    FIXED RATE         PAYMENT  EFFECTIVE  TERMINATION     APPRECIATION
COUNTERPARTY       AMOUNT  FLOATING RATE               INDEX   (ANNUALIZED)      FREQUENCY    DATE (5)        DATE    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs  $2,700,000        Receive   3 Month USD-LIBOR         5.682%  Semi-Annually    7/10/07      7/10/12        $(102,243)
Goldman Sachs     800,000            Pay   3 Month USD-LIBOR         5.803   Semi-Annually    7/10/07      7/10/37           88,478
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $ (13,765)
====================================================================================================================================

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    N/R  Not rated.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO)
                        Portfolio of
                                INVESTMENTS November 30, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                EDUCATION AND CIVIC ORGANIZATIONS - 16.7% (10.9% OF TOTAL INVESTMENTS)

                Appalachian State University, North Carolina, Housing and
                Student Center System Revenue Refunding Bonds, Series 2001:
$         600    5.125%, 7/15/24 - MBIA Insured                                       1/11 at 101.00         Aaa     $      635,436
          200    5.125%, 7/15/27 - MBIA Insured                                       1/11 at 101.00         Aaa            211,262

                Appalachian State University, North Carolina, Housing and
                Student Center System Revenue Refunding Bonds, Series 2002:
        1,040    5.000%, 7/15/14 - MBIA Insured                                       7/12 at 100.00         Aaa          1,115,962
        1,000    5.000%, 7/15/15 - MBIA Insured                                       7/12 at 100.00         Aaa          1,066,160

                North Carolina Capital Facilities Financing Agency, Revenue
                Bonds, Duke University, Series 2001A:
          715    5.125%, 10/01/26                                                    10/11 at 100.00         AA+            752,902
          380    5.125%, 10/01/41                                                    10/11 at 100.00         AA+            400,144

        1,000   University of North Carolina System, Pooled Revenue Bonds,            4/15 at 100.00         AAA          1,080,180
                 Series 2005A, 5.000%, 4/01/22 - AMBAC Insured

        1,100   University of North Carolina System, Pooled Revenue Refunding        10/12 at 100.00         AAA          1,199,176
                 Bonds, Series 2002A, 5.375%, 4/01/19 - AMBAC Insured

                University of North Carolina Wilmington, Certificates of
                Participation, Student Housing Project Revenue Bonds,
                Series 2006:
          500    5.000%, 6/01/21 - FGIC Insured                                       6/16 at 100.00         AAA            542,705
          250    5.000%, 6/01/37 - FGIC Insured                                       6/16 at 100.00         AAA            267,865

        1,500   University of North Carolina, Chapel Hill, System Net Revenue           No Opt. Call         AA+          1,602,795
                 Bonds, Series 2002B, 5.000%, 12/01/11

          250   University of North Carolina, Charlotte, Certificates of              3/15 at 100.00         AAA            269,323
                 Participation, Student Housing Project, Series 2005,
                 5.000%, 3/01/21 - AMBAC Insured

          400   University of North Carolina, Greensboro, General Revenue             4/11 at 101.00         AAA            431,592
                 Refunding Bonds, Series 2002B, 5.375%, 4/01/17 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,935   Total Education and Civic Organizations                                                                   9,575,502
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 25.1% (16.4% OF TOTAL INVESTMENTS)

        2,130   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/11 at 101.00          AA          2,216,201
                 Healthcare System Revenue Bonds, Carolinas Healthcare
                 System, Series 2001A, 5.000%, 1/15/31

          200   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/15 at 100.00          AA            210,698
                 Healthcare System Revenue Bonds, DBA Carolinas Healthcare
                 System, Series 2005A, 5.000%, 1/15/45

        1,000   North Carolina Medical Care Commission, Health System                10/11 at 101.00          AA          1,059,280
                 Revenue Bonds, Mission St. Joseph's Health System,
                 Series 2001, 5.250%, 10/01/31

        2,000   North Carolina Medical Care Commission, Healthcare                   11/13 at 100.00         AA-          2,119,160
                 Facilities Revenue Bonds, Novant Health Obligated Group,
                 Series 2003A, 5.000%, 11/01/20

        1,005   North Carolina Medical Care Commission, Healthcare Facilities         1/12 at 100.00           A          1,068,204
                 Revenue Bonds, Union Regional Medical Center, Series 2002A,
                 5.250%, 1/01/13

                North Carolina Medical Care Commission, Hospital Revenue
                Bonds, Southeastern Regional Medical Center, Series 2002:
        1,000    5.500%, 6/01/15                                                      6/12 at 101.00           A          1,082,870
        2,000    5.250%, 6/01/22                                                      6/12 at 101.00           A          2,113,760

        2,000   North Carolina Medical Care Commission, Revenue Bonds,                1/15 at 100.00         AAA          2,130,540
                 Blue Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 -
                 FGIC Insured


                                       35

                        Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO) (continued)
                             Portfolio of INVESTMENTS November 30, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

                North Carolina Medical Care Commission, Revenue Bonds,
                Cleveland County Healthcare System, Series 2004A:
$         595    5.250%, 7/01/20 - AMBAC Insured                                      7/14 at 100.00         AAA     $      649,538
          500    5.250%, 7/01/22 - AMBAC Insured                                      7/14 at 100.00         AAA            544,110

          500   North Carolina Medical Care Commission, Revenue Bonds,               11/14 at 100.00          AA            529,630
                 Northeast Medical Center, Series 2004, 5.000%, 11/01/24

          185   North Carolina Medical Care Commission, Revenue Bonds,                1/16 at 100.00         N/R            193,869
                 Pines at Davidson, Series 2006A, 5.000%, 1/01/36

          430   Onslow County Hospital Authority, North Carolina,                    10/16 at 100.00         AAA            461,584
                 FHA Insured Mortgage Revenue Bonds, Onslow
                 Memorial Hospital Project, Series 2006, 5.000%, 4/01/31 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       13,545   Total Health Care                                                                                        14,379,444
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 4.6% (3.0% OF TOTAL INVESTMENTS)

          375   North Carolina Housing Finance Agency, Home Ownership                 7/10 at 100.00         AAA            385,185
                 Revenue Bonds, 1998 Trust Agreement, Series 10A,
                 5.400%, 7/01/32 - AMBAC Insured (Alternative
                 Minimum Tax)

                North Carolina Housing Finance Agency, Home Ownership
                Revenue Bonds, Series 13A:
          835    4.700%, 7/01/12 (Alternative Minimum Tax)                            7/11 at 100.00          AA            857,128
          840    4.850%, 7/01/13 (Alternative Minimum Tax)                            7/11 at 100.00          AA            864,721

          510   North Carolina Housing Finance Agency, Home Ownership                 7/16 at 100.00          AA            520,583
                 Revenue Bonds, Series 25-A, 4.900%, 7/01/37 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,560   Total Housing/Single Family                                                                               2,627,617
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 1.4% (0.9% OF TOTAL INVESTMENTS)
          800   North Carolina Capital Facilities Financing Agency, Exempt              No Opt. Call         BBB            798,120
                 Facilities Revenue Bonds, Waste Management Inc.,
                 Series 2001, 3.750%, 8/01/14 (Mandatory put 8/01/07)
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 2.0% (1.3% OF TOTAL INVESTMENTS)

          600   North Carolina Medical Care Commission, Health Care                  10/16 at 100.00         N/R            619,362
                 Facilities Revenue Bonds, Presbyterian Homes, Series 2006B,
                 5.200%, 10/01/21

          250   North Carolina Medical Care Commission, Healthcare                   10/16 at 100.00         N/R            260,240
                 Facilities Revenue Bonds, Presbyterian Homes, Series 2006,
                 5.400%, 10/01/27

          250   North Carolina Medical Care Commission, Revenue Bonds,                9/15 at 100.00         N/R            260,210
                 United Church Homes and Services, Series 2005A,
                 5.250%, 9/01/21

------------------------------------------------------------------------------------------------------------------------------------
        1,100   Total Long-Term Care                                                                                      1,139,812
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 3.7% (2.4% OF TOTAL INVESTMENTS)

          865   Gaston County Industrial Facilities and Pollution Control             8/15 at 100.00         N/R            932,781
                 Financing Authority, North Carolina, National Gypsum
                 Company Project Exempt Facilities Revenue Bonds,
                 Series 2005, 5.750%, 8/01/35 (Alternative Minimum Tax)

        1,100   Northampton County Industrial Facilities and Pollution                2/11 at 101.00         BBB          1,177,561
                 Control Financing Authority, North Carolina, Environmental
                 Improvement Revenue Bonds, International Paper Company,
                 Series 2001A, 6.200%, 2/01/25 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,965   Total Materials                                                                                           2,110,342
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 2.4% (1.5% OF TOTAL INVESTMENTS)

          250   Durham County, North Carolina, General Obligation Bonds,              5/10 at 102.00         AAA            270,708
                 Series 2000, 5.600%, 5/01/15

        1,000   North Carolina, General Obligation Bonds, Series 2004A,               3/14 at 100.00         AAA          1,078,350
                 5.000%, 3/01/22

------------------------------------------------------------------------------------------------------------------------------------
        1,250   Total Tax Obligation/General                                                                              1,349,058
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 30.9% (20.2% OF TOTAL INVESTMENTS)

           30   Cabarrus County, North Carolina, Certificates of Participation,       2/13 at 100.00         AA-             32,513
                 Series 2002, 5.250%, 2/01/16

        1,750   Charlotte, North Carolina, Certificates of Participation,             6/13 at 100.00         AA+          1,841,647
                 Governmental Facilities Projects, Series 2003G,
                 5.000%, 6/01/28

        1,850   Charlotte, North Carolina, Storm Water Fee Revenue Bonds,             6/12 at 101.00         AAA          2,017,814
                 Series 2002, 5.250%, 6/01/18


                                       36

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                Hartnett County, North Carolina, Certificates of Participation,
                Series 2002:
$       1,000    5.250%, 12/01/15 - FSA Insured                                      12/12 at 101.00         AAA     $    1,086,840
        2,025    5.375%, 12/01/16 - FSA Insured                                      12/12 at 101.00         AAA          2,226,933

          715   Lee County, North Carolina, Certificates of Participation,            4/14 at 100.00         AAA            778,170
                 Public Schools and Community College, Series 2004,
                 5.250%, 4/01/20 - FSA Insured

        1,380   Pasquotank County, North Carolina, Certificates of Participation,     6/14 at 100.00         AAA          1,468,223
                 Series 2004, 5.000%, 6/01/25 - MBIA Insured

        2,070   Pitt County, North Carolina, Certificates of Participation,           4/14 at 100.00         AAA          2,195,649
                 School Facilities Project, Series 2004B, 5.000%, 4/01/29 -
                 AMBAC Insured

        1,270   Puerto Rico Infrastructure Financing Authority, Special Tax             No Opt. Call         AAA          1,462,443
                 Revenue Bonds, Series 2005C, 5.500%, 7/01/16 -
                 AMBAC Insured

                Raleigh, North Carolina, Certificates of Participation,
                Downtown Improvement Project, Series 2004B:
          805    5.000%, 6/01/20                                                      6/14 at 100.00         AA+            859,692
        1,310    5.000%, 6/01/21                                                      6/14 at 100.00         AA+          1,395,504

        1,000   Randolph County, North Carolina, Certificates of Participation,       6/14 at 102.00         AAA          1,086,950
                 Series 2004, 5.000%, 6/01/20 - FSA Insured

        1,150   Sampson County, North Carolina, Certificates of Participation,        6/17 at 100.00         AAA          1,239,643
                 Series 2006, 5.000%, 6/01/34 - FSA Insured (UB)

------------------------------------------------------------------------------------------------------------------------------------
       16,355   Total Tax Obligation/Limited                                                                             17,692,021
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 16.7% (10.9% OF TOTAL INVESTMENTS)

        2,035   Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A,       7/14 at 100.00         AAA          2,160,804
                 5.000%, 7/01/34 - MBIA Insured

          590   Piedmont Triad Airport Authority, North Carolina, Airport             7/15 at 100.00         AAA            638,516
                 Revenue Bonds, Series 2005A, 5.000%, 7/01/20 -
                 XLCA Insured

                Raleigh Durham Airport Authority, North Carolina, Airport
                Revenue Bonds, Series 2001A:
        1,000    5.250%, 11/01/15 - FGIC Insured                                      5/11 at 101.00         Aaa          1,068,180
        2,320    5.250%, 11/01/16 - FGIC Insured                                      5/11 at 101.00         Aaa          2,474,257
        2,230    5.250%, 11/01/17 - FGIC Insured                                      5/11 at 101.00         Aaa          2,392,879

                University of North Carolina, Charlotte, Parking System
                Revenue Bonds, Series 2002:
          270    5.000%, 1/01/20 - MBIA Insured                                       1/12 at 101.00         Aaa            288,824
          500    5.125%, 1/01/27 - MBIA Insured                                       1/12 at 101.00         Aaa            532,580

------------------------------------------------------------------------------------------------------------------------------------
        8,945   Total Transportation                                                                                      9,556,040
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 19.9% (13.0% OF TOTAL INVESTMENTS) (4)

                North Carolina Capital Facilities Financing Agency, Revenue
                Bonds, Duke University, Series 2001A:
        3,035    5.125%, 10/01/26 (Pre-refunded 10/01/11)                            10/11 at 100.00         Aaa          3,249,028
        1,620    5.125%, 10/01/41 (Pre-refunded 10/01/11)                            10/11 at 100.00         Aaa          1,734,242

                Raleigh, North Carolina, Combined Enterprise System Revenue
                Bonds, Series 2004:
        1,000    5.000%, 3/01/21 (Pre-refunded 3/01/14)                               3/14 at 100.00         AAA          1,091,610
        1,750    5.000%, 3/01/22 (Pre-refunded 3/01/14)                               3/14 at 100.00         AAA          1,910,318

        3,200   Wake County, North Carolina, General Obligation School Bonds,         2/10 at 101.50         AAA          3,423,230
                 Series 2000, 5.400%, 2/01/13 (Pre-refunded 2/01/10)

------------------------------------------------------------------------------------------------------------------------------------
       10,605   Total U.S. Guaranteed                                                                                    11,408,428
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 13.5% (8.8% OF TOTAL INVESTMENTS)

          500   North Carolina Eastern Municipal Power Agency, Power System           1/16 at 100.00         AAA            553,830
                 Revenue Bonds, Series 2005, 5.250%, 1/01/20 -
                 AMBAC Insured

        2,500   North Carolina Eastern Municipal Power Agency, Power                  1/07 at 100.00         AAA          2,503,725
                 System Revenue Refunding Bonds, Series 1993B,
                 5.500%, 1/01/17 - FGIC Insured

        1,500   North Carolina Municipal Power Agency 1, Catawba Electric             1/10 at 101.00          A3          1,630,410
                 Revenue Bonds, Series 1999B, 6.500%, 1/01/20


                                       37

                        Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO) (continued)
                             Portfolio of INVESTMENTS November 30, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$         250   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/15 at 100.00         AAA     $      271,127
                 Series 2005RR, 5.000%, 7/01/24 - FGIC Insured

        2,600   Wake County Industrial Facilities and Pollution Control               2/12 at 101.00          A3          2,775,812
                 Financing Authority, North Carolina, Revenue Refunding
                 Bonds, Carolina Power and Light Company, Series 2002,
                 5.375%, 2/01/17

------------------------------------------------------------------------------------------------------------------------------------
        7,350   Total Utilities                                                                                           7,734,904
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 16.3% (10.7% OF TOTAL INVESTMENTS)

        2,520   Charlotte, North Carolina, Water and Sewerage System                    No Opt. Call         AAA          2,774,999
                 Revenue Bonds, Series 2002A, 5.250%, 7/01/13

        1,000   Durham County, North Carolina, Enterprise System Revenue              6/13 at 100.00         AAA          1,065,010
                 Bonds, Series 2002, 5.000%, 6/01/23 - MBIA Insured

                Raleigh, North Carolina, Combined Enterprise System Revenue
                Bonds, Series 2006A:
        3,095    5.000%, 3/01/31 (UB)                                                 3/16 at 100.00         AAA          3,345,881
        1,000    5.000%, 3/01/36 (UB)                                                 3/16 at 100.00         AAA          1,077,845

        1,000   Wilmington, North Carolina, Water and Sewer Revenue Bonds,            6/15 at 100.00         AAA          1,078,580
                 Series 2005, 5.000%, 6/01/25 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,615   Total Water and Sewer                                                                                     9,342,315
------------------------------------------------------------------------------------------------------------------------------------
$      82,025   Total Investments (cost $83,725,464) - 153.2%                                                            87,713,603
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (6.1)%                                                                       (3,465,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.8%                                                                      1,007,807
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.9)%                                                        (28,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   57,256,410
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.

                    N/R  Not rated.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen North Carolina Dividend Advantage Municipal Fund 3 (NII)
                        Portfolio of
                                INVESTMENTS November 30, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 3.6% (2.2% OF TOTAL INVESTMENTS)

$       2,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    2,101,220
                 Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 11.5% (7.5% OF TOTAL INVESTMENTS)

                North Carolina Capital Facilities Financing Agency, Revenue
                Bonds, Duke University, Series 2001A:
          330    5.125%, 10/01/26                                                    10/11 at 100.00         AA+            347,493
           95    5.125%, 10/01/41                                                    10/11 at 100.00         AA+            100,036

        3,000   North Carolina Capital Facilities Financing Agency, Revenue          10/12 at 100.00         AA+          3,167,100
                 Bonds, Duke University, Series 2002A, 5.125%, 7/01/42

        1,900   University of North Carolina System, Pooled Revenue                  10/12 at 100.00        AAA           2,009,060
                 Refunding Bonds, Series 2002A, 5.000%, 4/01/27 -
                 AMBAC Insured

                University of North Carolina Wilmington, Certificates of
                Participation, Student Housing Project Revenue Bonds,
                Series 2006:
          500    5.000%, 6/01/21 - FGIC Insured                                       6/16 at 100.00        AAA             542,705
          500    5.000%, 6/01/37 - FGIC Insured                                       6/16 at 100.00        AAA             535,730

------------------------------------------------------------------------------------------------------------------------------------
        6,325   Total Education and Civic Organizations                                                                   6,702,124
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 13.7% (8.8% OF TOTAL INVESTMENTS)

          750   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/11 at 101.00         AA             780,353
                 Healthcare System Revenue Bonds, Carolinas Healthcare
                 System, Series 2001A, 5.000%, 1/15/31

        2,000   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/07 at 102.00         AA           2,042,480
                 Healthcare System Revenue Bonds, DBA Carolina Healthcare
                 System, Series 1997A, 5.125%, 1/15/22

          200   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/15 at 100.00         AA             210,698
                 Healthcare System Revenue Bonds, DBA Carolinas
                 Healthcare System, Series 2005A, 5.000%, 1/15/45

        1,000   North Carolina Medical Care Commission, Health System                10/11 at 101.00         AA           1,059,280
                 Revenue Bonds, Mission St. Joseph's Health System,
                 Series 2001, 5.250%, 10/01/31

        2,000   North Carolina Medical Care Commission, Healthcare Facilities        11/13 at 100.00        AA-           2,128,120
                 Revenue Bonds, Novant Health Obligated Group,
                 Series 2003A, 5.000%, 11/01/18

          500   North Carolina Medical Care Commission, Revenue Bonds,                1/15 at 100.00        AAA             532,635
                 Blue Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 -
                 FGIC Insured

          500   North Carolina Medical Care Commission, Revenue Bonds,               11/14 at 100.00         AA             529,630
                 Northeast Medical Center, Series 2004, 5.000%, 11/01/24

          190   North Carolina Medical Care Commission, Revenue Bonds,                1/16 at 100.00        N/R             199,109
                 Pines at Davidson, Series 2006A, 5.000%, 1/01/36

          430   Onslow County Hospital Authority, North Carolina, FHA Insured        10/16 at 100.00        AAA             461,584
                 Mortgage Revenue Bonds, Onslow Memorial Hospital
                 Project, Series 2006, 5.000%, 4/01/31 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        7,570   Total Health Care                                                                                         7,943,889
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 1.8% (1.2% OF TOTAL INVESTMENTS)

        1,000   Mecklenburg County, North Carolina, FNMA Multifamily                  7/13 at 105.00        AAA           1,056,480
                 Housing Revenue Bonds, Little Rock Apartments, Series 2003,
                 5.150%, 1/01/22 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 2.6% (1.7% OF TOTAL INVESTMENTS)

          975   North Carolina Housing Finance Agency, Home Ownership                 7/09 at 100.00         AA            996,060
                 Revenue Bonds, 1998 Trust Agreement, Series 5A,
                 5.625%, 7/01/30 (Alternative Minimum Tax)

          510   North Carolina Housing Finance Agency, Home Ownership                 7/16 at 100.00         AA             520,583
                 Revenue Bonds, Series 25-A, 4.900%, 7/01/37 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,485   Total Housing/Single Family                                                                               1,516,643
------------------------------------------------------------------------------------------------------------------------------------


                                       39

                        Nuveen North Carolina Dividend Advantage Municipal Fund 3 (NII) (continued)
                             Portfolio of INVESTMENTS November 30, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.5% (0.9% OF TOTAL INVESTMENTS)

$         800   North Carolina Capital Facilities Financing Agency, Exempt              No Opt. Call        BBB      $      798,120
                 Facilities Revenue Bonds, Waste Management Inc.,
                 Series 2001, 3.750%, 8/01/14 (Mandatory put 8/01/07)
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 1.5% (1.0% OF TOTAL INVESTMENTS)

          600   North Carolina Medical Care Commission, Health Care                  10/16 at 100.00        N/R             619,362
                 Facilities Revenue Bonds, Presbyterian Homes, Series 2006B,
                 5.200%, 10/01/21

          250   North Carolina Medical Care Commission, Healthcare Facilities        10/16 at 100.00        N/R             260,240
                 Revenue Bonds, Presbyterian Homes, Series 2006,
                 5.400%, 10/01/27

------------------------------------------------------------------------------------------------------------------------------------
          850   Total Long-Term Care                                                                                        879,602
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 18.2% (11.8% OF TOTAL INVESTMENTS)

        3,900   Cary, North Carolina, General Obligation Water and Sewer              3/11 at 102.00        AAA           4,181,112
                 Bonds, Series 2001, 5.000%, 3/01/20

                Lincoln County, North Carolina, General Obligation Bonds,
                Series 2002A:
          850    5.000%, 6/01/19 - FGIC Insured                                       6/12 at 101.00        AAA             915,688
          900    5.000%, 6/01/20 - FGIC Insured                                       6/12 at 101.00        AAA             970,488
        1,050    5.000%, 6/01/21 - FGIC Insured                                       6/12 at 101.00        AAA           1,120,571

          500   North Carolina, General Obligation Bonds, Series 2004A,               3/14 at 100.00        AAA             539,175
                 5.000%, 3/01/22

        2,000   Puerto Rico, General Obligation and Public Improvement                  No Opt. Call        AAA           2,427,520
                 Refunding Bonds, Series 1997, 6.500%, 7/01/15 -
                 MBIA Insured

          400   Raleigh, North Carolina, General Obligation Bonds,                    6/12 at 100.00        AAA             424,652
                 Series 2002, 5.000%, 6/01/21

------------------------------------------------------------------------------------------------------------------------------------
        9,600   Total Tax Obligation/General                                                                            10,579,206
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 28.5% (18.4% OF TOTAL INVESTMENTS)

        1,800   Catawba County, North Carolina, Certificates of Participation,        6/14 at 100.00        Aaa           1,959,804
                 Series 2004, 5.250%, 6/01/22 - MBIA Insured

        1,500   Centennial Authority, North Carolina, Hotel Tax Revenue Bonds,        9/07 at 102.00        AAA           1,545,225
                 Arena Project, Series 1997, 5.125%, 9/01/19 - FSA Insured

        2,750   Charlotte, North Carolina, Certificates of Participation,             6/13 at 100.00        AA+           2,889,233
                 Governmental Facilities Projects, Series 2003G,
                 5.000%, 6/01/33

        3,000   Dare County, North Carolina, Certificates of Participation,          12/12 at 100.00        AAA           3,175,110
                 Series 2002, 5.000%, 6/01/23 - AMBAC Insured

          500   Lee County, North Carolina, Certificates of Participation,            4/14 at 100.00        AAA             544,175
                 Public Schools and Community College, Series 2004,
                 5.250%, 4/01/20 - FSA Insured

        1,000   North Carolina, Certificates of Participation, Repair and             6/14 at 100.00        AA+           1,067,940
                 Renovation Project, Series 2004B, 5.000%, 6/01/20

        2,000   Rutherford County, North Carolina, Certificates of Participation,     9/12 at 101.00        AAA           2,153,480
                 Series 2002, 5.000%, 9/01/21 - AMBAC Insured

        1,200   Sampson County, North Carolina, Certificates of Participation,        6/17 at 100.00        AAA           1,293,540
                 Series 2006, 5.000%, 6/01/34 - FSA Insured (UB)

        1,785   Union County, North Carolina, Certificates of Participation,          6/13 at 101.00        AAA           1,932,637
                 Series 2003, 5.000%, 6/01/20 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       15,535   Total Tax Obligation/Limited                                                                             16,561,144
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 8.9% (5.8% OF TOTAL INVESTMENTS)

                Raleigh Durham Airport Authority, North Carolina, Airport
                Revenue Bonds, Series 2001A:
        1,780    5.250%, 11/01/15 - FGIC Insured                                      5/11 at 101.00        Aaa           1,901,360
        3,100    5.000%, 11/01/20 - FGIC Insured                                      5/11 at 101.00        Aaa           3,292,448

------------------------------------------------------------------------------------------------------------------------------------
        4,880   Total Transportation                                                                                      5,193,808
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 10.7% (6.9% OF TOTAL INVESTMENTS) (4)

          500   Broad River Water Authority, North Carolina, Water System             6/10 at 101.00        Aaa             534,995
                 Revenue Bonds, Series 2000, 5.375%, 6/01/26 (Pre-refunded
                 6/01/10) - MBIA Insured

           50   Cumberland County, North Carolina, Hospital Facility Revenue         10/09 at 101.00      A- (4)             52,731
                 Bonds, Cumberland County Hospital System Inc., Cape Fear
                 Valley Health System, Series 1999, 5.250%, 10/01/29
                 (Pre-refunded 10/01/09)


                                       40

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

                Forsyth County, North Carolina, Certificates of Participation,
                Public Facilities and Equipment Project, Series 2002:
$       1,325    5.125%, 1/01/16 (Pre-refunded 1/01/13)                               1/13 at 101.00     AA+ (4)     $    1,449,365
          770    5.250%, 1/01/19 (Pre-refunded 1/01/13)                               1/13 at 101.00     AA+ (4)            847,500
        1,235    5.250%, 1/01/23 (Pre-refunded 1/01/13)                               1/13 at 101.00     AA+ (4)          1,359,303

                North Carolina Capital Facilities Financing Agency, Revenue
                Bonds, Duke University, Series 2001A:
        1,420    5.125%, 10/01/26 (Pre-refunded 10/01/11)                            10/11 at 100.00        Aaa           1,520,138
          405    5.125%, 10/01/41 (Pre-refunded 10/01/11)                            10/11 at 100.00        Aaa             433,561

------------------------------------------------------------------------------------------------------------------------------------
        5,705   Total U.S. Guaranteed                                                                                     6,197,593
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 15.4% (10.0% OF TOTAL INVESTMENTS)

          500   North Carolina Eastern Municipal Power Agency, Power                  1/16 at 100.00        AAA             553,830
                 System Revenue Bonds, Series 2005, 5.250%, 1/01/20 -
                 AMBAC Insured

        4,000   North Carolina Eastern Municipal Power Agency, Power System           1/07 at 100.00        AAA           4,005,960
                 Revenue Refunding Bonds, Series 1993B, 5.500%, 1/01/17 -
                 FGIC Insured

        2,665   North Carolina Municipal Power Agency 1, Catawba Electric             1/13 at 100.00        AAA           2,895,736
                 Revenue Bonds, Series 2003A, 5.250%, 1/01/15 -
                 AMBAC Insured

        1,400   Wake County Industrial Facilities and Pollution Control Financing     2/12 at 101.00         A3           1,494,668
                 Authority, North Carolina, Revenue Refunding Bonds,
                 Carolina Power and Light Company, Series 2002,
                 5.375%, 2/01/17

------------------------------------------------------------------------------------------------------------------------------------
        8,565   Total Utilities                                                                                           8,950,194
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 36.0% (23.3% OF TOTAL INVESTMENTS)

                Charlotte, North Carolina, Water and Sewerage System
                Revenue Bonds, Series 2001:
          750    5.125%, 6/01/26                                                      6/11 at 101.00        AAA             797,363
        1,780    5.125%, 6/01/26 - FGIC Insured                                       6/11 at 101.00        AAA           1,892,549

          300   Durham County, North Carolina, Enterprise System Revenue              6/13 at 100.00        AAA             322,806
                 Bonds, Series 2002, 5.000%, 6/01/18 - MBIA Insured

        2,500   Kannapolis, North Carolina, Water and Sewerage System                 2/12 at 101.00        AAA           2,657,625
                 Revenue Bonds, Series 2001B, 5.250%, 2/01/26 -
                 FSA Insured (Alternative Minimum Tax)

          500   Onslow County, North Carolina, Combined Enterprise System             6/14 at 100.00        AAA             533,635
                 Revenue Bonds, Series 2004B, 5.000%, 6/01/23 - XLCA Insured

        1,000   Orange Water and Sewerage Authority, North Carolina,                  7/11 at 101.00        AA+           1,050,350
                 Water and Sewerage System Revenue Bonds, Series 2001,
                 5.000%, 7/01/26

                Raleigh, North Carolina, Combined Enterprise System Revenue
                Bonds, Series 2006A:
        5,000    5.000%, 3/01/31 (UB)                                                 3/16 at 100.00         AAA          5,405,300
        3,000    5.000%, 3/01/36 (UB)                                                 3/16 at 100.00         AAA          3,233,535

        4,715   Winston-Salem, North Carolina, Water and Sewerage System Revenue      6/12 at 100.00         AAA          5,026,093
                 Bonds, Series 2002A,
                 5.000%, 6/01/19

------------------------------------------------------------------------------------------------------------------------------------
       19,545   Total Water and Sewer                                                                                    20,919,256
------------------------------------------------------------------------------------------------------------------------------------
$      83,860   Total Long-Term Investments (cost $85,918,581) - 153.9%                                                  89,399,279
=============-----------------------------------------------------------------------------------------------------------------------


                                       41

                        Nuveen North Carolina Dividend Advantage Municipal Fund 3 (NII) (continued)
                             Portfolio of INVESTMENTS November 30, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.8% (0.5% OF TOTAL INVESTMENTS)

$         450   Puerto Rico Government Development Bank, Adjustable                                          A-1     $      450,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 3.290%, 12/01/15 - MBIA Insured (5)
=============-----------------------------------------------------------------------------------------------------------------------
                Total Short-Term Investments (cost $450,000)                                                                450,000
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $86,368,581) - 154.7%                                                            89,849,279
                --------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (10.6)%                                                                      (6,145,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 4.1%                                                                      2,365,679
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.2)%                                                        (28,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  58,069,958
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                    N/R  Not rated.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Statement of
                             ASSETS AND LIABILITIES November 30, 2006 (Unaudited)
                                                                                         GEORGIA           GEORGIA          GEORGIA
                                                                                         PREMIUM          DIVIDEND         DIVIDEND
                                                                                          INCOME         ADVANTAGE      ADVANTAGE 2
                                                                                           (NPG)             (NZX)            (NKG)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $78,976,911, $41,939,509,
   and $94,779,264, respectively)                                                    $83,784,284       $44,132,770      $99,008,871
Cash                                                                                          --                --               --
Receivables:
   Interest                                                                            1,439,204           658,531        1,604,955
   Investments sold                                                                           --                --               --
Other assets                                                                               8,327               534              845
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                    85,231,815        44,791,835      100,614,671
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                           212,992            63,749           58,289
Floating rate obligations                                                                     --                --               --
Unrealized depreciation on forward swaps                                                      --                --               --
Accrued expenses:
   Management fees                                                                        44,117            14,099           25,878
   Other                                                                                  15,625             7,837           18,295
Preferred share dividends payable                                                         19,082             4,451           11,571
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                  291,816            90,136          114,033
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                                27,800,000        15,000,000       33,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                               $57,139,999       $29,701,699      $67,500,638
====================================================================================================================================
Common shares outstanding                                                              3,805,113         1,966,787        4,553,660
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                                             $     15.02       $     15.10      $     14.82
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                              $    38,051       $    19,668      $    45,537
Paid-in surplus                                                                       52,369,898        27,862,613       64,257,862
Undistributed (Over-distribution of) net investment income                                (8,661)           11,013         (154,428)
Accumulated net realized gain (loss) from investments
   and derivative transactions                                                           (66,662)         (384,856)        (877,940)
Net unrealized appreciation (depreciation) of investments
   and derivative transactions                                                         4,807,373         2,193,261        4,229,607
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                               $57,139,999       $29,701,699      $67,500,638
====================================================================================================================================
Authorized shares:
   Common                                                                              Unlimited         Unlimited        Unlimited
   Preferred                                                                           Unlimited         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            ASSETS AND LIABILITIES November 30, 2006 (Unaudited) (continued)
                                                                           NORTH           NORTH             NORTH            NORTH
                                                                        CAROLINA        CAROLINA          CAROLINA         CAROLINA
                                                                         PREMIUM        DIVIDEND          DIVIDEND         DIVIDEND
                                                                          INCOME       ADVANTAGE       ADVANTAGE 2      ADVANTAGE 3
                                                                           (NNC)           (NRB)             (NNO)            (NII)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $133,812,783, $53,839,981,
   $83,725,464 and $86,368,581, respectively)                       $140,154,523     $56,182,939       $87,713,603      $89,849,279
Cash                                                                          --          21,357                --               --
Receivables:
   Interest                                                            2,423,613         868,974         1,353,464        1,384,841
   Investments sold                                                    1,073,520           5,000                --        1,414,000
Other assets                                                               9,338           3,150             1,673              800
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                   143,660,994      57,081,420        89,068,740       92,648,920
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                         1,220,984              --           310,985          386,880
Floating rate obligations                                              1,300,000       5,480,000         3,465,000        6,145,000
Unrealized depreciation on forward swaps                                      --          13,765                --               --
Accrued expenses:
   Management fees                                                        73,061          16,219            23,335           22,159
   Other                                                                  22,232          17,210             5,336           22,776
Preferred share dividends payable                                         30,513           2,515             7,674            2,147
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                2,646,790       5,529,709         3,812,330        6,578,962
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                46,800,000      17,000,000        28,000,000       28,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $ 94,214,204     $34,551,711       $57,256,410      $58,069,958
====================================================================================================================================
Common shares outstanding                                              6,351,838       2,258,169         3,747,848        3,930,437
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                            $      14.83     $     15.30       $     15.28       $    14.77
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                             $     63,518     $    22,582       $    37,478      $    39,304
Paid-in surplus                                                       87,829,648      32,015,971        53,168,038       55,461,517
Undistributed (Over-distribution of) net investment income              (123,735)         46,701          (158,523)        (114,421)
Accumulated net realized gain (loss) from investments
   and derivative transactions                                           103,033         137,264           221,278         (797,140)
Net unrealized appreciation (depreciation) of investments
   and derivative transactions                                         6,341,740       2,329,193         3,988,139        3,480,698
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $ 94,214,204     $34,551,711       $57,256,410      $58,069,958
====================================================================================================================================
Authorized shares:
   Common                                                              Unlimited       Unlimited         Unlimited        Unlimited
   Preferred                                                           Unlimited       Unlimited         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              OPERATIONS Six Months Ended November 30, 2006 (Unaudited)
                                                                                         GEORGIA           GEORGIA          GEORGIA
                                                                                         PREMIUM          DIVIDEND         DIVIDEND
                                                                                          INCOME         ADVANTAGE      ADVANTAGE 2
                                                                                           (NPG)             (NZX)            (NKG)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                     $1,995,193        $1,036,067       $2,273,180
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                          267,037           141,052          315,284
Preferred shares - auction fees                                                           34,845            18,801           41,363
Preferred shares - dividend disbursing agent fees                                          5,014             5,014            5,014
Shareholders' servicing agent fees and expenses                                            2,538               157              328
Interest expense and fees                                                                     --                --               --
Custodian's fees and expenses                                                             16,102             8,234           19,887
Trustees' fees and expenses                                                                1,068               551            1,203
Professional fees                                                                          6,139             5,589            6,515
Shareholders' reports - printing and mailing expenses                                      8,104             4,291            8,339
Stock exchange listing fees                                                                  162                84              194
Investor relations expense                                                                 5,707             2,904            6,219
Other expenses                                                                             6,125             6,698            6,856
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement                     352,841           193,375          411,202
   Custodian fee credit                                                                   (4,765)           (2,897)          (3,641)
   Expense reimbursement                                                                      --           (62,740)        (158,452)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                             348,076           127,738          249,109
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  1,647,117           908,329        2,024,071
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                                    (75)          (50,209)          47,907
Net realized gain (loss) from futures                                                         --                --               --
Net realized gain (loss) from forward swaps                                                   --                --           46,944
Change in net unrealized appreciation (depreciation) of investments                    1,872,364           910,105        2,623,732
Change in net unrealized appreciation (depreciation) of forward swaps                         --                --         (197,717)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                                1,872,289           859,896        2,520,866
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                              (429,496)         (247,999)        (531,818)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Preferred shareholders                                              (429,496)         (247,999)        (531,818)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
   from operations                                                                    $3,089,910        $1,520,226       $4,013,119
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Six Months Ended November 30, 2006 (Unaudited) (continued)
                                                                           NORTH           NORTH             NORTH            NORTH
                                                                        CAROLINA        CAROLINA          CAROLINA         CAROLINA
                                                                         PREMIUM        DIVIDEND          DIVIDEND         DIVIDEND
                                                                          INCOME       ADVANTAGE       ADVANTAGE 2      ADVANTAGE 3
                                                                           (NNC)           (NRB)             (NNO)            (NII)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                     $3,278,288      $1,242,468        $1,954,853       $1,985,014
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                          442,182         162,110           267,535          270,233
Preferred shares - auction fees                                           58,661          21,309            35,096           35,096
Preferred shares - dividend disbursing agent fees                          5,014           5,014             5,014            5,014
Shareholders' servicing agent fees and expenses                            5,047             133               327              363
Interest expense and fees                                                    132          26,163            14,138           27,915
Custodian's fees and expenses                                             18,769          10,406            14,326           16,406
Trustees' fees and expenses                                                2,078             668               980            1,214
Professional fees                                                          7,246           5,653             6,225            6,276
Shareholders' reports - printing and mailing expenses                     11,850           5,132             8,142            8,814
Stock exchange listing fees                                                4,947              96               160              168
Investor relations expense                                                 9,690           3,396             5,496            5,708
Other expenses                                                             7,942           7,343             7,582            6,618
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement     573,558         247,423           365,021          383,825
   Custodian fee credit                                                  (10,970)         (4,443)           (4,717)          (4,133)
   Expense reimbursement                                                      --         (63,649)         (126,051)        (135,810)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                             562,588         179,331           234,253          243,882
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  2,715,700       1,063,137         1,720,600        1,741,132
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                124,584         128,130           160,230          117,377
Net realized gain (loss) from futures                                         --          21,833                --               --
Net realized gain (loss) from forward swaps                                   --             --                 --               --
Change in net unrealized appreciation (depreciation) of investments    3,165,253         909,104         1,883,275        1,869,977
Change in net unrealized appreciation (depreciation) of forward swaps         --         (13,765)               --               --
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                3,289,837       1,045,302         2,043,505        1,987,354
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                              (740,451)       (249,198)         (448,722)        (432,518)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Preferred shareholders                              (740,451)       (249,198)         (448,722)        (432,518)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
   from operations                                                    $5,265,086      $1,859,241        $3,315,383       $3,295,968
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited)
                                             GEORGIA                            GEORGIA                           GEORGIA
                                       PREMIUM INCOME (NPG)             DIVIDEND ADVANTAGE (NZX)         DIVIDEND ADVANTAGE 2 (NKG)
                                  ----------------------------        ----------------------------      ----------------------------
                                   SIX MONTHS                         SIX MONTHS                         SIX MONTHS
                                        ENDED       YEAR ENDED             ENDED        YEAR ENDED            ENDED      YEAR ENDED
                                     11/30/06          5/31/06          11/30/06           5/31/06         11/30/06         5/31/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 1,647,117      $ 3,319,942        $  908,329       $ 1,845,409      $ 2,024,071     $ 4,021,017
Net realized gain (loss) from
   investments                            (75)         463,246           (50,209)           15,105           47,907         (56,044)
Net realized gain (loss) from futures      --               --                --                --               --              --
Net realized gain (loss) from
   forward swaps                           --               --                --           (19,734)          46,944         (13,236)
Change in net unrealized
   appreciation (depreciation)
   of investments                   1,872,364       (2,358,498)          910,105          (994,754)       2,623,732      (2,417,797)
Change in net unrealized appreciation
   (depreciation) of forward swaps         --               --                --            67,410         (197,717)        436,491
Distributions to
   Preferred Shareholders:
   From net investment income        (429,496)        (645,442)         (247,999)         (368,644)        (531,818)       (859,541)
   From accumulated net
      realized gains                       --          (29,168)               --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                  3,089,910          750,080         1,520,226           544,792        4,013,119       1,110,890
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (1,301,003)      (2,967,320)         (757,939)       (1,699,327)      (1,413,911)     (3,183,008)
From accumulated net realized gains        --         (251,264)               --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (1,301,003)      (3,218,584)         (757,939)       (1,699,327)      (1,413,911)     (3,183,008)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common Shares:
   Offering costs adjustments              --               --                --                --               --              --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions     32,849           99,552            27,215            59,258               --              --
Preferred shares offering
   costs adjustments                       --               --                --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions          32,849           99,552            27,215            59,258               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares      1,821,756       (2,368,952)          789,502        (1,095,277)       2,599,208      (2,072,118)
Net assets applicable to Common
   shares at the beginning
   of period                       55,318,243       57,687,195        28,912,197        30,007,474       64,901,430      66,973,548
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $57,139,999      $55,318,243       $29,701,699       $28,912,197      $67,500,638     $64,901,430
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                  $    (8,661)     $    74,721       $    11,013       $   108,622      $  (154,428)    $  (232,770)
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited) (continued)
                                                                             NORTH CAROLINA                    NORTH CAROLINA
                                                                          PREMIUM INCOME (NNC)            DIVIDEND ADVANTAGE (NRB)
                                                                     -----------------------------      ----------------------------
                                                                      SIX MONTHS                         SIX MONTHS
                                                                           ENDED        YEAR ENDED            ENDED      YEAR ENDED
                                                                        11/30/06           5/31/06         11/30/06         5/31/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $ 2,715,700       $ 5,594,531      $ 1,063,137     $ 2,130,270
Net realized gain (loss) from
   investments                                                           124,584           406,707          128,130          95,322
Net realized gain (loss) from futures                                         --                --           21,833              --
Net realized gain (loss) from
   forward swaps                                                              --                --               --              --
Change in net unrealized appreciation
   (depreciation) of investments                                       3,165,253        (4,033,853)         909,104      (1,195,026)
Change in net unrealized appreciation
   (depreciation) of forward swaps                                            --                --          (13,765)             --
Distributions to Preferred Shareholders:
   From net investment income                                           (740,451)       (1,024,654)        (249,198)       (384,276)
   From accumulated net realized gains                                        --          (136,337)              --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                                     5,265,086           806,394        1,859,241         646,290
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                            (2,133,933)       (4,996,624)        (880,323)     (1,984,988)
From accumulated net realized gains                                           --        (1,010,708)              --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                             (2,133,933)       (6,007,332)        (880,323)     (1,984,988)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common Shares:
   Offering costs adjustments                                                 --                --               --              --
   Net proceeds from Common shares
     issued to shareholders due to
     reinvestment of distributions                                        50,016           226,109           36,103          55,870
Preferred shares offering costs adjustments                                   --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions                                             50,016           226,109           36,103          55,870
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                         3,181,169        (4,974,829)       1,015,021      (1,282,828)
Net assets applicable to Common
   shares at the beginning of period                                  91,033,035        96,007,864       33,536,690      34,819,518
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                       $94,214,204       $91,033,035      $34,551,711     $33,536,690
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                                                     $  (123,735)      $    34,949      $    46,701     $   113,085
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                             NORTH CAROLINA                     NORTH CAROLINA
                                                                       DIVIDEND ADVANTAGE 2 (NNO)        DIVIDEND ADVANTAGE 3 (NII)
                                                                     -----------------------------      ----------------------------
                                                                      SIX MONTHS                         SIX MONTHS
                                                                           ENDED        YEAR ENDED            ENDED      YEAR ENDED
                                                                        11/30/06           5/31/06         11/30/06         5/31/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $ 1,720,600       $ 3,445,695      $ 1,741,132     $ 3,459,061
Net realized gain (loss) from
   investments                                                           160,230           144,400          117,377          11,352
Net realized gain (loss) from futures                                         --                --               --              --
Net realized gain (loss) from
   forward swaps                                                              --           (83,226)              --        (165,393)
Change in net unrealized appreciation
   (depreciation) of investments                                       1,883,275        (2,445,879)       1,869,977      (2,071,239)
Change in net unrealized appreciation
   (depreciation) of forward swaps                                            --           172,011               --         258,425
Distributions to Preferred Shareholders:
   From net investment income                                           (448,722)         (652,732)        (432,518)       (695,922)
   From accumulated net realized gains                                        --           (46,077)              --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                                     3,315,383           534,192        3,295,968         796,284
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                            (1,343,343)       (3,076,672)      (1,285,162)     (2,840,173)
From accumulated net realized gains                                           --          (463,738)              --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                             (1,343,343)       (3,540,410)      (1,285,162)     (2,840,173)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common Shares:
   Offering costs adjustments                                                 --             6,568               --              --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions                                        32,886            89,225            9,741          58,742
Preferred shares offering costs adjustments                                   --             6,694               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions                                             32,886           102,487            9,741          58,742
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                         2,004,926        (2,903,731)       2,020,547      (1,985,147)
Net assets applicable to Common
   shares at the beginning of period                                  55,251,484        58,155,215       56,049,411      58,034,558
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                       $57,256,410       $55,251,484      $58,069,958     $56,049,411
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                                                     $  (158,523)      $   (87,058)     $  (114,421)     $ (137,873)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Georgia Premium Income Municipal Fund
(NPG), Nuveen Georgia Dividend Advantage Municipal Fund (NZX), Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG), Nuveen North Carolina Premium Income Municipal Fund (NNC), Nuveen North Carolina Dividend Advantage Municipal Fund
(NRB), Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO) and Nuveen North Carolina Dividend Advantage Municipal Fund 3 (NII). Common shares of Georgia Premium Income (NPG), Georgia Dividend Advantage (NZX), Georgia Dividend Advantage 2 (NKG), North Carolina Dividend Advantage (NRB), North Carolina Dividend Advantage 2 (NNO) and North Carolina Dividend Advantage 3
(NII) are traded on the American Stock Exchange while Common shares of North Carolina Premium Income (NNC) are traded on the New York Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund's Board of Trustees. Futures contracts are valued using the closing settlement price, or, in the absence of such a price, at the mean of the bid and asked prices. If the pricing service is unable to supply a price for a municipal bond, forward swap contract or futures contract, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment is unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the investment. Exchange-listed securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At November 30, 2006, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares
The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding for each Fund is as follows:

                                                                  NORTH        NORTH         NORTH         NORTH
                       GEORGIA      GEORGIA       GEORGIA      CAROLINA     CAROLINA      CAROLINA      CAROLINA
                       PREMIUM     DIVIDEND      DIVIDEND       PREMIUM     DIVIDEND      DIVIDEND      DIVIDEND
                        INCOME    ADVANTAGE   ADVANTAGE 2        INCOME    ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                         (NPG)        (NZX)         (NKG)         (NNC)        (NRB)          (NNO)        (NII)
----------------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                 --          600            --            --           --            --            --
   Series T                 --           --            --            --          680            --            --
   Series W                 --           --            --            --           --            --         1,120
   Series TH             1,112           --            --         1,872           --            --            --
   Series F                 --           --         1,320            --           --         1,120            --
================================================================================================================

Inverse Floating Rate Securities

Each Fund may invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an "Inverse floating rate investment". An investment in a self-deposited inverse floater is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS) No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an "Underlying bond of an inverse floating rate trust", with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and accounts for the related interest paid to the holders of the short-term floating rate certificates as "Interest expense and fees" in the Statement of Operations.

During the six months ended November 30, 2006, North Carolina Premium Income
(NNC), North Carolina Dividend Advantage (NRB), North Carolina Dividend Advantage 2 (NNO) and North Carolina Dividend Advantage 3 (NII) invested in externally deposited inverse floaters and/or self-deposited inverse floaters. Georgia Premium Income (NPG), Georgia Dividend Advantage (NZX) and Georgia Dividend Advantage 2 (NKG) did not invest in any such instruments during the six months ended November 30, 2006.

The average floating rate obligations outstanding and average annual interest rate related to self-deposited inverse floaters during the six months ended November 30, 2006, were as follows:

                                                            NORTH        NORTH        NORTH        NORTH
                                                         CAROLINA     CAROLINA     CAROLINA     CAROLINA
                                                          PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                                           INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                            (NNC)        (NRB)        (NNO)        (NII)
--------------------------------------------------------------------------------------------------------
Average floating rate obligations                          $7,065   $1,365,299     $737,853   $1,456,793
Average annual interest rate                                3.72%        3.80%        3.80%        3.80%
========================================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Forward Swap Transactions

The Funds are authorized to invest in certain derivative financial instruments. The Funds' use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Fund's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Futures Contracts

The Funds are authorized to invest in futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the changes in market value of the contract. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is noted in the Statement of Assets and Liabilities. Additionally, the Statement of Assets and Liabilities reflects a receivable or payable for the variation margin when applicable. As of November 30, 2006, there were no outstanding futures contracts in any of the Funds.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Funds' organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                                                    GEORGIA               GEORGIA DIVIDEND          GEORGIA DIVIDEND
                                              PREMIUM INCOME (NPG)         ADVANTAGE (NZX)          ADVANTAGE 2 (NKG)
                                            -----------------------   -----------------------    -----------------------
                                            SIX MONTHS                SIX MONTHS                 SIX MONTHS
                                                 ENDED   YEAR ENDED        ENDED   YEAR ENDED         ENDED   YEAR ENDED
                                              11/30/06      5/31/06     11/30/06      5/31/06      11/30/06      5/31/06
------------------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions          2,117        6,229        1,642        3,662            --           --
========================================================================================================================
                                                                           NORTH CAROLINA            NORTH CAROLINA
                                                                        PREMIUM INCOME (NNC)    DIVIDEND ADVANTAGE (NRB)
                                                                      -----------------------   ------------------------
                                                                      SIX MONTHS                 SIX MONTHS
                                                                           ENDED   YEAR ENDED         ENDED   YEAR ENDED
                                                                        11/30/06      5/31/06      11/30/06      5/31/06
------------------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions                                    3,363       14,230         2,170        3,276
========================================================================================================================
                                                                           NORTH CAROLINA            NORTH CAROLINA
                                                                              DIVIDEND                  DIVIDEND
                                                                          ADVANTAGE 2 (NNO)         ADVANTAGE 3 (NII)
                                                                      -----------------------   ------------------------
                                                                      SIX MONTHS                 SIX MONTHS
                                                                           ENDED   YEAR ENDED         ENDED   YEAR ENDED
                                                                        11/30/06      5/31/06      11/30/06      5/31/06
------------------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions                                    2,166        5,637           672        3,940
========================================================================================================================

3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended November 30, 2006, were as follows:

                                                                         GEORGIA      GEORGIA       GEORGIA
                                                                         PREMIUM     DIVIDEND      DIVIDEND
                                                                          INCOME    ADVANTAGE   ADVANTAGE 2
                                                                           (NPG)        (NZX)         (NKG)
-----------------------------------------------------------------------------------------------------------
Purchases                                                              $      --   $  269,868    $1,510,789
Sales and maturities                                                      60,000    1,400,000     1,692,577
===========================================================================================================
                                                              NORTH        NORTH        NORTH         NORTH
                                                           CAROLINA     CAROLINA     CAROLINA      CAROLINA
                                                            PREMIUM     DIVIDEND     DIVIDEND      DIVIDEND
                                                             INCOME    ADVANTAGE  ADVANTAGE 2   ADVANTAGE 3
                                                              (NNC)        (NRB)        (NNO)         (NII)
-----------------------------------------------------------------------------------------------------------
Purchases                                               $15,238,639  $ 9,921,999  $ 7,544,729   $11,732,278
Sales and maturities                                     12,268,508    4,541,106    4,019,125     7,661,478
===========================================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their Federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At November 30, 2006, the cost of investments was as follows:

                                                                         GEORGIA      GEORGIA       GEORGIA
                                                                         PREMIUM     DIVIDEND      DIVIDEND
                                                                          INCOME    ADVANTAGE   ADVANTAGE 2
                                                                           (NPG)        (NZX)         (NKG)
-----------------------------------------------------------------------------------------------------------
Cost of investments                                                  $78,968,261  $42,021,148   $94,961,706
===========================================================================================================
                                                              NORTH        NORTH        NORTH         NORTH
                                                           CAROLINA     CAROLINA     CAROLINA      CAROLINA
                                                            PREMIUM     DIVIDEND     DIVIDEND      DIVIDEND
                                                             INCOME    ADVANTAGE  ADVANTAGE 2   ADVANTAGE 3
                                                              (NNC)        (NRB)        (NNO)         (NII)
-----------------------------------------------------------------------------------------------------------
Cost of investments                                    $132,506,599  $48,360,866  $80,265,484   $80,276,767
===========================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2006, were as follows:

                                                                         GEORGIA      GEORGIA       GEORGIA
                                                                         PREMIUM     DIVIDEND      DIVIDEND
                                                                          INCOME    ADVANTAGE   ADVANTAGE 2
                                                                           (NPG)        (NZX)         (NKG)
-----------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                       $4,816,023   $2,194,575    $4,292,899
   Depreciation                                                               --      (82,953)     (245,734)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
   of investments                                                     $4,816,023   $2,111,622    $4,047,165
===========================================================================================================
                                                              NORTH        NORTH        NORTH         NORTH
                                                           CAROLINA     CAROLINA     CAROLINA      CAROLINA
                                                            PREMIUM     DIVIDEND     DIVIDEND      DIVIDEND
                                                             INCOME    ADVANTAGE  ADVANTAGE 2   ADVANTAGE 3
                                                              (NNC)        (NRB)        (NNO)         (NII)
-----------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                          $6,353,814   $2,345,941   $3,994,306    $3,482,674
   Depreciation                                              (3,290)      (6,229)      (1,880)      (56,442)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
   of investments                                        $6,350,524   $2,339,712   $3,992,426    $3,426,232
===========================================================================================================

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at May 31, 2006, the Funds' last tax year end, were as follows:

                                                                         GEORGIA      GEORGIA       GEORGIA
                                                                         PREMIUM     DIVIDEND      DIVIDEND
                                                                          INCOME    ADVANTAGE   ADVANTAGE 2
                                                                           (NPG)        (NZX)         (NKG)
-----------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                                   $317,681     $247,991       $26,687
Undistributed net ordinary income **                                          --           --            --
Undistributed net long-term capital gains                                    215           --            --
===========================================================================================================
                                                              NORTH        NORTH        NORTH         NORTH
                                                           CAROLINA     CAROLINA     CAROLINA      CAROLINA
                                                            PREMIUM     DIVIDEND     DIVIDEND      DIVIDEND
                                                             INCOME    ADVANTAGE  ADVANTAGE 2   ADVANTAGE 3
                                                              (NNC)        (NRB)        (NNO)         (NII)
-----------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                      $434,758     $270,616     $154,672      $104,660
Undistributed net ordinary income **                             --           --           --            --
Undistributed net long-term capital gains                        --           --       61,048            --
===========================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 1, 2006, paid on June 1, 2006.
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended May 31, 2006, was designated for purposes of the dividends paid deduction as follows:

                                                                         GEORGIA      GEORGIA       GEORGIA
                                                                         PREMIUM     DIVIDEND      DIVIDEND
                                                                          INCOME    ADVANTAGE   ADVANTAGE 2
                                                                           (NPG)        (NZX)         (NKG)
-----------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                              $3,641,791   $2,072,610    $4,067,314
Distributions from net ordinary income **                                  3,242           --            --
Distributions from net long-term capital gains                           280,565           --            --
===========================================================================================================
                                                              NORTH        NORTH        NORTH         NORTH
                                                           CAROLINA     CAROLINA     CAROLINA      CAROLINA
                                                            PREMIUM     DIVIDEND     DIVIDEND      DIVIDEND
                                                             INCOME    ADVANTAGE  ADVANTAGE 2   ADVANTAGE 3
                                                              (NNC)        (NRB)        (NNO)         (NII)
-----------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                 $6,057,580   $2,388,973   $3,738,500    $3,554,484
Distributions from net ordinary income **                    24,591           --      123,149            --
Distributions from net long-term capital gains            1,146,601           --      400,823            --
===========================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2006, the Funds' last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                                          NORTH        NORTH
                                                            GEORGIA       GEORGIA      CAROLINA     CAROLINA
                                                           DIVIDEND      DIVIDEND      DIVIDEND     DIVIDEND
                                                          ADVANTAGE   ADVANTAGE 2     ADVANTAGE  ADVANTAGE 3
                                                              (NZX)         (NKG)         (NRB)        (NII)
------------------------------------------------------------------------------------------------------------
Expiration year:
   2012                                                  $       --      $138,103       $    --     $339,128
   2013                                                      52,813       177,608         7,645       36,008
   2014                                                     113,539       287,093            --      474,910
------------------------------------------------------------------------------------------------------------
Total                                                      $166,352      $602,804        $7,645     $850,046
============================================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



The following Funds elected to defer net realized losses from investments incurred from November 1, 2005 through May 31, 2006 ("post-October losses") in accordance with Federal income tax regulations. Post-October losses were treated as having arisen on the first day of the current fiscal year:

                                                                                        NORTH        NORTH
                                               GEORGIA     GEORGIA       GEORGIA     CAROLINA     CAROLINA
                                               PREMIUM    DIVIDEND      DIVIDEND      PREMIUM     DIVIDEND
                                                INCOME   ADVANTAGE   ADVANTAGE 2       INCOME  ADVANTAGE 3
                                                 (NPG)       (NZX)         (NKG)        (NNC)        (NII)
----------------------------------------------------------------------------------------------------------
                                               $66,877     $86,710      $186,814      $21,552      $10,007
==========================================================================================================

5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS                            GEORGIA PREMIUM INCOME (NPG)
(INCLUDING NET ASSETS                        NORTH CAROLINA PREMIUM INCOME (NNC)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

                                                GEORGIA DIVIDEND ADVANTAGE (NZX)
                                              GEORGIA DIVIDEND ADVANTAGE 2 (NKG)
                                         NORTH CAROLINA DIVIDEND ADVANTAGE (NRB)
AVERAGE DAILY NET ASSETS               NORTH CAROLINA DIVIDEND ADVANTAGE 2 (NNO)
(INCLUDING NET ASSETS                  NORTH CAROLINA DIVIDEND ADVANTAGE 3 (NII)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of November 30, 2006, the complex-level fee rate was .1845%.

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first ten years of Georgia Dividend Advantage's (NZX) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
SEPTEMBER 30,                                    SEPTEMBER 30,
--------------------------------------------------------------------------------
2001*                      .30%                  2007                       .25%
2002                       .30                   2008                       .20
2003                       .30                   2009                       .15
2004                       .30                   2010                       .10
2005                       .30                   2011                       .05
2006                       .30
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse Georgia Dividend Advantage (NZX) for any portion of its fees and expenses beyond September 30, 2011.

For the first eight years of Georgia Dividend Advantage 2's (NKG) and North Carolina Dividend Advantage 3's (NII) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
SEPTEMBER 30,                                    SEPTEMBER 30,
--------------------------------------------------------------------------------
2002*                      .32%                  2007                       .32%
2003                       .32                   2008                       .24
2004                       .32                   2009                       .16
2005                       .32                   2010                       .08
2006                       .32
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse Georgia Dividend Advantage 2 (NKG) and North Carolina Dividend Advantage 3 (NII) for any portion of its fees and expenses beyond September 30, 2010.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



For the first ten years of North Carolina Dividend Advantage's (NRB) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
JANUARY 31,                                      JANUARY 31,
--------------------------------------------------------------------------------
2001*                      .30%                  2007                       .25%
2002                       .30                   2008                       .20
2003                       .30                   2009                       .15
2004                       .30                   2010                       .10
2005                       .30                   2011                       .05
2006                       .30
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse North Carolina Dividend Advantage (NRB) for any portion of its fees and expenses beyond January 31, 2011.

For the first ten years of North Carolina Dividend Advantage 2's (NNO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
NOVEMBER 30,                                     NOVEMBER 30,
--------------------------------------------------------------------------------
2001*                      .30%                  2007                       .25%
2002                       .30                   2008                       .20
2003                       .30                   2009                       .15
2004                       .30                   2010                       .10
2005                       .30                   2011                       .05
2006                       .30
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse North Carolina Dividend Advantage 2
(NNO) for any portion of its fees and expenses beyond November 30, 2011.

6. NEW ACCOUNTING PRONOUNCEMENTS

Financial Accounting Standards Board Interpretation No. 48

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of November 30, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

7. SUBSEQUENT EVENTS

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on December 29, 2006, to shareholders of record on December 15, 2006, as follows:

                                                              NORTH       NORTH        NORTH        NORTH
                      GEORGIA     GEORGIA      GEORGIA     CAROLINA    CAROLINA     CAROLINA     CAROLINA
                      PREMIUM    DIVIDEND     DIVIDEND      PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                       INCOME   ADVANTAGE  ADVANTAGE 2       INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                        (NPG)       (NZX)        (NKG)        (NNC)       (NRB)        (NNO)        (NII)
---------------------------------------------------------------------------------------------------------
Dividend per share     $.0555      $.0625       $.0530       $.0545      $.0635       $.0580       $.0545
=========================================================================================================

At the same time, the following Funds declared capital gains and/or ordinary income distributions as follows:

                                                                          NORTH        NORTH        NORTH
                                                                       CAROLINA     CAROLINA     CAROLINA
                                                                        PREMIUM     DIVIDEND     DIVIDEND
                                                                         INCOME    ADVANTAGE  ADVANTAGE 2
                                                                          (NNC)        (NRB)        (NNO)
---------------------------------------------------------------------------------------------------------
Capital gains distributions per share                                    $.0141       $.0520       $.0388
Ordinary income distributions per share*                                     --        .0001        .0103
=========================================================================================================

* Ordinary income consists of taxable market discount income and net short-term capital gains, if any.

                        Financial
                               HIGHLIGHTS (Unaudited)

          Selected data for a Common share outstanding throughout each period:
                                                   Investment Operations                                 Less Distributions
                              ----------------------------------------------------------------  ------------------------------------
                                                        Distributions   Distributions
                                                             from Net            from                  Net
                   Beginning                               Investment         Capital           Investment    Capital
                      Common                      Net       Income to        Gains to            Income to   Gains to
                       Share         Net    Realized/       Preferred       Preferred               Common     Common
                   Net Asset  Investment   Unrealized          Share-          Share-               Share-     Share-
                       Value      Income   Gain (Loss)        holders+        holders+   Total     holders    holders         Total
====================================================================================================================================
GEORGIA PREMIUM
INCOME (NPG)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(c)               $14.55       $ .43       $  .49           $(.11)           $ --    $ .81       $(.34)      $ --         $(.34)
2006                   15.19         .87         (.48)           (.17)           (.01)     .21        (.78)      (.07)         (.85)
2005                   14.42         .92          .84            (.09)             --     1.67        (.90)        --          (.90)
2004                   15.36         .97         (.96)           (.05)             --     (.04)       (.90)        --          (.90)
2003                   14.31         .96         1.02            (.07)             --     1.91        (.86)        --          (.86)
2002                   14.15        1.02          .11            (.12)             --     1.01        (.85)        --          (.85)

GEORGIA DIVIDEND
ADVANTAGE (NZX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(c)                14.71         .46          .45            (.13)             --      .78        (.39)        --          (.39)
2006                   15.30         .94         (.47)           (.19)             --      .28        (.87)        --          (.87)
2005                   14.47         .96          .85            (.10)             --     1.71        (.88)      (.01)         (.89)
2004                   15.62         .97        (1.18)           (.06)             --     (.27)       (.87)      (.01)         (.88)
2003                   14.00         .96         1.65            (.06)           (.02)    2.53        (.81)      (.13)         (.94)
2002(a)                14.33         .58         (.19)           (.06)             --      .33        (.47)        --          (.47)

GEORGIA DIVIDEND
ADVANTAGE 2 (NKG)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(c)                14.25         .44          .56            (.12)             --      .88        (.31)        --          (.31)
2006                   14.71         .88         (.45)           (.19)             --      .24        (.70)        --          (.70)
2005                   13.79         .87          .94            (.11)             --     1.70        (.78)        --          (.78)
2004                   15.01         .88        (1.23)           (.05)             --     (.40)       (.80)      (.02)         (.82)
2003(b)                14.33         .47          .92            (.04)             --     1.35        (.47)        --          (.47)
====================================================================================================================================
                                                                         Total Returns
                                                                    ----------------------
                                                                                   Based
                           Offering                                                   on
                          Costs and       Ending                                  Common
                          Preferred       Common                     Based         Share
                              Share        Share         Ending         on           Net
                       Underwriting    Net Asset         Market     Market         Asset
                          Discounts        Value          Value      Value**       Value**
==========================================================================================
GEORGIA PREMIUM
INCOME (NPG)
------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(c)                        $ --       $15.02         $14.42      (2.69)%        5.65%
2006                             --        14.55          15.16      (4.12)         1.42
2005                             --        15.19          16.70      15.46         11.88
2004                             --        14.42          15.30      (4.56)         (.23)
2003                             --        15.36          16.95      12.92         13.78
2002                             --        14.31          15.83       8.98          7.32

GEORGIA DIVIDEND
ADVANTAGE (NZX)
------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(c)                          --        15.10          16.25       7.29          5.33
2006                             --        14.71          15.50       2.91          1.87
2005                            .01        15.30          15.89      20.74         12.10
2004                             --        14.47          13.95      (5.15)        (1.73)
2003                            .03        15.62          15.59      12.56         18.82
2002(a)                        (.19)       14.00          14.74       1.42          1.02

GEORGIA DIVIDEND
ADVANTAGE 2 (NKG)
------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(c)                          --        14.82          13.80       6.49          6.24
2006                             --        14.25          13.26      (1.61)         1.68
2005                             --        14.71          14.18      13.61         12.61
2004                             --        13.79          13.20      (6.57)        (2.67)
2003(b)                        (.20)       15.01          14.98       3.16          8.22
==========================================================================================
                                                   Ratios/Supplemental Data
                    -----------------------------------------------------------------------------------------
                                   Ratios to Average Net Assets    Ratios to Average Net Assets
                                    Applicable to Common Shares     Applicable to Common Shares
                                    Before Credit/Reimbursement     After Credit/Reimbursement***
                                   ----------------------------    ------------------------------
                         Ending
                            Net
                         Assets
                     Applicable                           Net                               Net    Portfolio
                      to Common                    Investment                        Investment     Turnover
                    Shares (000)     Expenses++        Income++       Expenses++         Income++       Rate
=============================================================================================================
GEORGIA PREMIUM
INCOME (NPG)
-------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(c)                 $57,140          1.26%*          5.86%*           1.24%*           5.88%*          0%
2006                     55,318          1.25            5.87             1.22             5.90           15
2005                     57,687          1.25            6.15             1.23             6.17           18
2004                     54,607          1.23            6.54             1.22             6.55           12
2003                     58,050          1.29            6.53             1.26             6.55           22
2002                     53,909          1.37            7.12             1.35             7.13           37

GEORGIA DIVIDEND
ADVANTAGE (NZX)
-------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(c)                  29,702          1.32*           5.76*             .87*            6.21*           1
2006                     28,912          1.31            5.82              .85             6.28            5
2005                     30,007          1.27            5.93              .80             6.39           12
2004                     28,348          1.27            6.03              .81             6.49            5
2003                     30,576          1.31            6.00              .83             6.49           48
2002(a)                  27,381          1.37*           5.70*             .92*            6.16*          60

GEORGIA DIVIDEND
ADVANTAGE 2 (NKG)
-------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(c)                  67,501          1.25*           5.64*             .76*            6.14*           2
2006                     64,901          1.24            5.63              .75             6.12            7
2005                     66,974          1.23            5.58              .74             6.07            5
2004                     62,810          1.22            5.63              .73             6.12           12
2003(b)                  68,325          1.16*           4.36*             .69*            4.84*          17
=============================================================================================================
                           Preferred Shares at End of Period
                        ----------------------------------------
                          Aggregate    Liquidation
                             Amount     and Market         Asset
                        Outstanding          Value      Coverage
                               (000)     Per Share     Per Share
=================================================================
GEORGIA PREMIUM
INCOME (NPG)
-----------------------------------------------------------------
Year Ended 5/31:
2007(c)                     $27,800        $25,000       $76,385
2006                         27,800         25,000        74,747
2005                         27,800         25,000        76,877
2004                         27,800         25,000        74,107
2003                         27,800         25,000        77,203
2002                         27,800         25,000        73,480

GEORGIA DIVIDEND
ADVANTAGE (NZX)
-----------------------------------------------------------------
Year Ended 5/31:
2007(c)                      15,000         25,000        74,503
2006                         15,000         25,000        73,187
2005                         15,000         25,000        75,012
2004                         15,000         25,000        72,247
2003                         15,000         25,000        75,961
2002(a)                      15,000         25,000        70,636

GEORGIA DIVIDEND
ADVANTAGE 2 (NKG)
-----------------------------------------------------------------
Year Ended 5/31:
2007(c)                      33,000         25,000        76,137
2006                         33,000         25,000        74,168
2005                         33,000         25,000        75,738
2004                         33,000         25,000        72,583
2003(b)                      33,000         25,000        76,761
=================================================================

*    Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period September 25, 2001 (commencement of operations) through May 31, 2002.
(b) For the period September 25, 2002 (commencement of operations) through May 31, 2003.
(c)  For the six months ended November 30, 2006.

                                 See accompanying notes to financial statements.


                                  60-61 spread

          Selected data for a Common share outstanding throughout each period:
                                                  Investment Operations                                   Less Distributions
                              ----------------------------------------------------------------  ------------------------------------
                                                        Distributions   Distributions
                                                             from Net            from                  Net
                   Beginning                               Investment         Capital           Investment    Capital
                      Common                      Net       Income to        Gains to            Income to   Gains to
                       Share         Net    Realized/       Preferred       Preferred               Common     Common
                   Net Asset  Investment   Unrealized          Share-          Share-               Share-     Share-
                       Value      Income   Gain (Loss)        holders+        holders+   Total     holders    holders         Total
====================================================================================================================================
NORTH CAROLINA
PREMIUM INCOME (NNC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)               $14.34       $ .43       $  .52           $(.12)           $ --    $ .83       $(.34)      $ --         $(.34)
2006                   15.16         .88         (.57)           (.16)           (.02)     .13        (.79)      (.16)         (.95)
2005                   14.55         .91          .70            (.11)             --     1.50        (.89)        --          (.89)
2004                   15.50         .95         (.95)           (.06)             --     (.06)       (.89)        --          (.89)
2003                   14.18         .98         1.27            (.07)             --     2.18        (.86)        --          (.86)
2002                   13.94        1.02          .15            (.13)             --     1.04        (.80)        --          (.80)

NORTH CAROLINA
DIVIDEND ADVANTAGE (NRB)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)                14.87         .47          .46            (.11)             --      .82        (.39)        --          (.39)
2006                   15.46         .94         (.48)           (.17)             --      .29        (.88)        --          (.88)
2005                   14.72         .97          .78            (.09)             --     1.66        (.92)        --          (.92)
2004                   15.87         .98        (1.10)           (.05)             --     (.17)       (.91)      (.07)         (.98)
2003                   14.39        1.00         1.54            (.06)           (.02)    2.46        (.86)      (.13)         (.99)
2002                   13.90        1.06          .38            (.13)             --     1.31        (.82)        --          (.82)
====================================================================================================================================
                                                                             Total Returns
                                                                         ----------------------
                                Offering                                             Based on
                               Costs and       Ending                                  Common
                               Preferred       Common                     Based         Share
                                   Share        Share         Ending         on           Net
                            Underwriting    Net Asset         Market     Market         Asset
                               Discounts        Value          Value      Value**       Value**
===============================================================================================
NORTH CAROLINA
PREMIUM INCOME (NNC)
-----------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)                             $ --       $14.83         $14.68       (.47)%        5.83%
2006                                  --        14.34          15.09      (6.84)          .87
2005                                  --        15.16          17.20      17.79         10.52
2004                                  --        14.55          15.40      (4.08)         (.40)
2003                                  --        15.50          16.95      10.27         15.80
2002                                  --        14.18          16.21      15.44          7.62

NORTH CAROLINA
DIVIDEND ADVANTAGE
(NRB)
-----------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)                               --        15.30          15.69      (9.21)         5.59
2006                                  --        14.87          17.70       8.03          1.93
2005                                  --        15.46          17.25      21.19         11.53
2004                                  --        14.72          15.05      (2.76)        (1.08)
2003                                 .01        15.87          16.45      13.52         17.75
2002                                  --        14.39          15.44       7.54          9.58
===============================================================================================
                                                                Ratios/Supplemental Data
                --------------------------------------------------------------------------------------------------------------------
                                        Ratios to Average Net Assets                  Ratios to Average Net Assets
                                        Applicable to Common Shares                   Applicable to Common Shares
                                        Before Credit/Reimbursement                   After Credit/Reimbursement***
                               --------------------------------------------  --------------------------------------------
                     Ending
                        Net
                     Assets
                 Applicable     Expenses        Expenses              Net     Expenses        Expenses              Net    Portfolio
                  to Common    Including       Excluding       Investment    Including       Excluding       Investment     Turnover
                Shares (000)    Interest++(a)   Interest++(a)      Income++   Interest++(a)   Interest++(a)      Income++       Rate
====================================================================================================================================
NORTH CAROLINA
PREMIUM INCOME
(NNC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)             $94,214         1.24%*          1.24%*           5.86%*       1.22%*          1.22%*           5.89%*         9%
2006                 91,033         1.25            1.25             5.98         1.24            1.24             5.99          16
2005                 96,008         1.23            1.23             6.09         1.22            1.22             6.10          19
2004                 91,941         1.23            1.23             6.35         1.22            1.22             6.36          20
2003                 97,785         1.27            1.27             6.60         1.25            1.25             6.62          16
2002                 89,286         1.33            1.33             7.17         1.32            1.32             7.18          22

NORTH CAROLINA
DIVIDEND
ADVANTAGE
(NRB)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)              34,552         1.46*           1.31*            5.87*        1.06*            .90*            6.27*          9
2006                 33,537         1.29            1.29             5.79          .84             .84             6.24           4
2005                 34,820         1.27            1.27             5.90          .81             .81             6.35          11
2004                 33,110         1.24            1.24             5.96          .78             .78             6.42          15
2003                 35,591         1.30            1.30             6.16          .83             .83             6.62          39
2002                 32,148         1.44            1.44             6.86          .90             .90             7.40          37
====================================================================================================================================

                                                       Floating Rate Obligations
                   Preferred Shares at End of Period        at End of Period
              ---------------------------------------  -------------------------
                Aggregate   Liquidation                  Aggregate
                   Amount    and Market         Asset       Amount         Asset
              Outstanding         Value      Coverage  Outstanding      Coverage
                     (000)    Per Share     Per Share         (000)   Per $1,000
================================================================================
NORTH CAROLINA
PREMIUM INCOME (NNC)
--------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)           $46,800       $25,000       $75,328       $1,300      $109,472
2006               46,800        25,000        73,629           --            --
2005               46,800        25,000        76,286           --            --
2004               46,800        25,000        74,114           --            --
2003               46,800        25,000        77,236           --            --
2002               46,800        25,000        72,695           --            --

NORTH CAROLINA
DIVIDEND ADVANTAGE
(NRB)
--------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)            17,000        25,000        75,811        5,480        10,407
2006               17,000        25,000        74,319           --            --
2005               17,000        25,000        76,205           --            --
2004               17,000        25,000        73,692           --            --
2003               17,000        25,000        77,340           --            --
2002               17,000        25,000        72,277           --            --
================================================================================
*    Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.
(b)  For the six months ended November 30, 2006.

                                 See accompanying notes to financial statements.


                                  62-63 spread

                        FINANCIAL HIGHLIGHTS (Unaudited) (continued)

          Selected data for a Common share outstanding throughout each period:
                                                  Investment Operations                                   Less Distributions
                              ----------------------------------------------------------------  ------------------------------------
                                                        Distributions   Distributions
                                                             from Net            from                  Net
                   Beginning                               Investment         Capital           Investment    Capital
                      Common                      Net       Income to        Gains to            Income to   Gains to
                       Share         Net    Realized/       Preferred       Preferred               Common     Common
                   Net Asset  Investment   Unrealized          Share-          Share-               Share-     Share-
                       Value      Income   Gain (Loss)        holders+        holders+   Total     holders    holders         Total
====================================================================================================================================
NORTH CAROLINA
DIVIDEND
ADVANTAGE 2 (NNO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(d)               $14.75       $ .46        $ .55           $(.12)           $ --    $ .89       $(.36)      $ --         $(.36)
2006                   15.55         .92         (.60)           (.17)           (.01)     .14        (.82)      (.12)         (.94)
2005                   14.81         .94          .83            (.10)             --     1.67        (.86)      (.07)         (.93)
2004                   15.98         .94        (1.17)           (.06)             --     (.29)       (.85)      (.03)         (.88)
2003                   14.30         .94         1.78            (.07)           (.02)    2.63        (.82)      (.13)         (.95)
2002(b)                14.33         .38          .11            (.04)             --      .45        (.34)        --          (.34)

NORTH CAROLINA
DIVIDEND
ADVANTAGE 3 (NII)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(d)                14.26         .44          .51            (.11)             --      .84        (.33)        --          (.33)
2006                   14.78         .88         (.50)           (.18)             --      .20        (.72)        --          (.72)
2005                   13.89         .89          .91            (.11)             --     1.69        (.80)        --          (.80)
2004                   14.96         .90        (1.09)           (.07)             --     (.26)       (.80)      (.01)         (.81)
2003(c)                14.33         .49          .87            (.05)             --     1.31        (.47)        --          (.47)
====================================================================================================================================
                                                                     Total Returns
                                                                 ----------------------
                        Offering                                             Based on
                       Costs and       Ending                                  Common
                       Preferred       Common                     Based         Share
                           Share        Share         Ending         on           Net
                    Underwriting    Net Asset         Market     Market         Asset
                       Discounts        Value          Value      Value**       Value**
=======================================================================================
NORTH CAROLINA
DIVIDEND
ADVANTAGE 2 (NNO)
---------------------------------------------------------------------------------------
Year Ended 5/31:
2007(d)                     $ --       $15.28         $14.93      $ .05        $ 6.10
2006                          --        14.75          15.28       (.18)          .97
2005                          --        15.55          16.25      16.46         11.56
2004                          --        14.81          14.80      (1.94)        (1.83)
2003                          --        15.98          15.97      14.10         18.98
2002(b)                     (.14)       14.30          14.90       1.64          2.22

NORTH CAROLINA
DIVIDEND
ADVANTAGE 3 (NII)
---------------------------------------------------------------------------------------
Year Ended 5/31:
2007(d)                       --        14.77          14.20        .73          5.94
2006                          --        14.26          14.42      (1.59)         1.41
2005                          --        14.78          15.40      18.78         12.39
2004                          --        13.89          13.68      (4.93)        (1.75)
2003(c)                     (.21)       14.96          15.20       4.56          7.86
=======================================================================================
                                                              Ratios/Supplemental Data
                 -------------------------------------------------------------------------------------------------------------------
                                        Ratios to Average Net Assets                  Ratios to Average Net Assets
                                        Applicable to Common Shares                   Applicable to Common Shares
                                        Before Credit/Reimbursement                   After Credit/Reimbursement***
                              --------------------------------------------  --------------------------------------------
                      Ending
                         Net
                      Assets
                  Applicable    Expenses        Expenses              Net     Expenses        Expenses              Net    Portfolio
                   to Common   Including       Excluding       Investment    Including       Excluding       Investment     Turnover
                 Shares (000)   Interest++(a)   Interest++(a)      Income++   Interest++(a)   Interest++(a)      Income++       Rate
====================================================================================================================================
NORTH CAROLINA
DIVIDEND
ADVANTAGE 2 (NNO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(d)              $57,256        1.30%*          1.25%*           5.68%*        .84%*          .79%*            6.15%*         5%
2006                  55,251        1.24            1.24             5.62          .77            .77              6.09           9
2005                  58,155        1.23            1.23             5.64          .77            .77              6.10          26
2004                  55,311        1.22            1.22             5.71          .77            .77              6.16          13
2003                  59,642        1.24            1.24             5.80          .76            .76              6.27          22
2002(b)               53,383        1.19*           1.19*            4.70*         .74*           .74*             5.15*         43

NORTH CAROLINA
DIVIDEND
ADVANTAGE 3 (NII)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(d)               58,070        1.35*           1.25*            5.64*         .86*           .76*             6.13*          9
2006                  56,049        1.23            1.23             5.58          .75            .75              6.07           2
2005                  58,035        1.24            1.24             5.65          .76            .76              6.14           8
2004                  54,482        1.22            1.22             5.75          .73            .73              6.23          14
2003(c)               58,653        1.18*           1.18*            4.61*         .71*           .71*             5.08*          3
====================================================================================================================================

                                                       Floating Rate Obligations
                   Preferred Shares at End of Period        at End of Period
              ---------------------------------------  -------------------------
                Aggregate   Liquidation                   Aggregate
                   Amount    and Market         Asset        Amount        Asset
              Outstanding         Value      Coverage   Outstanding     Coverage
                     (000)    Per Share     Per Share          (000)  Per $1,000
================================================================================
NORTH CAROLINA
DIVIDEND
ADVANTAGE 2 (NNO)
--------------------------------------------------------------------------------
Year Ended 5/31:
2007(d)           $28,000       $25,000       $76,122        $3,465      $25,605
2006               28,000        25,000        74,332            --           --
2005               28,000        25,000        76,924            --           --
2004               28,000        25,000        74,385            --           --
2003               28,000        25,000        78,252            --           --
2002(b)            28,000        25,000        72,664            --           --

NORTH CAROLINA
DIVIDEND
ADVANTAGE 3 (NII)
--------------------------------------------------------------------------------
Year Ended 5/31:
2007(d)            28,000        25,000        76,848         6,145       15,007
2006               28,000        25,000        75,044            --           --
2005               28,000        25,000        76,817            --           --
2004               28,000        25,000        73,644            --           --
2003(c)            28,000        25,000        77,369            --           --
================================================================================
*    Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.
(b) For the period November 15, 2001 (commencement of operations) through May 31, 2002.
(c)  For the period September 25, 2002 (commencement of operations) through
     May 31, 2003.
(d)  For the six months ended November 30, 2006.

                                 See accompanying notes to financial statements.


                                  64-65 spread

Reinvest Automatically
       EASILY AND CONVENIENTLY


Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN CLOSED-END FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Automatic Dividend
     REINVESTMENT PLAN



NOTICE OF AMENDMENT TO THE TERMS AND CONDITIONS

These Funds are amending the terms and conditions of their Automatic Dividend Reinvestment Plan (the "Plan") as further described below effective with the close of business on March 1, 2007. THESE CHANGES ARE INTENDED TO ENABLE PLAN PARTICIPANTS UNDER CERTAIN CIRCUMSTANCES TO REINVEST FUND DISTRIBUTIONS AT A LOWER AGGREGATE COST THAN IS POSSIBLE UNDER THE EXISTING PLAN. Shareholders who do not wish to continue as participants under the amended Plan may withdraw from the Plan by notifying the Plan Agent prior to the effective date of the amendments. Participants should refer to their Plan document for notification instructions, or may simply call Nuveen at (800) 257-8787.

Fund shareholders who elect to participate in the Plan are able to have Fund distributions consisting of income dividends, realized capital gains and returns of capital automatically reinvested in additional Fund shares. Under the Plan's existing terms, the Plan Agent purchases Fund shares in the open market if the Fund's shares are trading at a discount to their net asset value on the payable date for the distribution. If the Fund's shares are trading at or above their net asset value on the payable date for the distribution, the Plan Agent purchases newly-issued Fund shares directly from the Fund at a price equal to the greater of the shares' net asset value or 95% of the shares' market value.

Under the Plan's amended terms, if the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value. This change will permit Plan participants under these circumstances to reinvest Fund distributions at a lower aggregate cost than is possible under the existing Plan.

                        Notes

                        Notes

                        Notes

Other Useful
      INFORMATION


QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

INVERSE FLOATERS: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS


Photo of: 2 women looking at a photo album.

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing more than $160 billion in assets, as of December 2006, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.



                                o Share prices
           Learn more           o Fund details
about Nuveen Funds at           o Daily financial news
   WWW.NUVEEN.COM/CEF           o Investor education
                                o Interactive planning tools


Logo: NUVEEN Investments


                                                                     ESA-C-1106D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen North Carolina Premium Income Municipal Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: February 8, 2007
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: February 8, 2007
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: February 8, 2007
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.